                                                            File Number 33-85496

                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549


                                    FORM S-6

                        POST-EFFECTIVE AMENDMENT NUMBER 6


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                 (Name of Trust)

                       Minnesota Life Insurance Company
             (formerly The Minnesota Mutual Life Insurance Company)
                                   (Depositor)


             400 Robert Street North, St. Paul, Minnesota 55101-2098
                    (Depositor's Principal Executive Offices)

                               Dennis E. Prohofsky
              Senior Vice President, General Counsel and Secretary
                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                               (Agent for Service)

                                    Copy to:

                              J. Sumner Jones, Esq.
                              Jones & Blouch L.L.P.
                         1025 Thomas Jefferson St., N.W.
                                 Suite 410 East
                             Washington, D.C. 20007


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

   X  immediately upon filing pursuant to paragraph (b) of Rule 485
  ---


      on (Date) pursuant to paragraph (b) of Rule 485
  ---

      60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ---
      on (Date) pursuant to paragraph (a)(1) of Rule 485
  ---



IF APPROPRIATE, CHECK THE FOLLOWING BOX:

      This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.




                      TITLE OF SECURITIES BEING REGISTERED:

                   Variable Universal Life Insurance Policies

                                 MINNESOTA LIFE
                         VARIABLE UNIVERSAL LIFE ACCOUNT

                                       OF

                        MINNESOTA LIFE INSURANCE COMPANY

                            CROSS REFERENCE TO ITEMS
                             REQUIRED BY FORM N-8B-2

N-8B-2 Item    Caption in Prospectus
   1.          Cover Page

   2.          Cover Page; General Descriptions, Minnesota Life Insurance
               Company, Variable Universal Life Account

   3.          Not Applicable

   4.          Distribution of Policies

   5.          General Descriptions, Variable Universal Life Account

   6.          General Descriptions, Variable Universal Life Account

   7.          General Descriptions, Variable Universal Life Account

   8.          Financial Statements

   9.          Legal Proceedings

   10.         Summary; Detailed Information About the Variable Universal Life
               Insurance Policy; Charges; Voting Rights

   11.         Summary; Detailed Information About the Variable Universal Life
               Insurance Policy; General Descriptions, Advantus Series Fund,
               Inc., Fidelity Variable Insurance Products Funds, and Janus Aspen
               Series

   12.         Summary; Detailed Information About the Variable Universal Life
               Insurance Policy; General Descriptions, Advantus Series Fund,
               Inc., Fidelity Variable Insurance Products Funds, and Janus Aspen
               Series

   13.         Detailed Information About the Variable Universal Life Insurance
               Policy; Charges

   14.         Detailed Information About the Variable Universal Life Insurance
               Policy; Applications and Policy Issue

   15.         Detailed Information About the Variable Universal Life Insurance
               Policy; Policy Premiums

   16.         Account Values

   17.         Summary; Detailed Information About the Variable Universal Life
               Insurance Policy; Account Values

   18.         General Descriptions, Advantus Series Fund, Inc., Fidelity
               Variable Insurance Products Funds, and Janus Aspen Series

   19.         General Matters Relating to the Policy

   20.         Not Applicable

   21.         Account Values; Policy Loans

   22.         Not Applicable

   23.         Not Applicable

   24.         General Matters Relating to the Policy; General Provisions of the
               Group Contract

   25.         General Descriptions, Minnesota Life Insurance Company

   26.         Not Applicable

   27.         General Descriptions, Minnesota Life Insurance Company

   28.         Directors and Principal Officers of Minnesota Life

   29.         General Descriptions, Minnesota Life Insurance Company

   30.         Not Applicable

   31.         Not Applicable

   32.         Not Applicable

   33.         Not Applicable

   34.         Not Applicable

   35.         General Descriptions, Minnesota Life Insurance Company

   36.         Not Applicable

   37.         Not Applicable

   38.         Distribution of Policies

   39.         Distribution of Policies

   40.         Not Applicable

   41.         Distribution of Policies

   42.         Not Applicable

   43.         Not Applicable

   44.         Detailed Information About the Variable Universal Life Insurance
               Policy; Policy Values

   45.         Not Applicable

   46.         Not Applicable

   47.         Detailed Information About the Variable Universal Life Insurance
               Policy; Policy Loans; Surrender

   48.         Not Applicable

   49.         Not Applicable

   50.         General Descriptions, Variable Universal Life Account

   51.         Summary; Detailed Information About the Variable Universal Life
               Insurance Policy; Policy Charges

   52.         Summary; General Descriptions, Variable Universal Life Account;
               Advantus Series Fund, Inc.; Fidelity Variable Insurance Products
               Funds; Janus Aspen Series

   53.         Federal Tax Status

   54.         Not Applicable

   55.         Not Applicable

   56.         Not Applicable

   57.         Not Applicable

   58.         Not Applicable

   59.         Financial Statements

Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance Policies issued by Minnesota Life Insurance Company ("Minnesota Life"). The policies are designed for use in group-sponsored insurance programs to provide life insurance protection and the flexibility to vary premium payments. Certificates setting forth or summarizing the rights of the owners and/or insureds will be issued under the group contract. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued.


Subject to the limitations in the policy, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account (herein "separate account"). Subject to the limitations in the policy and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life. To the extent of the investment of a policy in the separate account, the account value will vary with the investment experience of the sub-accounts of the separate account. There is no guaranteed minimum value associated with the separate account and its sub-accounts.



The separate account invests its assets in shares of Advantus Series Fund, Inc., Fidelity's Variable Insurance Products Funds and Janus Aspen Series (the "Funds"). The Funds have 32 portfolios which are available. They are:


- Growth Portfolio
- Bond Portfolio
- Money Market Portfolio
- Asset Allocation Portfolio
- Mortgage Securities Portfolio
- Index 500 Portfolio
- Capital Appreciation Portfolio
- International Stock Portfolio
- Small Company Growth Portfolio
- Maturing Government Bond Portfolio (target maturity of 2010)
- Value Stock Portfolio
- Small Company Value Portfolio
- Global Bond Portfolio
- Index 400 Mid-Cap Portfolio
- Macro-Cap Value Portfolio
- Micro-Cap Growth Portfolio

- VIP Money Market Portfolio: Initial Class Shares


- VIP High Income Portfolio: Initial Class Shares


- VIP Equity-Income Portfolio: Initial Class Shares


- VIP Growth Portfolio: Initial Class Shares


- VIP Overseas Portfolio: Initial Class Shares


- VIP Investment Grade Bond Portfolio: Initial Class Shares


- VIP Asset Manager Portfolio: Initial Class Shares


- VIP Index 500 Portfolio: Initial Class Shares


- VIP Contrafund(R) Portfolio: Initial Class Shares


- VIP Asset Manager: Growth Portfolio: Initial Class Shares


- VIP Balanced Portfolio: Initial Class Shares


- VIP Growth Opportunities Portfolio: Initial Class Shares


- VIP Growth & Income Portfolio: Initial Class Shares


- VIP Mid Cap Portfolio: Initial Class Shares


- Janus Aspen Series Capital Appreciation Portfolio -- Service Shares


- Janus Aspen Series International Growth Portfolio -- Service Shares



Although the Maturing Government Bond Portfolio with a target maturity of 2002 is included in this prospectus, it is not available for premium allocations or transfers.


This prospectus must be accompanied by the current prospectuses of the Funds. This prospectus should be read carefully and retained for future reference.


The policies have not been approved or disapproved by the Securities and Exchange Commission ("SEC"). Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Minnesota Life Insurance Company

400 Robert Street North
St. Paul, MN 55101-2098
651.665.3500 Tel

www.minnesotamutual.com


Dated: March 13, 2000


                                                                  PROSPECTUS

                                                              MINNESOTA LIFE
                                                          VARIABLE UNIVERSAL
                                                                LIFE ACCOUNT

                             [MINNESOTA LIFE LOGO]

TABLE OF CONTENTS


                                                                Page
Special Terms...............................................       1
Summary.....................................................       2
Condensed Financial Information.............................       8
General Descriptions........................................      13
     Minnesota Life Insurance Company.......................      13
     Variable Universal Life Account........................      13
     Advantus Series Fund, Inc..............................      13
     Fidelity Variable Insurance Products Funds.............      14
     Janus Aspen Series.....................................      15
     Additions, Deletions or Substitutions..................      15
     The Guaranteed Account.................................      16
          General Description...............................      16
          Guaranteed Account Value..........................      16
Information About the Policy................................      17
     Applications and Policy Issue..........................      17
     Policy Premiums........................................      17
     Death Benefit..........................................      19
     Change in Face Amount..................................      20
     Payment of Death Benefit Proceeds......................      21
     Account Values.........................................      21
     Policy Loans...........................................      23
     Surrender and Partial Surrender........................      24
     Transfers..............................................      25
     Dollar Cost Averaging..................................      27
     Free Look..............................................      27
     Conversion Right to an Individual Policy...............      28
     Continuation of Group Coverage.........................      28
     Charges................................................      28
          Premium Expense Charges...........................      28
          Account Value Charges.............................      29
          Separate Account Charges..........................      31
          Fund Charges......................................      31
     Guarantee of Certain Charges...........................      31
     Additional Benefits....................................      32
     General Matters Relating to the Policy.................      32
     General Provisions of the Group Contract...............      35
Other Matters...............................................      36
     Federal Tax Status.....................................      36
     Directors and Principal Officers of Minnesota Life.....      39
     Voting Rights..........................................      39
     Distribution of Policies...............................      40
     Legal Matters..........................................      41
     Legal Proceedings......................................      41
     Experts................................................      41
     Registration Statement.................................      41
Financial Statements of Minnesota Life Variable Universal
  Life Account..............................................    SA-1
Financial Statements of Minnesota Life Insurance Company and
  Subsidiaries..............................................    ML-1
Appendix A-Illustrations of Account Values and Death
  Benefits..................................................     A-1
Appendix B-Policy Loan Example..............................     B-1

                                                                   SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The sum of the separate account value, guaranteed account value and loan account value.


ATTAINED AGE: The issue age of the insured plus the number of completed policy years.


BENEFICIARY: The person(s) named in an application for insurance or by later designation to receive policy proceeds in the event of the insured's death. A beneficiary may be changed as set forth in the policy and this prospectus.

CERTIFICATE: A document issued to the owner of a policy issued under a group contract setting forth or summarizing the owner's rights and benefits.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACTHOLDER:  The entity that is issued a group contract.


ELIGIBLE MEMBER: A member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract or policy to be an owner and/or insured of a policy under the group-sponsored program.


FACE AMOUNT: The minimum amount of death benefit proceeds paid upon the death of the insured, so long as the policy remains in force and there are no outstanding policy loans. The face amount is shown on the specifications page attached to the policy.


FUNDS: The mutual fund or separate investment portfolio within a series mutual fund which we have designated as an eligible investment for the Variable Universal Life Account, currently, Advantus Series Fund, Inc. and its portfolios, Fidelity's Variable Insurance products Funds and their portfolios, and Janus Aspen Series and its portfolios.


GENERAL ACCOUNT: All of our assets other than those in the Variable Universal Life Account or in other separate accounts established by us.

GROUP CONTRACT: A Variable Universal Life Insurance Policy issued to the contractholder.

GROUP SPONSOR: The employer, association or organization that is sponsoring a program of insurance for the group members.

GUARANTEED ACCOUNT: Assets other than the loan account value that are attributable to a policy and held in our general account.

GUARANTEED ACCOUNT VALUE: The sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, minus amounts transferred to the separate account or removed in connection with a partial surrender or policy loan and minus charges assessed against the guaranteed account value.

INDIVIDUAL INSURANCE: Insurance provided under a group contract or under an individual policy issued in connection with a group-sponsored insurance program on a group member or a member's spouse.

INSURED: The person whose life is covered by life insurance under a policy. This term may include a group member and a member's spouse.

ISSUE AGE:  The insured's age at his or her last birthday as of the issue date.

ISSUE DATE:  The effective date of an insured's coverage under a policy.


JANUS ASPEN SERIES: Janus Aspen Series, a mutual fund of the series type which is an investment alternative for the Variable Universal Life Account.


LOAN ACCOUNT: The portion of the general account attributable to policy loans under policies of this type.

LOAN ACCOUNT VALUE: Assets held in our general account as collateral for outstanding policy loans under a policy, together with accrued interest.

MATURITY DATE: The 95th birthday of the insured or a later birthday which is established for policies issued under the group-sponsored insurance program.

MEMBER:  An individual belonging to the group seeking insurance.

MONTHLY ANNIVERSARY: The first day of each calendar month on, or following, the issue date.

NET CASH VALUE: The account value of a policy less any outstanding policy loans and accrued policy loan interest charged and less any charges due. It is the amount an owner may obtain through surrender of the policy.

OWNER: The owner of a policy, as designated in the application or as subsequently changed. An owner may be changed as set forth in the policy and this prospectus.


POLICY: Either the certificate or the individual policy offered by us and described in this prospectus.



POLICY ANNIVERSARY: The same day and month in each succeeding year as the policy date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The policy anniversary is shown on the specifications page attached to the policy.


POLICY DATE: The first day of the calendar month on, or following, the issue date. This is the date from which policy years and policy months are measured.

POLICY MONTH:  A calendar month.

POLICY YEAR: A period of one year measured from the policy date and from each successive policy anniversary.


SEPARATE ACCOUNT: Minnesota Life Variable Universal Life Account, a separate investment account with 32 "sub-accounts" or "Variable Universal Life Account" (each investing in a different portfolio of the Funds), the investment experience of which is separate from that of our general account and our other assets.


SEPARATE ACCOUNT VALUE:  The sum of all sub-account values.

SERIES FUND: The Advantus Series Fund, Inc., a mutual fund of the series type which is an investment alternative for the Variable Universal Life Account.

SUB-ACCOUNT VALUE: The number of units of a sub-account credited to a policy times the current unit value for that sub-account.

UNIT: An accounting device used to determine the interest of a policy in a sub-account of the Variable Universal Life Account.


VALUATION DATE:  Each date on which a Fund portfolio is valued.


VALUATION PERIOD: The period between successive valuation dates measured from the time of one determination to the next.


VIP: Fidelity's Variable Insurance Products Funds, are account options which are investment alternatives of the Variable Universal Life Account.



WE, OUR, US:  Minnesota Life Insurance Company.


SUMMARY

     The following summary is designed to answer certain general questions concerning the policy and to give a brief overview of the more significant policy features. This summary is not comprehensive. You should review the information contained elsewhere in this prospectus.

WHAT IS A UNIVERSAL LIFE INSURANCE POLICY?

     A universal life insurance policy is an adjustable benefit life insurance policy. It allows for the accumulation of cash values while the policy's life insurance coverage remains in force and permits the flexible payment of premiums. An adjustable benefit policy has a stated face amount of insurance payable in the event of the death of the insured, which is supported by the deduction of specified monthly charges from the cash values. This amount of insurance may be increased or decreased by the owner of the policy, without the necessity of issuing a new policy for that owner. There are limitations to these changes and we may require evidence of insurability before requested increases go into effect. In addition, the coverage for an insured is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance policies). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as monthly charges may be deducted from the existing balance in the policy's net cash values. Subject to restrictions described herein, an owner may also make payments in excess of that minimum amount required to keep a policy in force. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.
     A universal life insurance policy is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Such a policy may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage.

WHAT MAKES THE POLICY "VARIABLE"?

     The policy is termed "variable" because unlike a universal life policy which provides for the accumulation of policy values at fixed rates determined by the insurance company, variable universal life insurance policy values may be invested in a separate account of ours called the Minnesota Life Variable Universal Life Account ("separate account"). The sub-accounts of the separate account invest in corresponding portfolios of the Funds. Thus, the owner's account value, to the extent invested in the sub-account of the separate account, will vary with the positive or negative investment experience of the corresponding portfolios of the Funds.

     The account values of the policies, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's investment in the policy. The policy also offers the owner the opportunity to have the account value appreciate more rapidly than it would under comparable fixed benefit policies by virtue of favorable investment performance. In addition, under some policies, the death benefit will also increase and decrease (but not below the guaranteed amount) with investment experience.

     Subject to the limitations in the policy and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the policy's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under the heading "The Guaranteed Account."


WHAT VARIABLE INVESTMENT OPTIONS ARE AVAILABLE?

     The separate account currently invests in 32 portfolios of the Funds. Not all of the portfolios of the Funds may be made available for investment by the separate account. The plan sponsor may select which sub-accounts that invest in portfolios of the Funds will be made available to owners under its insurance program. The Maturing Government Bond Portfolio with a maturity of 2002 is included in this prospectus, but it is not available for premium allocations or transfers. Owners may direct their funds to the following Series Fund
Portfolios:


     Growth Portfolio
     Bond Portfolio
     Money Market Portfolio
     Asset Allocation Portfolio
     Mortgage Securities Portfolio
     Index 500 Portfolio
     Capital Appreciation Portfolio
     International Stock Portfolio
     Small Company Growth Portfolio
     Maturing Government Bond  Portfolio--2010
     Value Stock Portfolio
     Small Company Value Portfolio
     Global Bond Portfolio
     Index 400 Mid-Cap Portfolio
     Macro-Cap Value Portfolio
     Micro-Cap Growth Portfolio

Owners may also direct their funds to the following additional Portfolios:


     VIP Money Market Portfolio: Initial Class Shares


     VIP High Income Portfolio: Initial Class Shares


     VIP Equity-Income Portfolio: Initial Class Shares


     VIP Growth Portfolio: Initial Class Shares


     VIP Overseas Portfolio: Initial Class Shares


     VIP Investment Grade Bond Portfolio: Initial Class Shares


     VIP Asset Manager Portfolio: Initial Class Shares


     VIP Index 500 Portfolio: Initial Class Shares


     VIP Contrafund Portfolio: Initial Class Shares

     VIP Asset Manager: Growth Portfolio: Initial Class Shares


     VIP Balanced Portfolio: Initial Class Shares


     VIP Growth Opportunities Portfolio: Initial Class Shares


     VIP Growth & Income Portfolio: Initial Class Shares


     VIP Mid Cap Portfolio: Initial Class Shares


     Janus Aspen Series Capital Appreciation Portfolio -- Service Shares


     Janus Aspen Series International Growth Portfolio -- Service Shares



There is no assurance that any portfolio will meet its objectives. Additional information concerning investment objectives may be found in the accompanying Fund prospectuses.


HOW CAN NET PREMIUMS BE ALLOCATED?

     In the initial application for life insurance, the owner may indicate the desired allocation of net premiums among the guaranteed account and the available sub-accounts of the separate account, subject to the limitations in the policy and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts and the guaranteed account, subject to the limitations in the policy and this prospectus.


WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE POLICY?
     We offer two death benefit options under the policy. Under "Option A", a level death benefit, the death benefit is the face amount of the policy. Under "Option B", a variable death benefit, the death benefit is the face amount of the policy plus the net cash value. So long as a policy remains in force and there are no policy loans, the minimum death benefit under either option will be at least equal to the current face amount. The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding policy loans and accrued policy loan interest charged determined as of the date of death. The group sponsor will select one death benefit option of the two we offer for all policies in a single group-sponsored program. Once selected, a death benefit option under a policy shall remain unchanged.

     There is a minimum initial face amount for the policy which is stated on the specifications page of the policy. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.


TO WHOM DO WE PAY DEATH BENEFITS?
     Death benefit proceeds will be paid to the named beneficiary when the insured under a policy dies. Benefits under the policy may be paid in a single sum or under an elected settlement option.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?

     Yes. The net cash value, subject to the limitations in the policy and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used to provide:

-   retirement income,
-   as collateral for a policy loan,
- to continue some amount of insurance protection without payment of premiums or
-   to obtain cash by surrendering the policy in full or in part.
     The owner may borrow, as a policy loan, an amount up to 90 percent of the owner's account value less any loan account value. Each alternative for accessing the owner's account value may be subject to conditions described in the policy or under the heading "Account Values" of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THE POLICY?
     We assess certain charges against each premium payment and the account values under each policy and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the policies are fully described under the heading "Charges" of this prospectus. The specific charges are shown on the specifications page of the policy. There are also advisory fees and expenses which are assessed against the asset value of each of the portfolios of the Funds.

  PREMIUM EXPENSE CHARGES

     Premium expense charges vary based on the group-sponsored insurance program under which the policy is issued. We may deduct from premium paid, a percentage of premium for a SALES CHARGE, not to exceed 5 percent, and a percentage of premium for a PREMIUM TAX CHARGE, not to exceed 4 percent. We will also deduct a percentage of premium as a FEDERAL TAX CHARGE to recover a portion of our estimated cost for the federal income tax treatment of deferred acquisition costs. If a policy is considered an individual policy under the Omnibus Budget Reconciliation Act, as amended, ("OBRA") the charge will not exceed 1.25 percent of premium. If a policy is considered to be a group policy under OBRA, the charge will not exceed 0.25 percent of premium (for group-sponsored programs implemented prior to April 1, 2000) or 0.35 percent of premium (for group-sponsored programs implemented on or after April 1, 2000).


  ACCOUNT VALUE CHARGES
     The charges deducted as part of the MONTHLY DEDUCTION vary based on the group-sponsored insurance program under which the policy is issued. Each month, we may deduct from a policy's account value the sum of the following applicable items:
-   an administration charge;
-   a cost of insurance charge; and
-   the cost of any additional insurance benefits provided by rider.
     The administration charge will never exceed $4 per month. Additional information is provided under the heading "Monthly Deduction."
     For policies under some group-sponsored insurance programs, a PARTIAL SURRENDER TRANSACTION CHARGE will be assessed against the net cash value to cover administrative processing costs. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn.
     There is currently no TRANSFER CHARGE assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

  SEPARATE ACCOUNT CHARGES
     We assess a MORTALITY AND EXPENSE RISK CHARGE against the separate account assets on a daily basis. This charge will vary based on the group-sponsored insurance program under which the policy is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. This annual rate is based on the actuarial risk associated with the group that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions, for any additional tax liability we may incur with respect to the separate account or the policies, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes. No such charge or provision is made at the present time.


  FUND CHARGES

     Shares of the Funds are purchased for the separate account at their net asset value, which reflects ADVISORY FEES (ALSO KNOWN AS MANAGEMENT FEES) AND EXPENSES which are assessed against the net asset value of each of the portfolios of the Funds.


     Advantus Capital Management, Inc. ("Advantus Capital") acts as the investment adviser to the Series Fund. Advantus Capital is a wholly-owned subsidiary of Minnesota Life. For more information about the Series Fund, see the prospectus of Advantus Series Fund, Inc. which accompanies this prospectus.


     The Fidelity Management and Research Company (FMR), a subsidiary of FMR Corp., is adviser to VIP. For more information about VIP, see the prospectus of the Variable Insurance Products Funds which accompanies this prospectus.


     Janus Capital is the adviser to Janus Aspen Series. For information about Janus Aspen Series and its portfolios, see the prospectuses for Janus Aspen Series which accompany this prospectus.

     In addition to the investment advisory fees, other direct expenses are charged against the assets of the Funds.

     The chart below shows the ADVISORY FEES AND OTHER EXPENSE FEES as a percent of average daily net assets for the Funds as of December 31, 1999.

     The advisory fees for the Series Fund are made pursuant to a contractual agreement between the Series Fund and Advantus Capital Management, Inc.

     The advisory fees for VIP are made pursuant to a contractual agreement between VIP and Fidelity Management & Research Company ("FMR").


     The advisory fees for Janus Aspen Series are made pursuant to a contractual agreement between Janus Aspen Series and Janus Capital.



                                                                                              Total
                                                                                              Annual                    Total
                                                                                               Fund                     Annual
                                                                                            Operating                    Fund
                                                                                             Expenses                 Operating
                                                                                             Without       Total       Expenses
                                                                             Distribution    Waivers      Waivers        With
                                                      Advisory     Other       (12b-1)          or          and       Waivers or
                                                        Fee       Expenses       Fees       Reductions   Reductions   Reductions
                                                      --------    --------   ------------   ----------   ----------   ----------
SERIES FUND(1)
  Growth...........................................    0.50%       0.03%           --         0.53%           --        0.53%
  Bond.............................................    0.50%       0.06%           --         0.56%           --        0.56%
  Money Market.....................................    0.50%       0.06%           --         0.56%           --        0.56%
  Asset Allocation.................................    0.50%       0.03%           --         0.53%           --        0.53%
  Mortgage Securities..............................    0.50%       0.07%           --         0.57%           --        0.57%
  Index 500........................................    0.40%       0.05%           --         0.45%           --        0.45%
  Capital Appreciation.............................    0.75%       0.04%           --         0.79%           --        0.79%
  International Stock(2)...........................    0.70%       0.20%           --         0.90%           --        0.90%
  Small Company Growth.............................    0.75%       0.05%           --         0.80%           --        0.80%
  Maturing Government Bond 2010....................    0.25%       1.18%           --         1.43%        1.03%        0.40%
  Value Stock......................................    0.75%       0.05%           --         0.80%           --        0.80%
  Small Company Value..............................    0.75%       0.81%           --         1.56%        0.66%        0.90%
  Global Bond......................................    0.60%       0.34%           --         0.94%           --        0.94%
  Index 400 Mid-Cap................................    0.40%       0.60%           --         1.00%        0.45%        0.55%
  Macro-Cap Value..................................    0.70%       0.78%           --         1.48%        0.63%        0.85%
  Micro-Cap Growth.................................    1.10%       0.47%           --         1.57%        0.32%        1.25%
VIP(3)
  VIP Money Market -- Initial Class Shares(4)......    0.18%       0.09%           --         0.27%           --        0.27%
  VIP High Income -- Initial Class Shares(5).......    0.58%       0.11%           --         0.69%           --        0.69%
  VIP Equity-Income -- Initial Class Shares(5).....    0.48%       0.09%           --         0.57%        0.01%        0.56%
  VIP Growth -- Initial Class Shares(5)............    0.58%       0.08%           --         0.66%        0.01%        0.65%
  VIP Overseas -- Initial Class Shares(5)..........    0.73%       0.18%           --         0.91%        0.04%        0.87%
  VIP Investment Grade Bond -- Initial Class
    Shares(5)......................................    0.43%       0.11%           --         0.54%           --        0.54%
  VIP Asset Manager -- Initial Class Shares(5).....    0.53%       0.10%           --         0.63%        0.01%        0.62%
  VIP Index 500 -- Initial Class Shares............    0.24%       0.10%           --         0.34%        0.06%        0.28%
  VIP Contrafund -- Initial Class Shares(5)........    0.58%       0.09%           --         0.67%        0.02%        0.65%
  VIP Asset Manager:
    Growth -- Initial Class Shares(5)..............    0.58%       0.13%           --         0.71%        0.01%        0.70%
  VIP Balanced -- Initial Class Shares(5)..........    0.43%       0.14%           --         0.57%        0.02%        0.55%
  VIP Growth Opportunities -- Initial Class
    Shares(5)......................................    0.58%       0.11%           --         0.69%        0.01%        0.68%
  VIP Growth & Income -- Initial Class Shares(5)...    0.48%       0.12%           --         0.60%        0.01%        0.59%
  VIP Mid Cap -- Initial Class Shares(5)...........    0.57%       2.77%           --         3.34%        2.37%        0.97%
JANUS ASPEN SERIES(6)
  Capital Appreciation -- Service Shares(7)........    0.65%       0.04%        0.25%         0.94%           --        0.94%
  International Growth -- Service Shares(7)........    0.65%       0.11%        0.25%         1.01%           --        1.01%
AVERAGE............................................    0.56%       0.29%           --         0.86%           --        0.69%



(1) Certain expenses for portfolios of the Series Fund have been voluntarily absorbed by Advantus Capital. The Series Fund other expense fees reflect the actual expenses incurred by each portfolio unless the actual expenses exceed the cap. The other expense fee is capped at 0.15 percent for all Series Fund portfolios except the International Stock and Global Bond Portfolios, which are capped at 1.00 percent. Any Series Fund other expenses incurred in excess of the cap are voluntarily absorbed by Advantus Capital. If these portfolios had been charged for expenses, the ratio of expenses to average daily net assets would have been 1.18% for Maturing Government Bond 2010, 0.81% for Small Company Value, 0.60% for Index 400 Mid-Cap, 0.78% for Micro-Cap Value, and 0.47% for Micro-Cap Growth. The other expense fees shown are expected to decrease as the amount of assets in the portfolios increases. This arrangement is described in the Series Fund prospectus.


(2) The advisory fee for this portfolio is a variable fee decreasing with increased asset size. This figure represents the actual 1999 average.


(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds', custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the total operating expenses presented in the table would have been .57% for Equity-Income Portfolio, .66% for Growth Portfolio, .91% for Overseas Portfolio, .63% for Asset Manager Portfolio, .67% for Contrafund Portfolio, .71% for Asset Manager: Growth Portfolio, .57% for

Balanced Portfolio, .69% for Growth Opportunities Portfolio, and .60% for Growth & Income Portfolio. FMR agreed to reimburse a portion of Index 500 Portfolio's and Mid Cap Portfolio's expenses during the period. Without this reimbursement, the Portfolios' management fee, other expenses and total expenses would have been .24%, .10%, .34% and .57%, 2.77% and 3.34%, respectively. These arrangements are described in the VIP Funds' prospectus.


(4) The advisory fee for this portfolio is calculated by adding a group fee rate to an individual fund fee rate and multiplying the result by the portfolio's average net assets and then adding an income-based fee. This figure represents the actual 1999 average.


(5) The advisory fee for each of these portfolios is calculated by adding a group fee rate to an individual fund fee rate and multiplying the result by each fund's or portfolio's average net assets. This figure represents the actual 1999 average.


(6) Certain expenses for the Janus Aspen Series portfolios have been voluntarily absorbed by Janus Capital. This arrangement is described in the Janus Aspen Series -- Service Shares prospectus.


(7) These portfolios have a distribution and service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940. The distribution and service plan allows for an annual fee of up to 0.25% of the average daily net assets of the shares of the portfolio. Expenses are based on the estimated expenses that the new Service Shares Class of each portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.


     Although the Maturing Government Bond Portfolio with a target maturity of 2002 is included in this prospectus, it is not available for premium allocations or transfers. The investment advisory fee for this portfolio is .25 percent and the other expense fee is .15 percent.


ARE THE BENEFITS UNDER A POLICY SUBJECT TO FEDERAL INCOME TAX?
     We believe that the owner's policy should qualify as a life insurance contract for federal income tax purposes. Assuming that a policy qualifies as a life insurance contract for federal income tax purposes, the benefits under policies described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance policies. Therefore, death proceeds payable under variable life insurance policies should be excludable from the beneficiary's gross income for federal income tax purposes. The owner should not be in constructive receipt of the net cash values of the policy until actual distribution.
     Under recent legislation the tax treatment described above relating to distributions is available only for policies not described as "modified endowment contracts." Policies described as modified endowment contracts are treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. Any amounts received by the owner, such as experience credits, loans and amounts received from partial or total surrender of the policy will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except:
-   where the distribution or loan is made on or after the owner attains age 59
    1/2,
-   is attributable to the owner becoming disabled, or
- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.
     A determination as to whether a policy is a modified endowment contract and subject to this special tax treatment will require an examination of the premium paid in relation to the death benefit of the policy. A policy would be a modified endowment contract if the cumulative premiums during the first seven contract years exceed the sum of the net level premiums which would be paid under a seven-pay life policy. In addition, a policy which is subject to a material change will be treated as a new policy on the date that such a material change takes effect. A determination must be made at that time to test whether such a policy meets the seven-pay standard by taking into account the previously existing account value.

CAN THE OWNER RETURN THE POLICY?
     For a limited time after the application for the policy and its delivery, the policy may be returned for a refund of all premium payments within the terms of its "free look" or right of cancellation provision.

CONDENSED FINANCIAL INFORMATION


     The financial statements of Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account may be found in this prospectus. No financial information is shown for the following sub-accounts as they were not available until after December 31, 1999: VIP Money Market, VIP Growth, VIP Overseas, VIP Investment Grade Bond, VIP Asset Manager, VIP Index 500, VIP Asset
Manager: Growth, VIP Balanced, VIP Growth Opportunities, VIP Growth & Income, VIP Mid Cap, Janus Aspen Series Capital Appreciation -- Service Shares and Janus Aspen Series International Growth -- Service Shares.


     The table below gives per unit information about each sub-account where the mortality and expense risk charge amounts to .50 percent on an annual basis for the periods indicated. This information should be read in conjunction with the financial statements and related notes of Minnesota Life Variable Universal Life Account (where the mortality and expense risk charge amounts to .50 percent on an annual basis) included in this prospectus.



                                          1999        1998        1997       1996      1995
                                        ---------   ---------   ---------   -------   -------
Growth Sub-Account(k):
  Unit value at beginning of period...      $2.29       $1.71       $1.29     $1.10     $1.00
  Unit value at end of period.........      $2.86       $2.29       $1.71     $1.29     $1.10
  Number of units outstanding at end
     of period........................    419,544     366,983     297,099    10,583     5,717
Bond Sub-Account(k):
  Unit value at beginning of period...      $1.26       $1.19       $1.09     $1.07     $1.00
  Unit value at end of period.........      $1.22       $1.26       $1.19     $1.09     $1.07
  Number of units outstanding at end
     of period........................     53,498      27,533       3,719     2,462     1,708
Money Market Sub-Account(k):
  Unit value at beginning of period...      $1.17       $1.12       $1.07     $1.03     $1.00
  Unit value at end of period.........      $1.22       $1.17       $1.12     $1.07     $1.03
  Number of units outstanding at end
     of period........................      3,633       6,909       4,453     2,822     1,163
Asset Allocation Sub-Account(k):
  Unit value at beginning of period...      $1.81       $1.47       $1.24     $1.11     $1.00
  Unit value at end of period.........      $2.07       $1.81       $1.47     $1.24     $1.11
  Number of units outstanding at end
     of period........................    174,020     192,826     187,443     5,376     2,487
Mortgage Securities Sub-Account(k):
  Unit value at beginning of period...      $1.27       $1.20       $1.10     $1.05     $1.00
  Unit value at end of period.........      $1.29       $1.27       $1.20     $1.10     $1.05
  Number of units outstanding at end
     of period........................     87,428      44,278       1,743     1,353     1,116
Index 500 Sub-Account(k):
  Unit value at beginning of period...      $2.36       $1.86       $1.41     $1.16     $1.00
  Unit value at end of period.........      $2.83       $2.36       $1.86     $1.41     $1.16
  Number of units outstanding at end
     of period........................  1,954,472   1,538,294   1,231,985   902,194   457,639
Capital Appreciation Sub-Account(k):
  Unit value at beginning of period...      $2.19       $1.68       $1.32     $1.13     $1.00
  Unit value at end of period.........      $2.65       $2.19       $1.68     $1.32     $1.13
  Number of units outstanding at end
     of period........................     30,530      20,065      11,926     8,725     5,583

                                          1999        1998        1997       1996      1995
                                        ---------   ---------   ---------   -------   -------
International Stock Sub-Account(k):
  Unit value at beginning of period...      $1.47       $1.39       $1.25     $1.05     $1.00
  Unit value at end of period.........      $1.78       $1.47       $1.39     $1.25     $1.05
  Number of units outstanding at end
     of period........................     68,074      43,902       7,857     4,601     3,688
Small Company Growth Sub-Account(k):
  Unit value at beginning of period...      $1.38       $1.37       $1.28     $1.21     $1.00
  Unit value at end of period.........      $2.01       $1.38       $1.37     $1.28     $1.21
  Number of units outstanding at end
     of period........................     65,093      61,821      64,545    41,743    34,825
Maturing Government Bond 2002
  Sub-Account(k):
  Unit value at beginning of period...      $1.25       $1.14       $1.06     $1.00(a)
  Unit value at end of period.........      $1.24       $1.25       $1.14     $1.06
  Number of units outstanding at end
     of period........................      1,000       1,000       1,000     1,000
Maturing Government Bond 2006
  Sub-Account(k):
  Unit value at beginning of period...      $1.38       $1.21       $1.08     $1.00(a)
  Unit value at end of period.........      $1.26       $1.38       $1.21     $1.08
  Number of units outstanding at end
     of period........................      1,000       1,000       1,000     1,000
Maturing Government Bond 2010
  Sub-Account(k):
  Unit value at beginning of period...      $1.46       $1.29       $1.10     $1.00(a)
  Unit value at end of period.........      $1.29       $1.46       $1.29     $1.10
  Number of units outstanding at end
     of period........................      2,286       1,317       1,012     1,000
Value Stock Sub-Account(k):
  Unit value at beginning of period...      $1.85       $1.83       $1.51     $1.16     $1.00
  Unit value at end of period.........      $1.84       $1.85       $1.83     $1.51     $1.16
  Number of units outstanding at end
     of period........................     43,517      37,797      10,536     5,585     4,016
Small Company Value Sub-Account(k):
  Unit value at beginning of period...      $0.90       $1.00(b)
  Unit value at end of period.........      $0.86       $0.90
  Number of units outstanding at end
     of period........................     29,122      16,611
Global Bond Sub-Account(k):
  Unit value at beginning of period...      $1.11       $1.00(b)
  Unit value at end of period.........      $1.02       $1.11
  Number of units outstanding at end
     of period........................        693       1,536
Index 400 Mid-Cap Sub-Account(k):
  Unit value at beginning of period...      $1.05       $1.00(b)
  Unit value at end of period.........      $1.20       $1.05
  Number of units outstanding at end
     of period........................     71,195      41,729

                                          1999        1998        1997       1996      1995
                                        ---------   ---------   ---------   -------   -------
Macro-Cap Value Sub-Account(k):
  Unit value at beginning of period...      $1.10       $1.00(b)
  Unit value at end of period.........      $1.17       $1.10
  Number of units outstanding at end
     of period........................      5,984       3,110
Micro-Cap Growth Sub-Account(k):
  Unit value at beginning of period...      $1.02       $1.00(b)
  Unit value at end of period.........      $2.53       $1.02
  Number of units outstanding at end
     of period........................     33,252      12,020
Contrafund Sub-Account(l):
  Unit value at beginning of period...      $1.78       $1.37       $1.11     $1.00(a)
  Unit value at end of period.........      $2.20       $1.78       $1.37     $1.11
  Number of units outstanding at end
     of period........................     58,764      45,878      31,208    30,361
High Income Sub-Account(l):
  Unit value at beginning of period...      $1.19       $1.25       $1.07     $1.00(a)
  Unit value at end of period.........      $1.28       $1.19       $1.25     $1.07
  Number of units outstanding at end
     of period........................     51,158      39,421      31,854    29,956
Equity-Income Sub-Account(l):
  Unit value at beginning of period...      $1.51       $1.36       $1.06     $1.00(a)
  Unit value at end of period.........      $1.59       $1.51       $1.36     $1.06
  Number of units outstanding at end
     of period........................     60,829      43,536      33,024    30,306



     The table below gives per unit information about each sub-account where the mortality and expense risk charge is zero on an annual basis for the periods indicated. This information should be read in conjunction with the financial statements and related notes of Minnesota Life Variable Universal Life Account (where the mortality and expense risk charge is zero on an annual basis) included in this prospectus.



                                                     1999          1998          1997
                                                  ----------    ----------    ----------
Growth Sub-Account(k):
  Unit value at beginning of period.............       $1.00(c)
  Unit value at end of period...................       $1.19
  Number of units outstanding at end of
     period.....................................   3,033,044
Money Market Sub-Account(k):
  Unit value at beginning of period.............       $1.03         $1.00(d)
  Unit value at end of period...................       $1.08         $1.03
  Number of units outstanding at end of
     period.....................................  37,663,704    41,948,958
Index 500 Sub-Account(k):
  Unit value at beginning of period.............       $1.50         $1.17         $1.00(e)
  Unit value at end of period...................       $1.80         $1.50         $1.17
  Number of units outstanding at end of
     period.....................................   1,371,057     1,029,398    27,829,987
Index 400 Mid-Cap Sub-Account(k):
  Unit value at beginning of period.............       $1.00(c)
  Unit value at end of period...................       $1.12
  Number of units outstanding at end of
     period.....................................   3,033,044



     The table below gives per unit information about each sub-account where the mortality and expense risk charge amounts to .25 percent on an annual basis for the periods indicated. This information should be read in conjunction with the financial statements and related notes of Minnesota Life Variable Universal Life Account (where the mortality and expense risk charge amounts to .25 percent on an annual basis) included in this prospectus.


                                                            1999       1998       1997
                                                           -------    -------    -------
Growth Sub-Account(k):
  Unit value at beginning of period......................    $1.77      $1.31      $1.00(f)
  Unit value at end of period............................    $2.21      $1.77      $1.31
  Number of units outstanding at end of period...........  163,678    130,186     92,564
Bond Sub-Account(k):
  Unit value at beginning of period......................    $1.16      $1.10      $1.00(f)
  Unit value at end of period............................    $1.12      $1.16      $1.10
  Number of units outstanding at end of period...........   83,616     72,918     48,295
Money Market Sub-Account(k):
  Unit value at beginning of period......................    $1.09      $1.05      $1.00(f)
  Unit value at end of period............................    $1.14      $1.09      $1.05
  Number of units outstanding at end of period...........  143,702    257,062     95,600
Asset Allocation Sub-Account(k):
  Unit value at beginning of period......................    $1.45      $1.18      $1.00(f)
  Unit value at end of period............................    $1.66      $1.45      $1.18
  Number of units outstanding at end of period...........  193,359    114,829     52,163
Mortgage Securities Sub-Account(k):
  Unit value at beginning of period......................    $1.16      $1.09      $1.00(f)
  Unit value at end of period............................    $1.18      $1.16      $1.09
  Number of units outstanding at end of period...........    5,664      2,405     10,899
Index 500 Sub-Account(k):
  Unit value at beginning of period......................    $1.62      $1.27      $1.00(g)
  Unit value at end of period............................    $1.94      $1.62      $1.27
  Number of units outstanding at end of period...........  567,236    375,754    236,786
Capital Appreciation Sub-Account(k):
  Unit value at beginning of period......................    $1.66      $1.27      $1.00(f)
  Unit value at end of period............................    $2.01      $1.66      $1.27
  Number of units outstanding at end of period...........  117,340     76,078     73,554
International Stock Sub-Account(k):
  Unit value at beginning of period......................    $1.18      $1.11      $1.00(f)
  Unit value at end of period............................    $1.43      $1.18      $1.11
  Number of units outstanding at end of period...........  134,651     98,077     55,984
Small Company Growth Sub-Account(k):
  Unit value at beginning of period......................    $1.10      $1.09      $1.00(g)
  Unit value at end of period............................    $1.59      $1.10      $1.09
  Number of units outstanding at end of period...........  158,245    134,879     91,750
Maturing Government Bond 2002 Sub-Account(k):
  Unit value at beginning of period......................    $1.20      $1.10      $1.00(h)
  Unit value at end of period............................    $1.19      $1.20      $1.10
  Number of units outstanding at end of period...........        4          5     19,858
Maturing Government Bond 2010 Sub-Account(k):
  Unit value at beginning of period......................    $1.12      $1.00(i)
  Unit value at end of period............................    $0.98      $1.12
  Number of units outstanding at end of period...........    1,536      1,433
Value Stock Sub-Account(k):
  Unit value at beginning of period......................    $1.18      $1.16      $1.00(g)
  Unit value at end of period............................    $1.18      $1.18      $1.16
  Number of units outstanding at end of period...........   75,509     57,226     43,594

                                                            1999       1998       1997
                                                           -------    -------    -------
Small Company Value Sub-Account(k):
  Unit value at beginning of period......................    $0.96      $1.00(i)
  Unit value at end of period............................    $0.93      $0.96
  Number of units outstanding at end of period...........   12,947      6,152
Global Bond Sub-Account(k):
  Unit value at beginning of period......................    $1.14      $1.00(i)
  Unit value at end of period............................    $1.05      $1.14
  Number of units outstanding at end of period...........    1,075        201
Index 400 Mid-Cap Sub-Account(k):
  Unit value at beginning of period......................    $1.19      $1.00(i)
  Unit value at end of period............................    $1.37      $1.19
  Number of units outstanding at end of period...........   42,217     20,595
Macro-Cap Value Sub-Account(k):
  Unit value at beginning of period......................    $1.00(j)
  Unit value at end of period............................    $1.04
  Number of units outstanding at end of period...........       29
Micro-Cap Growth Sub-Account(k):
  Unit value at beginning of period......................    $1.07      $1.00(i)
  Unit value at end of period............................    $2.65      $1.07
  Number of units outstanding at end of period...........   31,187     22,912
Contrafund Sub-Account(l):
  Unit value at beginning of period......................    $1.57      $1.21      $1.00(f)
  Unit value at end of period............................    $1.95      $1.57      $1.21
  Number of units outstanding at end of period...........  159,230    121,035     81,894
High Income Sub-Account(l):
  Unit value at beginning of period......................    $1.11      $1.16      $1.00(f)
  Unit value at end of period............................    $1.20      $1.11      $1.16
  Number of units outstanding at end of period...........   80,294     30,421     23,732
Equity-Income Sub-Account(l):
  Unit value at beginning of period......................    $1.39      $1.25      $1.00(f)
  Unit value at end of period............................    $1.47      $1.39      $1.25
  Number of units outstanding at end of period...........  212,788    188,227    156,865


------------

(a) Period from May 1, 1996 to December 31, 1996.


(b) Period from May 1, 1998, commencement of operations, to December 31, 1998.


(c) Period from September 2, 1999, commencement of operations, to December 31, 1999.


(d) Period from May 29, 1998, commencement of operations, to December 31, 1998.


(e) Period from June 24, 1997, commencement of operations, to December 31, 1997.


(f) Period from January 29, 1997, commencement of operations, to December 31, 1997.


(g) Period from January 24, 1997, commencement of operations, to December 31, 1997.


(h) Period from April 2, 1997, commencement of operations, to December 31, 1997.


(i) Period from January 22, 1998, commencement of operations, to December 31, 1998.


(j)  Period from May 24, 1999, commencement of operations, to December 31, 1999.


(k) Invests in the corresponding portfolio of the Series Fund.


(l)  Invests in the corresponding portfolio of VIP.

                                                            GENERAL DESCRIPTIONS

MINNESOTA LIFE INSURANCE COMPANY
     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. On October 1, 1998, a plan of reorganization created a mutual insurance holding company named Minnesota Mutual Companies, Inc. Minnesota Mutual reorganized as a stock insurance company subsidiary of the new holding company and took the new name Minnesota Life. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

VARIABLE UNIVERSAL LIFE ACCOUNT
     On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. Such registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the separate account. The separate account meets the definition of a "separate account" under the federal securities laws.
     We are the legal owner of the assets in the separate account. The obligations to policy owners and beneficiaries arising under the policies are general corporate obligations of Minnesota Life and thus our general assets back the policies. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the separate account is entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

     The separate account has 32 sub-accounts which are available. Each sub-account invests in shares of a corresponding portfolio of the Funds. Not all of the portfolios of the Funds may be available for investment by the separate account. Although the Maturing Government Bond Portfolio with a maturity of 2002 is included in this prospectus, it is not available for premium allocations or transfers.


     The separate account currently invests in the Advantus Series Fund, Inc., Fidelity's Variable Insurance Products Funds, and Janus Aspen Series.


ADVANTUS SERIES FUND, INC.
     The Series Fund is a mutual fund of the series type which is registered with the Securities and Exchange Commission as a diversified, open-end management investment company (except for Global Bond Portfolio which is operated as a non-diversified open-end management investment company).
Such registration does not signify that the Commission supervises the management, or the investment practices or policies, of the Series Fund. Currently, the Series Fund issues its shares, continually and without sales charge, only to us and certain of our separate accounts, including the Variable Universal Life Account. The Series Fund may be used in the future as the underlying investment medium for separate accounts of the Northstar Life Insurance Company, our wholly-owned life insurance subsidiary domiciled in the state of New York. Shares of the Series Fund are sold and redeemed at net asset value.
     The Series Fund's investment adviser is Advantus Capital Management, Inc. ("Advantus Capital"). It acts as an investment adviser to the Series Fund pursuant to an advisory agreement. Advantus Capital is a wholly-owned subsidiary of Minnesota Life.

     While Advantus Capital acts as investment adviser for the Series Fund and its portfolios, Winslow Capital Management, Inc., a Minnesota corporation with principal offices in Minneapolis, Minnesota, has been retained under an investment sub-advisory agreement to provide investment advice to the Capital Appreciation Portfolio. Similarly, Templeton Investment Counsel, Inc., a Florida corporation with principal offices in Fort Lauderdale, Florida, has been retained under an investment sub-advisory agreement to provide investment advice to the International Stock Portfolio. Advantus Capital has entered into a sub-advisory agreement with Credit Suisse Asset Management, L.L.C. ("Credit Suisse") with primary offices in New York, New York, under which Credit Suisse provides advisory services to the Small Company Growth Portfolio. Advantus Capital has entered into a sub-advisory agreement with State Street Research & Management Company ("State Street Research"), with primary offices in Boston, Massachusetts under which State Street Research provides advisory services to the Small Company Value Portfolio. Advantus Capital has entered into a sub-advisory agreement with Julius Baer Investment Management Inc. ("Julius Baer"), a Delaware corporation with primary offices in New York, New York, under which Julius Baer provides advisory services to the Global Bond Portfolio. Advantus Capital has entered into a sub-advisory agreement with J.P. Morgan Investment Management Inc. ("Morgan Investment"), a Delaware corporation with primary offices in New York, New York, under which Morgan Investment provides advisory services to the Macro-Cap Value Portfolio. Advantus Capital has entered into a sub-advisory agreement with Wall Street Associates ("Wall Street"), a California corporation with primary offices in La Jolla, California, under which Wall Street provides advisory services to the Micro-Cap Growth Portfolio.


     The Series Fund currently has nineteen investment portfolios, sixteen of which are available to policy owners for the allocation of premiums or for transfers. A series of the Series Fund's common stock is issued for each portfolio. The assets of each portfolio are separate from the others and each has different investment objectives and policies. Therefore, each portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of any other portfolio.


     All dividends and capital gains distributions from each portfolio are automatically reinvested in shares of that portfolio at net asset value.


     For more information about the Series Fund and its portfolios, see the accompanying Advantus Series Fund, Inc. prospectus.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

     The policy also provides for sub-accounts of the Variable Universal Life Account which invests in shares of other registered investment companies. VIP has 14 portfolios which are available to the Variable Universal Life Account. They are Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio, Overseas Portfolio, Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Contrafund Portfolio, Asset Manager:
Growth Portfolio, Balanced Portfolio, Growth Opportunities Portfolio, Growth & Income Portfolio and Mid Cap Portfolio. There is no guaranteed minimum value associated with the separate account and its sub-accounts. VIP issues its initial class shares, continually and without sales charge, only to us and to separate accounts of other insurance companies, both affiliated and unaffiliated with the investment adviser of VIP.


     The investment adviser of VIP is Fidelity Management & Research Company ("FMR"), 82 Devonshire Street, Boston, Massachusetts. FMR handles the business affairs and, with the assistance of affiliates for certain portfolios, chooses the investments for VIP (except Index 500). Bankers Trust Company ("BT"), 130 Liberty Street, New York, New York 10006, serves as a sub-adviser and custodian for Index 500. BT chooses the fund's investments. BT is a wholly-owned subsidiary of Bankers Trust Corporation. Fidelity Management & Research ("U.K.") Inc., in London, England serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, and High Income. Fidelity Management Research Far East, Inc., in Tokyo, Japan serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager:
Growth, and High

Income. Fidelity International Investment Advisers in Pembroke, Bermuda, serves as a sub-adviser for Overseas. Fidelity International Investment Advisers ("U.K.") Limited, in London, England, serves as a sub-adviser for Overseas. Fidelity Investments Money Management, Inc. ("FIMM") in Merrimack, New Hampshire, serves as a sub-adviser for Investment Grade Bond and Money Market. FIMM is primarily responsible for choosing investments for Investment Grade Bond and Money Market. FIMM also serves as a sub-adviser for Balanced Asset Manager, and Asset Manager: Growth. FIMM is responsible for choosing certain types of investments for Balanced, Asset Manager, and Asset Manager: Growth. Fidelity Investments Japan Limited ("FIJ"), in Tokyo, Japan, serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, and High Income. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.


     The assets of each portfolio are separate from the others and each has different investment objectives and policies. Therefore, each portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of any other portfolio. All dividends and capital gains distributions from each portfolio are automatically reinvested in shares of that portfolio at net asset value.


     For more information about VIP and the portfolios, see the prospectus for Fidelity's Variable Insurance Products Funds.



JANUS ASPEN SERIES


     The policy also provides for sub-accounts of the Variable Universal Life Account which invests in shares of other registered investment companies. Janus Aspen Series has two portfolios which are available to the Variable Universal Life Account. They are the Capital Appreciation Portfolio - Service Shares, and International Growth Portfolio - Service Shares. There is no guaranteed minimum value associated with the separate account and its sub-accounts. Janus Aspen Series issues its shares, continually and without sales charge, only to us and to separate accounts of other insurance companies, both affiliated and unaffiliated with the investment adviser of Janus Aspen Series, as well as to certain qualified retirement plans.


     Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928 is the investment adviser to each of the portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the portfolios.


     The assets of each portfolio are separate from the others and each has different investment objectives and policies. Therefore, each portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of any other portfolio. All dividends and capital gains distributions from each portfolio are automatically reinvested in shares of that portfolio at net asset value. For more information about Janus Aspen Series and its portfolios, see the prospectuses for Janus Aspen Series.


ADDITIONS, DELETIONS OR SUBSTITUTIONS
     We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for policies of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

     We reserve the right to transfer assets of the separate account as determined by us to be associated with the policies to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.
     We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

     Shares of the portfolios of the Series Fund are also sold to other of our separate accounts, which are used to receive and invest premiums paid under other variable annuity contracts and variable life policies issued by us.


     Shares of the portfolios of VIP are sold to other life insurance companies' separate accounts for the purpose of funding other variable annuity and variable life insurance contracts.


     Shares of the portfolios of Janus Aspen Series are sold to other life insurance companies' separate accounts for the purpose of funding variable life contracts and variable annuity contracts, and are also available under certain qualified retirement plans.

     It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously.

THE GUARANTEED ACCOUNT

     The owner may allocate net premiums and may transfer net cash values in the policy, subject to the limitations in the policy and this prospectus, to our guaranteed account.

     Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
     This prospectus describes a Variable Universal Life Insurance Policy and is generally intended to serve as a disclosure document only for the aspects of the policy relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the policy and the summary information provided immediately below.

GENERAL DESCRIPTION Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of policy loans, which is attributable to the policy described herein and others of its class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of policies of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

     A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Amounts allocated to or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the heading "Transfers."


GUARANTEED ACCOUNT VALUE Minnesota Life bears the full investment risk for amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs implemented prior to May 3, 1999, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 3, 1999, the minimum guaranteed annual rate is 3 percent. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the policy's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.
     Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value in the guaranteed account. However, the loan account value will be credited interest at a rate which is not less than 6 percent per annum.

                                                    INFORMATION ABOUT THE POLICY

APPLICATIONS AND POLICY ISSUE

     We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a policy under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of an application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a policy insuring an eligible member under a group-sponsored program must complete the appropriate application for life insurance and submit it to our home office. If the policy is approved, we will issue to the group sponsor either a certificate or an individual policy to give to the owner. The issue of a group contract or individual policy and their associated forms is always subject to the approval of those documents for use by state insurance regulatory authorities.


     Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

     A policy will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

POLICY PREMIUMS

     A premium must be paid to put a policy in force, and may be remitted to us by the group sponsor on behalf of the owner. The initial premium for a policy must cover the premium expense charges and the first month's deductions. Premiums paid after the initial premium may be in any amount. A premium must also be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the policy in force.


     When the policy is established, the policy's specifications page may show premium payments scheduled and the amounts of those payments. However, under the policy, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the policy to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. The owner may also skip premium payments scheduled. Therefore, unlike traditional insurance policies, a policy does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

     Failure of a group sponsor to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the policy from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy.") The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or policy. (See "Continuation of Group Coverage.")


PREMIUM LIMITATIONS After the payment of the initial premium, premiums may be paid at any time in any amount while the insurance is in force under the policy. Since the policy permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status.") When we receive the application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the owner's policy, whether it will result in the owner's policy being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the owner's policy with each premium payment to determine whether the policy has attained this tax status. If we determine that the policy has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the policy maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the policy year to avoid the policy being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.


ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds.


     The owner makes the selection of the sub-accounts and/or the guaranteed account on the application for the policy. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The allocation to the guaranteed account or to any sub-account of the separate account must be at least 10 percent of the net premium.


     For group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts for a period of ten days after policy issue or policy change to reduce market risk during the "free look" period. Net premiums will be allocated to the Series Fund Money Market sub-account or the VIP Money Market sub-account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of ten days after policy issue or policy change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Series Fund Money Market sub-account or the VIP Money Market sub-account until the end of the period.


     We reserve the right to restrict the allocation of net premiums to the guaranteed account for policies under some group-sponsored programs. For these policies, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent.


LAPSE Unlike traditional life insurance policies, the failure to make a premium payment following the payment of the premium which puts the policy into force will not itself cause a policy to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.
     The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the policy will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any policy's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the policy in force and the date the premium is due. If we do not receive the required amount within the grace period, the policy will lapse and terminate. The grace period does not apply to the first premium payment.

REINSTATEMENT A lapsed policy may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the policy up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any policy loans and policy loan interest charged is not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.
     The amount of account value on the date of reinstatement will be equal to the amount of any policy loans and policy loan interest charged reinstated increased by the net premiums paid at the time of reinstatement.
     The effective date of reinstatement will be the date we approve the application for reinstatement. There will be a full monthly deduction for the policy month that includes that date.

DEATH BENEFIT
     If the policy is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the policy based on the death benefit option elected by the contractholder.

     The group sponsor may choose one of two death benefit options for all participants under the group-sponsored program. Once elected, the death benefit option under a policy shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the policy as long as the policy remains in force and there are no policy loans. The face amount elected must be at least the minimum stated on the specifications page of the policy.


OPTION A  Under Option A, the death benefit will be determined as follows:
(1) The face amount of insurance on the insured's date of death while the policy is in force; plus
(2) the amount of the cost of insurance for the portion of the policy month from the date of death to the end of the policy month; less
(3) any outstanding policy loans and accrued policy loan interest charged; less
(4) any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B  Under Option B, the death benefit will be determined as follows:
(1) The face amount of insurance on the insured's date of death while the policy is in force; plus
(2) the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
(3) the amount of the cost of insurance for the portion of the policy month from the date of death to the end of the policy month; plus
(4) any monthly deductions taken under the certificate since the date of death; less
(5) any outstanding policy loans and accrued policy loan interest charged; less
(6) any unpaid monthly deductions determined as of the date of the insured's death.
     At issue, the group sponsor may choose between two tests that may be used to determine if a policy qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a policy, it shall remain unchanged for that policy. The two tests are the Guideline Premium Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702.

     The Cash Value Accumulation Test requires that the death benefit must be greater than the account value times a specified percentage. The Guideline Premium/Cash Value Corridor Test limits the amount of premiums which may be paid given the current death benefit of the policy in addition to requiring that the death benefit must be greater than the account value times a specified percentage. Each policy will be tested at the end of each month for compliance to the test chosen for that policy. Under either test, if the death benefit is not greater than the applicable percentage of the account value, or for the Guideline Premium/ Cash Value Corridor Test, the premiums paid exceed the limit for the current death benefit, we will increase the face amount or return premium with interest to maintain compliance with IRC Section 7702.
     For the Cash Value Accumulation Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies by the age and underwriting class of the insured. The following table contains illustrative applicable percentages for this test for the non-tobacco underwriting class:

ATTAINED         APPLICABLE
  AGE            PERCENTAGE
--------         ----------
   35               441%
   45               316
   55               231
   65               175
   75               140

     For the Guideline Premium/Cash Value Corridor Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies only by the age of the insured. The following table contains the applicable percentages for the account value portion of this test:

             APPLI-                APPLI-                 APPLI-
             CABLE                 CABLE                  CABLE
 ATTAINED   PERCENT-   ATTAINED   PERCENT-   ATTAINED    PERCENT-
   AGE        AGE        AGE        AGE        AGE         AGE
----------  --------   --------   --------   --------    --------
40 & below    250%        54        157%        68         117%
    41        243         55        150         69         116
    42        236         56        146         70         115
    43        229         57        142         71         113
    44        222         58        138         72         111
    45        215         59        134         73         109
    46        209         60        130         74         107
    47        203         61        128       75-90        105
    48        197         62        126         91         104
    49        191         63        124         92         103
    50        185         64        122         93         102
    51        178         65        120         94         101
    52        171         66        119         95         0
    53        164         67        118

     The premium limit under the Guideline Premium/Cash Value Corridor Test varies by the amount of the death benefit, the policy year, age and underwriting class of the insured as well as the charges under policy. You may call us at
(800) 843-8358, during our normal business hours of 8:00 a.m. to 4:45 p.m., Central time, if you would like us to calculate the maximum premium you may pay under your policy for this test. If you pay up to the maximum premium amount your policy may be qualified as a modified endowment contract. (See "Federal Tax Status.")

CHANGE IN FACE AMOUNT
     Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a policy. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges.") In addition, a change in the face amount of a policy may result in a material change in the policy that may cause it to become a modified endowment contract. More information on this subject and possible federal income tax consequences of this result is provided under the heading "Federal Tax Status."

INCREASES If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.
     With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's policy. (See "Free Look.")

DECREASES Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specification page which is attached to the owner's policy. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the policy would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS
     The amount payable as death proceeds upon the insured's death will be the death benefit under the option elected by the group sponsor. The death benefit proceeds will also include any amounts payable under any riders.
     If a rider permitting the accelerated payment of death benefit proceeds has been added to the policy, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon death of the insured. (See "Additional Benefits.")

     Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. (See "Postponement of Payments.") Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date of payment; therefore, the account value may increase or decrease in value from the date of the insured's death to the date of the payment of death benefit proceeds. Interest will also be paid on any charges taken under the policy since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 3, 1999, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 3, 1999, the minimum guaranteed annual rate is 3 percent.

     Death benefit proceeds will be paid to the surviving beneficiary specified on the application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement described below.
     When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options.")
     An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES
     The policy provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the policy. The owner may borrow against the policy's loan value and may surrender the policy in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.
     We will send the owner a report each year as of the policy anniversary advising the owner of the policy's account values, the face amount and the death benefit as of the date of the report. It will also summarize policy transactions during the year, including premiums paid and their allocation, policy charges, policy loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

     Also, upon request made to us at our home office, we will provide information on the account value of a policy to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone or other electronic means is provided under the heading "Transfers".


DETERMINATION OF THE GUARANTEED ACCOUNT VALUE The guaranteed account value is the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see "General Matters Relating to the Policy" for a detailed discussion), loan repayments, policy loan interest credits and transfers into the guaranteed account. This amount will be reduced by any policy loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the policy at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs implemented prior to May 3, 1999, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 3, 1999, the minimum guaranteed annual rate is 3 percent. We guarantee the minimum rate for the life of the policy without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

DETERMINATION OF THE SEPARATE ACCOUNT VALUE The policy's separate account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a policy by the current sub-account unit value. A unit is a measure of a policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.
     Once determined, the number of units credited to the owner's policy will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent net premiums, lump sum net premiums, experience credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, policy experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's policy will be decreased by policy charges to the sub-account, policy loans and loan interest charged, transfers from that sub-account and partial surrenders from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, policy loans and loan interest charged, transfers from that sub-account and partial surrenders from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a policy surrender.

UNIT VALUE The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.


NET INVESTMENT FACTOR The net investment factor for a valuation period is the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this policy which is assessed at the annual rate stated on the specifications page of the policy against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

(1) the net asset value per share of a share held by the Funds in the sub-account of the separate account determined at the end of the current valuation period; plus
(2) the per share amount of any dividend or capital gains distribution by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
(3) the net asset value per share of the share of the Funds held in the sub-account determined at the end of the preceding valuation period.


DAILY VALUES We determine the value of the units in each sub-account on each day on which the portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Series Fund Money Market Portfolio and the VIP Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,
(ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.


     Although the account value for each policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations as of the date of the insured's death and on a policy adjustment, surrender, or lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against the owner's account value, namely the administration charge and the cost of insurance charge. Increases or decreases in policy values will not be uniform for all policies but will be affected by policy transaction activity, cost of insurance charges and the existence of policy loans.


     To illustrate the operation of the policy under various assumptions, we have prepared several tables, along with additional explanatory text, that may be of assistance. For these tables, please see Appendix A, "Illustrations of Account Values and Death Benefits."


POLICY LOANS
     The owner may borrow from us using only the policy as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where (a) is 90 percent of the owner's account value and (b) is any outstanding policy loans plus accrued policy loan interest charged. A loan taken from, or secured by a policy, may have federal income tax consequences. (See "Federal Tax Status.") The maximum loan amount is determined as of the date we receive the owner's request for a loan.

     Any policy loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone or other electronic means is provided under the heading "Transfers".

     When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the policy loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to each other and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A policy loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.
     If a policy enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the policy in force. We will give the owner notice of our intent to terminate the policy and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice.

POLICY LOAN INTEREST The interest rate on a policy loan will be 8 percent per year. Interest charged will be based on a daily rate, which if compounded for the number of calendar days in the year will equal 8 percent annually, and compounded for the number of days since loan interest charges were last updated.
     The outstanding loan balance will increase as the interest charged on the policy loan accrues. The net cash value will decrease as the outstanding loan balance increases. Interest is due at the end of the policy month. If the owner does not pay in cash the interest accrued at the end of the policy month, this unpaid interest will be added to the amount of the policy loan. The new loan will be subject to the same rate of interest as the loan in effect.
     Interest is also credited to the amount of the policy loan in the loan account value. Interest credits on a policy loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

POLICY LOAN REPAYMENTS If the owner's policy is in force, the owner's loan can be repaid in part or in full at any time before the insured's death. The owner's loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the policy. Any loan repayment must be at least $100 unless the balance due is less than $100.
     Loan repayments may only be allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the policy on such transfers. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior policy month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

     A policy loan, whether or not it is repaid, will have a permanent effect on the account value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made. For an example of the effect of a policy loan on a policy and its death benefit, please see Appendix B, "Policy Loan Example."


SURRENDER AND PARTIAL SURRENDER
     The owner may also request a surrender or a partial surrender of the policy at any time while the insured is living. To make a surrender, the owner sends us a written request for its surrender. The owner is then paid the net cash value of the policy, computed as of the end of the valuation period during which we receive the surrender request at our home office. That payment can be in cash or, at the option of the owner, can be applied on a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status.")
     A partial surrender of the net cash value of the policy is also permitted in any amount equal to at least the minimum established for policies under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender is equal to an amount that would cause the net cash value after the partial surrender to be 10 percent of the account value immediately prior to the partial surrender. We reserve the right to limit the number of partial surrenders to one per policy month. A partial surrender will cause a decrease in the face amount equal to the amount surrendered if the policy has a level death benefit (Option A). A partial surrender has no effect on the face amount of an Option B death benefit. However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.
     On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to each other and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We will tell the owner, on request, what amounts are available for a partial surrender under the policy.
     A transaction charge will be assessed against the net cash value in connection with a partial surrender for policies under some group-sponsored insurance programs. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to each other and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.
     Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the policy.

TRANSFERS

     The policy allows for transfers, a reallocation of the net cash value between the guaranteed account and the separate account or among the available sub-accounts of the separate account. Transfers may be requested in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

     There are restrictions to such transfers. The amount to be transferred to or from a sub-account or the guaranteed account must be at least $250. If the balance is less than $250, the entire sub-account value or the guaranteed account value must be transferred. If a transfer would reduce the sub-account value from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account value in the amount transferred. We also reserve the right to limit the number of transfers to one per policy month.

     There are additional restrictions to transfers involving the guaranteed account. The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts is limited to 20 percent (or $250 if greater) of the guaranteed account balance. Transfers to or from the guaranteed account are limited to one such transfer per policy year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us postmarked in the 30-day period before or after the last day of the policy anniversary. Requests for such transfers which meet these conditions would be effective after we approve them at our home office.


     For transfers from the sub-accounts of the separate account, we will credit and cancel units on the basis of sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

     From time to time the separate account may receive a transfer request that Minnesota Life regards as disruptive to the efficient management of the sub-accounts of the separate account. This could be because of the timing of the request and the availability of settlement proceeds in federal funds in the underlying portfolio of the fund, the size of the transfer amount involved or the trading history of the investor.

     A transfer or exchange from one sub-account to another is generally treated as a simultaneous sale of units currently held and the purchase of units where a new investment is desired. In the event that cumulative redemptions from a sub-account on a given day equal or exceed $5,000,000, and if the investment adviser of the underlying portfolio of the fund determines that selling securities to satisfy the redemptions could be harmful to the fund, some requested transfers or exchanges may be denied. In addition, any transfer request or requests affecting a particular sub-account which, individually or collectively with other transfer requests submitted by the owner of multiple individual policies or by the owners of certificates under a single group contract for that sub-account on a given day, equal or exceed $5,000,000 may be denied unless all such transfer requests are received by 12:00 p.m. Central time. In these events, the order of such redemptions from the fund will be as follows: all automatic exchanges (for example, dollar cost averaging), written transfer and exchange requests, faxed transfer and exchange requests, and electronic transfer and exchange requests (including telephone requests). Transfer and exchange requests will be processed in the order of receipt within their respective category. In no event will there be any limitation on redemptions in connection with surrenders, partial surrenders or loans. The owner will be notified when these limitations are imposed on a transfer request.

     In the event of disruptive circumstances which don't result in the denial of a request as outlined above, the size or timing of the transfer may make it impossible for the exchange to occur on the same day. In that event, the request for exchange will be treated as a request for a transfer of units on the date of the receipt of the request. The price of the new units will also be calculated on that day and that determination will be used as the basis for determining the number of units outstanding in the sub-account. However, the transfer of the redemption proceeds and the purchase of units, and shares in the new portfolio, will be accomplished only when federal funds are received from the sale to allow the purchase and sale without disruption. Should the transfer not be completed because of non-payment, Minnesota Life will reimburse the separate account for any decline in the price of the units to the time of the cancellation. Similarly, any fees or disbursements resulting from any legal action because of the non-payment will similarly be the liability of Minnesota Life. The owner will be notified when this limitation is imposed on a transfer request.

     A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10, may be imposed in the future.


     The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at (800) 843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is (651) 665-4827. We may make other electronic transfer capabilities available to policy owners under some group-sponsored programs. We will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves in electronic transactions through policy numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the policy owners with a written confirmation of the electronic transfers.


     Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. We reserve the right to restrict the frequency of - or otherwise modify, condition, terminate or impose charges upon - electronic transfer privileges. For more information on electronic transfers, contact us.

     Although we currently intend to continue to permit transfers in the foreseeable future, the policy provides that we may modify the transfer privilege, by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion.

DOLLAR COST AVERAGING

     We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the Series Fund Money Market sub-account or the VIP Money Market sub-account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high. Dollar cost averaging does not guarantee profits, nor does it assure that a policy will not have losses.


     To elect dollar cost averaging the owner must have at least $3,000 in the Series Fund Money Market sub-account or the VIP Money Market sub-account. The automatic transfer amount from the Series Fund Money Market sub-account or the VIP Money Market sub-account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.


     A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the Series Fund Money Market sub-account or the VIP Money Market sub-account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.


     An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the Series Fund Money Market sub-account or the VIP Money Market sub-account unless a transfer request is made.


FREE LOOK
     It is important to us that the owner is satisfied with the policy after it is issued. If the owner is not satisfied with it, the owner may return the policy to us within 10 days after the owner receives it. If the policy is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid.

     A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new policy specifications page for the increase.

     Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made, we will increase the policy's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONVERSION RIGHT TO AN INDIVIDUAL POLICY
     If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group contract to an individual policy of life insurance with us subject to the following:
(1) The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
(2) The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
(3) If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.
     In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.

CONTINUATION OF GROUP COVERAGE
     If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below are true as of the date eligibility ends:
(1) The group contract has terminated; or
(2) The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the policy is issued. The minimum will never be higher than $250.
     The insurance amount will not change unless the owner requests a change. We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.
     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

CHARGES
     Charges will be deducted in connection with the policies to compensate us for providing the insurance benefits set forth in the policies, administering the policies, incurring expenses in distributing the policies and assuming certain risks in connection with the policies. Charges will vary based on the group-sponsored insurance program under which the policy is issued. We will determine charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. These charges for policies under a group-sponsored insurance program are shown on the specifications page of the policy. There are also advisory fees and expenses which are assessed against the asset value of each of the portfolios of the Funds.

PREMIUM EXPENSE CHARGES
     The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the policy's net cash value.

SALES CHARGE We may deduct a sales charge from each premium paid under the policy. Sales charges vary based on the group-sponsored insurance program under which the policy is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another policy. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).
     The amount of the sales charge in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge or the cost of insurance charge.


PREMIUM TAX CHARGE We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the policy is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions. The state and/or jurisdiction in which a policy is issued may impose taxes that are higher or lower than the charge deducted under the policy. Accordingly, the charge for the policy may be higher or lower than the premium taxes actually imposed on the policy. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another policy.



FEDERAL TAX CHARGE Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain policy acquisition expenses rather than currently deducting such expenses. This has resulted in an additional corporate income tax liability for insurance companies. For policies deemed to be group policies for purposes of OBRA, we make a charge against each premium payment to compensate us for the additional corporate taxes we pay for these policies. For group-sponsored programs implemented prior to April 1, 2000, the charge will not exceed 0.25 percent of premium. For group-sponsored programs implemented on or after April 1, 2000, the charge will not exceed 0.35 percent of premium. OBRA imposes a higher policy acquisition expense to be capitalized on policies deemed to be individual contracts under OBRA which results in significantly higher corporate income tax liability for those deemed individual contracts. Thus, under policies deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. This additional charge is treated as a sales load for purposes of determining compliance with the limitations on sales loads imposed by the Investment Company Act of 1940 and applicable regulations thereunder. We may waive the federal tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another policy.


ACCOUNT VALUE CHARGES

     The premium expense charges described above will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the policy's net cash value. The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the policy will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the policy is issued. As of the policy date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's policy to cover certain charges and expenses incurred in connection with the policy. The monthly deduction will be the sum of the applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly deduction will be assessed against the guaranteed account value and the separate account value in the same proportion that those values bear to each other and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the policy.
     We may deduct an ADMINISTRATION CHARGE from the net cash value of the policy each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the policies. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining policy records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the policies or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, the expected average policy size, and the features to be included in policies under the group-sponsored insurance program. This charge is not designed to produce a profit.
     The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each policy month. The net amount at risk for a policy month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the policy or by changes in the account value.
     The cost of insurance rates are generally determined at the beginning of each policy year, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in policies under the group-sponsored insurance program, experience of the group, changes in the expense structure, or a combination of these factors.
     Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other policy charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.
     Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group sponsor will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

     The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the policy. These guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table"). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue policies that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than

100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

PARTIAL SURRENDER TRANSACTION CHARGE For policies under some group-sponsored insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE There is currently no charge assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

SEPARATE ACCOUNT CHARGES
     We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the policy is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.
     Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the policies, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for state premium taxes and federal taxes. No such charge or provision is made at the present time.


FUND CHARGES

     Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees (also known as management fees) and expenses which are assessed against the net asset value of each of the portfolios of the Funds.


     Advantus Capital Management, Inc. ("Advantus Capital"), acts as the investment adviser to the Series Fund. Advantus Capital is a wholly-owned subsidiary of Minnesota Life. For more information about the Series Fund, see the prospectus of Advantus Series Fund, Inc. which accompanies this prospectus.


     The Fidelity Management and Research Company (FMR), a subsidiary of FMR Corp., is adviser to VIP. For more information about VIP, see the prospectuses of the Variable Insurance Products Funds which accompany this prospectus.


     Janus Capital is adviser to Janus Aspen Series. For more information, see the prospectuses of the Janus Aspen Series which accompany this prospectus.


GUARANTEE OF CERTAIN CHARGES

     We guarantee and will not increase the following charges for policies under a group-sponsored insurance program: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the federal tax charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition cost); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.

ADDITIONAL BENEFITS
     Subject to certain requirements, one or more of the following additional insurance benefits may be added to the policy by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the policy riders providing the additional benefits may vary from state to state, and the policy should be consulted. New benefit riders which are subsequently developed may be offered under some group-sponsored programs, and the terms of the riders will be identified in the policy. The cost of any additional insurance benefits will be deducted as part of the monthly deduction.


ACCELERATED BENEFITS AGREEMENT Provides for the accelerated payment of all or a portion of the death benefit proceeds if the insured is terminally ill, subject to the minimums and maximums specified in the agreement. Eligibility requirements and conditions for payment of accelerated benefits are also described in the agreement. The amount of accelerated benefits payable is calculated by multiplying the death benefit by an accelerated benefit factor defined in the Agreement. Accelerated benefits will be paid to the owner unless the owner validly assigns them otherwise. The receipt of benefits under the agreement may have tax consequences and the owner should seek assistance from a tax adviser.



WAIVER AGREEMENT Provides for the waiver of the monthly deductions while the insured is totally disabled, subject to certain limitations described in the rider agreement. The insured must have become disabled before the age specified in the rider.



ACCIDENTAL DEATH AND DISMEMBERMENT Provides additional insurance if the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the policy will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.



CHILDREN'S RIDER Provides for term insurance on the insured's children, as specified in the rider. To be eligible for the insurance, the child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the policy to which the rider is attached.



SPOUSE AND CHILD RIDER Provides for term insurance on the insured's spouse and children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the policy to which the rider is attached.


POLICYHOLDER CONTRIBUTION RIDER Allows the contractholder to pay for all or a portion of the monthly charges under the policy without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value.

GENERAL MATTERS RELATING TO THE POLICY

POSTPONEMENT OF PAYMENTS Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a policy with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer policy payments, including policy loans, for up to six months from the date of the owner's request, if such payments are based upon policy values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 3, 1999, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 3, 1999, the minimum guaranteed annual rate is 3 percent. For payments based on policy values which do depend on the investment performance of the separate account, we may defer payment only: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.



THE POLICY The policy, the attached application, endorsements, any application for an increase in face amount and any application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the policy and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the policy. Any change to the policy must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the policy or to waive any of its provisions.


CONTROL OF POLICY The insured will be considered the owner of the policy unless another person is shown as the owner in the application. Ownership may be changed, however, by assigning the policy as described below. The owner is entitled to all rights provided by the policy, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the policy. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

BENEFICIARY The owner may name one or more beneficiaries on the application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the policy.
     If a beneficiary dies before the insured, that beneficiary's interest in the policy ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the following order of priority:
(1) The insured's lawful spouse, if living; otherwise
(2) The personal representative of the insured's estate.

CHANGE OF BENEFICIARY If the owner has reserved the right to change the beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.
     However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS The death benefit proceeds of a policy will be payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.
     We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 3, 1999, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 3, 1999, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.
     The proceeds of a policy may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the policy's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.
     Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

(1) INTEREST PAYMENTS This option will provide payment of interest on the proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

(2) FIXED PERIOD ANNUITY This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.

(3) LIFE ANNUITY This is an annuity payable monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

(4) PAYMENTS OF A SPECIFIED AMOUNT This is an annuity payable in a specified amount until the proceeds and interest are fully paid.
     The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 3, 1999, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 3, 1999, the minimum guaranteed annual rate is 3 percent. Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

POLICY CHANGES We reserve the right to limit the number of policy changes to one per policy year and to restrict such changes in the first policy year. For this purpose, changes include increases or decreases in face amount. No change will be permitted that would result in the death benefit under a policy being included in gross income due to not satisfying the requirements of Section 7702 of the Internal Revenue Code or any applicable successor provision.

CONFORMITY WITH STATUTES If any provision in a policy is in conflict with the laws of the state governing the policy, the provision will be deemed to be amended to conform to such laws.

CLAIMS OF CREDITORS To the extent permitted by law, neither the policy nor any payment thereunder will be subject to the claims of creditors or to any legal process.

INCONTESTABILITY After a policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the insurance for any loss that is incurred more than two years after the policy date, unless the net cash value has dropped below the amount necessary to pay the insured's cost of insurance on the insured's life. However, if there has been an increase in the amount of insurance for which we required evidence of insurability, then, to the extent of the increase, any loss which occurs within two years of the effective date of the increase will be contestable. We may elect to waive our right to contest the insurance for any loss that is incurred within two years after the policy issue date where the policy replaces existing coverage.

ASSIGNMENT The policy may be assigned. However, we will not be bound by any assignment unless it is in writing and filed at our home office in St. Paul, Minnesota, and we send the owner an acknowledged copy. We assume no responsibility for the validity or effect of any assignment of the policy or of any interest in it. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment. A valid assignment will take precedence over any claim of a beneficiary.

SUICIDE If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the policy. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for that increase.
     If the insured is a Missouri citizen when the policy is issued, this provision does not apply on the issue date of the policy, or on the effective date of any increase in face amount, unless the insured intended suicide when the policy, or any increase in face amount, was applied for.
     If the insured is a citizen of Colorado or North Dakota, the duration of this suicide provision is for one year instead of two.

MISSTATEMENT OF AGE If the age of the insured has been misstated, the death benefit and account value will be adjusted. The adjustment will be the difference between two amounts accumulated with interest. These two amounts are:
(1) the monthly cost of insurance charges that were paid; and
(2) the monthly cost of insurance charges that should have been paid based on the insured's correct age.
     The interest rates used are the rates that were used in accumulating guaranteed account values for that time period.

EXPERIENCE CREDITS Each year we will determine if this policy will receive an experience credit. Experience credits, if received, may be added to the owner's account value or, if the owner elects, they may be paid in cash. Experience credits will vary based on the group-sponsored insurance program under which the policy is issued. We will determine experience credits pursuant to our established actuarial procedures. We do not expect any experience credits will be declared.
     An experience credit applied to the account value will be allocated to the guaranteed account or to the sub-accounts of the separate account in accordance with the owner's current instructions for the allocation of net premiums. In the absence of such instructions, experience credits will be allocated to the guaranteed account value and separate account value in the same proportion that those account values bear to each other and, as to the account value in the separate account, to each sub-account in the proportion that the sub-account value bears to the separate account value.

REPORTS Each year we will send the owner a report. This report will show the policy's status on the policy anniversary. It will include the account value, the face amount and the death benefit as of the date of the report. It will also show the premiums paid during the year, policy loan activity and the policy value. The report will be sent to the owner without cost. The report will be as of a date within two months of its mailing.

GENERAL PROVISIONS OF THE GROUP CONTRACT

ISSUANCE The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

TERMINATION The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations where, in the absence of fraud or the non-payment of premiums, during any twelve month period, the aggregate specified face amount for all policies under the group contract or the number of policies under a group contract decrease by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, policies may be allowed to convert to individual coverage as described under the heading "Conversion Right to an Individual Policy."
     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

RIGHT TO EXAMINE GROUP CONTRACT The contractholder may terminate the group contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

ENTIRE GROUP CONTRACT The group contract, the attached copy of the contractholder's application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

OWNERSHIP OF GROUP CONTRACT The contractholder owns the group contract. The group contract may be changed or amended by agreement between us and the contractholder without the consent of, or notice to, any person claiming rights or benefits under the group contract. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates.

OTHER MATTERS

FEDERAL TAX STATUS

     The discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. We have not attempted to consider any applicable state or other tax laws. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service.


     We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.


     Under Section 7702 of the Code, life insurance contracts such as the policies will be treated as life insurance if certain tests are met. There is limited guidance on how these tests are to be applied is limited.


     However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we generally believe that a policy issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a policy issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a policy would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a policy does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a policy to comply with Section 7702.


     In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the policies, such as the flexibility to allocate premiums and policy account values, have not been explicitly addressed in published rulings. While we believe that the policy does not give you investment control over the separate account assets, we reserve the right to modify the policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the policy.


     In addition, the Code requires that the investments of the Variable Universal Life Account be "adequately diversified" in order to treat the policy as a life insurance contract for federal income tax purposes. We intend that the Variable Universal Life Account, through the Funds and the portfolios, will satisfy these diversification requirements.

     The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.

     On the death of the insured, the death benefit provided by the policies will be excludable from the gross income of the beneficiary under Section 101(a) of the Code. The owner is not currently taxed on any part of his or her interest until the owner actually receives cash from the policy. However, taxability may also be determined by the individual's contributions to the policy and prior policy activity. We also believe that policy loans will be treated as indebtedness and will not be currently taxable as income to the policy owner so long as your policy is not a modified endowment contract as described below. However, a surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the policy. An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and that results in a cash distribution to the owner in order for the policy to continue complying with the
Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in Section 7702. Premiums for additional benefits are not used in the calculation for computing the tax on account values.


     It should be noted, however, that the tax treatment described above is not available for policies characterized as a modified endowment contract. In general, policies with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance policy during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life policy. If those cumulative premiums exceed the seven-pay life premiums, the policy is a modified endowment contract.

     Modified endowment contracts would still be treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value would not be taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract would be subject to the same tax treatment as the same amounts received under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the policy). This annuity tax treatment includes the 10 percent additional income tax which would be imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, or is attributable to the policy owner becoming disabled, or as part of a series of substantially equal periodic payments for the life of the policy owner or the joint lives of the policy owner and beneficiary.
     The modified endowment contract rules apply to all policies entered into on or after June 21, 1988. It should be noted, in addition, that a policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a policy meets the seven-pay test by taking into account the previously existing cash surrender value. While certain adjustments described herein may result in a material change, the law provides that any cost of living increase described in the regulations and based upon an established broad-based index will not be treated as a material change if any increase is funded ratably over the remaining period during which premiums are required to be paid under the policy. To date, no regulations under this provision have been issued. Certain reductions in benefits may also cause a policy to become a modified endowment contract.

     Due to the policy's flexibility, classification of a policy as a modified endowment contract will depend upon the circumstances of each policy. Accordingly, a prospective policy owner should contact a tax adviser before purchasing a policy to determine the circumstances under which the policy would be a modified endowment contract. An owner should contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a policy to determine whether that premium or change would cause the policy (or the new policy in the case of an exchange) to be treated as a modified endowment contract.

     All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract.
     Generally, interest paid on any loan under a life insurance contract is not deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the policy may result in taxable income and/or tax penalties.

     The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of policy proceeds depend upon the circumstances of each policy owner or beneficiary. A competent tax adviser should be consulted for further information.

     It should be understood that the foregoing description of the federal income tax consequences under the policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, any person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy may want to consult a tax adviser.

     At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.


DIRECTORS AND PRINCIPAL OFFICERS OF MINNESOTA LIFE



        Directors                                Principal Occupation
        ---------                                --------------------
Anthony L. Andersen          Chair-Board of Directors, H. B. Fuller Company, St. Paul,
                             Minnesota (Adhesive Products) since June 1995, prior thereto for more than five years President and Chief Executive
                             Officer, H. B. Fuller Company
Leslie S. Biller             Vice Chairman and Chief Operating Officer, Wells Fargo &
                             Company, San Francisco, California (Banking)
John F. Grundhofer           President, Chairman and Chief Executive Officer, U.S.
                             Bancorp, Minneapolis, Minnesota (Banking)
Robert E. Hunstad            Executive Vice President, Minnesota Life Insurance Company
Dennis E. Prohofsky          Senior Vice President, General Counsel and Secretary,
                             Minnesota Life Insurance Company
Robert L. Senkler            Chairman of the Board, President and Chief Executive
                             Officer, Minnesota Life Insurance Company since August 1995;
                             prior thereto for more than five years Vice President and
                             Actuary, Minnesota Life Insurance Company
Michael E. Shannon           Retired since December 1999, prior thereto for more than
                             five years Chairman, Chief Financial and Administrative
                             Officer, Ecolab Inc., St. Paul, Minnesota (Develops and
                             Markets Cleaning and Sanitizing Products)
William N. Westhoff          Senior Vice President and Treasurer, Minnesota Life
                             Insurance Company since April 1998, prior thereto from
                             August 1994 to October 1997, Senior Vice President, Global
                             Investments, American Express Financial Corporation,
                             Minneapolis, Minnesota
Frederick T. Weyerhaeuser    Retired since April 1998, prior thereto Chairman and
                             Treasurer, Clearwater Investment Trust since May 1996, prior thereto for more than five years Chairman, Clearwater
                             Management Company, St. Paul, Minnesota (Financial
                             Management)


     Principal Officers (other than Directors)


          Name                                         Position
          ----                                         --------
John F. Bruder               Senior Vice President
Keith M. Campbell            Senior Vice President
James E. Johnson             Senior Vice President
Gregory S. Strong            Senior Vice President and Chief Financial Officer
Terrence M. Sullivan         Senior Vice President
Randy F. Wallake             Senior Vice President



     All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by us for at least five years.



VOTING RIGHTS

     We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding portfolio of the Funds. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited in writing prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all policies participating in the separate account. Each owner having a voting interest will receive proxy material, reports and other material relating to the Funds.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

DISTRIBUTION OF POLICIES
     The policies will be sold by state licensed life insurance producers who are also registered representatives of Ascend Financial Services, Inc. ("Ascend Financial") or of other broker-dealers who have entered into selling agreements with Ascend Financial. Ascend Financial acts as principal underwriter for the policies. Ascend Financial is a wholly-owned subsidiary of Advantus Capital Management, Inc. Advantus Capital Management, Inc. is a registered investment adviser.
     Ascend Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Ascend Financial was incorporated in 1984 under the laws of the State of Minnesota. The policies are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured's risk classification and whether to accept or reject an application for a policy is done in accordance with our rules and standards.
     Commissions to registered representatives on the sale of policies will be premium-based, asset-based or a fixed amount. Commissions for policies under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year.
     The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.
     In addition, Ascend Financial or Minnesota Life will pay, based uniformly on the sales of the policies by registered representatives, credits which allow registered representatives (agents) who are responsible for sales of the policies to attend conventions and other meetings sponsored by Minnesota Life or its affiliates for the purpose of promoting the sale of insurance and/or investment products offered by Minnesota Life and its affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees, etc.

LEGAL MATTERS

     Legal matters in connection with federal securities laws applicable to the issue and sale of the policies have been passed upon by Jones & Blouch L.L.P., 1025 Thomas Jefferson Street, N.W., Suite 410 East, Washington, D.C. 20007-0805. All other legal matters, including the right to issue such policies under Minnesota law and applicable regulations thereunder, have been passed upon by Donald F. Gruber, Assistant General Counsel of Minnesota Life.


LEGAL PROCEEDINGS
     As an insurance company, we are ordinarily involved in litigation. Minnesota Life is of the opinion that such litigation is not material with respect to the policies or the separate account.

EXPERTS

     The separate financial statements of Minnesota Life Variable Universal Life Account and the consolidated financial statements of Minnesota Life included in this prospectus have been audited by KPMG LLP, independent auditors, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the authority of said firm as experts in accounting and auditing.


     Actuarial matters included in this prospectus have been examined by Brian
C. Anderson, FSA, Associate Actuary of Minnesota Life, as stated in his opinion filed as an exhibit to the Registration Statement.


REGISTRATION STATEMENT
     We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, and the policies. Statements contained in this prospectus as to the contents of policies and other legal instruments are summaries, and reference is made to such instruments as filed.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Universal Life Account:

     We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Contrafund, High-Income and Equity-Income Segregated Sub-Accounts of Minnesota Life Variable Universal Life Account as of December 31, 1999 and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1999 were confirmed to us by the respective sub-account mutual fund group, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Contrafund, High-Income and Equity-Income Segregated Sub-Accounts of Minnesota Life Variable Universal Life Account at December 31, 1999 and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.


                                        KPMG LLP


Minneapolis, Minnesota
February 4, 2000

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                       SEGREGATED SUB-ACCOUNTS
                                     --------------------------------------------------------------------------------------------
                                                                MONEY         ASSET        MORTGAGE       INDEX        CAPITAL
             ASSETS                    GROWTH       BOND        MARKET      ALLOCATION    SECURITIES       500       APPRECIATION
             ------                  ----------    -------    ----------    ----------    ----------    ---------    ------------
Investments in shares of Advantus
  Series Fund, Inc.:
    Growth Portfolio, 1,547,968
      shares at net asset value
      of $3.33 per share (cost
      $4,157,858)                    $5,159,010         --            --          --            --             --           --
    Bond Portfolio, 134,922
      shares at net asset value
      of $1.18 per share (cost
      $168,040)                              --    159,157            --          --            --             --           --
    Money Market Portfolio,
      40,743,318 shares at net
      asset value of $1.00 per
      share (cost $40,743,318)               --         --    40,743,318          --            --             --           --
    Asset Allocation Portfolio,
      285,806 shares at net asset
      value of $2.39 per share
      (cost $585,187)                        --         --            --     682,065            --             --           --
    Mortgage Securities
      Portfolio, 102,214 shares
      at net asset value of $1.17
      per share (cost $119,676)              --         --            --          --       119,448             --           --
    Index 500 Portfolio,
      1,994,325 shares at net
      asset value of $4.56 per
      share (cost $6,408,694)                --         --            --          --            --      9,101,753           --
    Capital Appreciation
      Portfolio, 85,430 shares at
      net asset value of $3.70
      per share (cost $245,135)              --         --            --          --            --             --      316,451
                                     ----------    -------    ----------     -------       -------      ---------      -------
                                      5,159,010    159,157    40,743,318     682,065       119,448      9,101,753      316,451
Receivable from Minnesota Life
  for policy purchase payments               21         --         5,771          12            --             46           19
Receivable for investments sold          12,629      6,630        17,344       3,969        13,064         42,407        1,922
                                     ----------    -------    ----------     -------       -------      ---------      -------
        Total assets                  5,171,660    165,787    40,766,433     686,046       132,512      9,144,206      318,392
                                     ----------    -------    ----------     -------       -------      ---------      -------
           LIABILITIES
---------------------------------
Payable to Minnesota Life for
  policy terminations and
  mortality and expense charges          12,629      6,630        17,344       3,969        13,064         42,407        1,922
Payable for investments purchased            21         --         5,771          12            --             46           19
                                     ----------    -------    ----------     -------       -------      ---------      -------
        Total liabilities                12,650      6,630        23,115       3,981        13,064         42,453        1,941
                                     ----------    -------    ----------     -------       -------      ---------      -------
NET ASSETS APPLICABLE TO POLICY
  OWNERS                             $5,159,010    159,157    40,743,318     682,065       119,448      9,101,753      316,451
                                     ==========    =======    ==========     =======       =======      =========      =======
      POLICY OWNERS' EQUITY
---------------------------------
Option 1                             $1,200,421     65,095         4,435     360,140       112,768      5,526,332       80,867
Option 2                                362,279     94,062       164,233     321,925         6,680      1,102,835      235,584
Option 3                              3,596,310         --    40,574,650          --            --      2,472,586           --
                                     ----------    -------    ----------     -------       -------      ---------      -------
        Total Policy Owners'
          Equity                     $5,159,010    159,157    40,743,318     682,065       119,448      9,101,753      316,451
                                     ==========    =======    ==========     =======       =======      =========      =======
UNITS OUTSTANDING (Option 1)            419,544     53,498         3,633     174,020        87,428      1,954,472       30,530
                                     ==========    =======    ==========     =======       =======      =========      =======
UNITS OUTSTANDING (Option 2)            163,678     83,616       143,702     193,359         5,664        567,236      117,340
                                     ==========    =======    ==========     =======       =======      =========      =======
UNITS OUTSTANDING (Option 3)          3,033,044         --    37,663,704          --            --      1,371,057           --
                                     ==========    =======    ==========     =======       =======      =========      =======
NET ASSET VALUE PER UNIT (Option
  1)                                 $     2.86       1.22          1.22        2.07          1.29           2.83         2.65
                                     ==========    =======    ==========     =======       =======      =========      =======
NET ASSET VALUE PER UNIT (Option
  2)                                 $     2.21       1.12          1.14        1.66          1.18           1.94         2.01
                                     ==========    =======    ==========     =======       =======      =========      =======
NET ASSET VALUE PER UNIT (Option
  3)                                 $     1.19         --          1.08          --            --           1.80           --
                                     ==========    =======    ==========     =======       =======      =========      =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                         SEGREGATED SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------------
                                                           SMALL      MATURING      MATURING      MATURING                 SMALL
                                         INTERNATIONAL    COMPANY    GOVERNMENT    GOVERNMENT    GOVERNMENT     VALUE     COMPANY
               ASSETS                        STOCK        GROWTH     BOND 2002     BOND 2006     BOND 2010      STOCK      VALUE
               ------                    -------------    -------    ----------    ----------    ----------    -------    -------
Investments in shares of Advantus
  Series Fund, Inc.:
    International Stock Portfolio,
      161,545 shares at net asset
      value of $1.94 per share (cost
      $276,067)                            $313,309           --          --            --            --            --        --
    Small Company Growth Portfolio,
      156,898 shares at net asset
      value of $2.44 per share (cost
      $249,665)                                  --       382,735         --            --            --            --        --
    Maturing Government Bond 2002
      Portfolio, 1,175 shares at net
      asset value of $1.05 per share
      (cost $1,233)                              --           --       1,240            --            --            --        --
    Maturing Government Bond 2006
      Portfolio, 1,162 shares at net
      asset value of $1.09 per share
      (cost $1,259)                              --           --          --         1,262            --            --        --
    Maturing Government Bond 2010
      Portfolio, 3,743 shares at net
      asset value of $1.19 per share
      (cost $4,658)                              --           --          --            --         4,457            --        --
    Value Stock Portfolio, 98,909
      shares at net asset value of
      $1.71 per share (cost $171,270)            --           --          --            --            --       169,384        --
    Small Company Value Portfolio,
      40,947 shares at net asset
      value of $0.91 per share (cost
      $38,048)                                   --           --          --            --            --            --    37,174
                                           --------       -------      -----         -----         -----       -------    ------
                                            313,309       382,735      1,240         1,262         4,457       169,384    37,174
Receivable from Minnesota Life for
  policy purchase payments                       16           16          --            --            --             3         5
Receivable for investments sold               9,328        1,945          --            --            73         5,921       479
                                           --------       -------      -----         -----         -----       -------    ------
        Total assets                        322,654       384,696      1,240         1,262         4,530       175,308    37,658
                                           --------       -------      -----         -----         -----       -------    ------
             LIABILITIES
-------------------------------------
Payable to Minnesota Life for policy
  terminations and mortality and
  expense charges                             9,328        1,945          --            --            73         5,921       479
Payable for investments purchased                16           16          --            --            --             3         5
                                           --------       -------      -----         -----         -----       -------    ------
        Total liabilities                     9,345        1,961          --            --            73         5,924       484
                                           --------       -------      -----         -----         -----       -------    ------
        Net Assets applicable to
          policy owners                    $313,309       382,735      1,240         1,262         4,457       169,384    37,174
                                           ========       =======      =====         =====         =====       =======    ======
        POLICY OWNER'S EQUITY
-------------------------------------
Option 1                                   $121,163       130,609      1,235         1,262         2,946        80,173    25,187
Option 2                                    192,146       252,126          5            --         1,511        89,211    11,987
Option 3                                         --           --          --            --            --            --        --
                                           --------       -------      -----         -----         -----       -------    ------
        Total Policy Owners' Equity        $313,309       382,735      1,240         1,262         4,457       169,384    37,174
                                           ========       =======      =====         =====         =====       =======    ======
UNITS OUTSTANDING (Option 1)                 68,074       65,093       1,000         1,000         2,286        43,517    29,122
                                           ========       =======      =====         =====         =====       =======    ======
UNITS OUTSTANDING (Option 2)                134,651       158,245          4            --         1,536        75,509    12,947
                                           ========       =======      =====         =====         =====       =======    ======
UNITS OUTSTANDING (Option 3)                     --           --          --            --            --            --        --
                                           ========       =======      =====         =====         =====       =======    ======
NET ASSET VALUE PER UNIT (Option 1)        $   1.78         2.01        1.24          1.26          1.29          1.84      0.86
                                           ========       =======      =====         =====         =====       =======    ======
NET ASSET VALUE PER UNIT (Option 2)        $   1.43         1.59        1.19            --          0.98          1.18      0.93
                                           ========       =======      =====         =====         =====       =======    ======
NET ASSET VALUE PER UNIT (Option 3)        $     --           --          --            --            --            --        --
                                           ========       =======      =====         =====         =====       =======    ======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

                                                                              SEGREGATED SUB-ACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                   GLOBAL    INDEX 400    MACRO-CAP    MICRO-CAP    CONTRA-     HIGH-     EQUITY-
                    ASSETS                          BOND      MID-CAP       VALUE       GROWTH       FUND      INCOME     INCOME
                    ------                         ------    ---------    ---------    ---------    -------    -------    -------
Investments in shares of Advantus Series Fund,
  Inc.:
    Global Bond Portfolio, 1,965 shares at net
      asset value of $0.94 per share (cost
      $1,933)                                      $1,838          --          --            --          --         --         --
    Index 400 Mid-Cap Portfolio, 2,987,425
      shares at net asset value of $1.18 per
      share (cost $3,306,326)                          --    3,535,730         --            --          --         --         --
    Macro-Cap Value Portfolio, 6,045 shares at
      net asset value of $1.16 per share (cost
      $6,771)                                          --          --       7,033            --          --         --         --
    Micro-Cap Growth Portfolio, 66,485 shares
      at net asset value of $2.51 per share
      (cost $79,923)                                   --          --          --       166,792          --         --         --
Investments in shares of Fidelity Variable
  Insurance Products Fund II:
    Contrafund Portfolio, 15,072 shares at net
      asset value of $29.15 per share (cost
      $309,551)                                        --          --          --            --     439,324         --         --
Investments in shares of Fidelity Variable
  Insurance Products Fund:
    High Income Portfolio, 14,275 shares at net
      asset value of $11.31 per share (cost
      $165,231)                                        --          --          --            --          --    161,454         --
    Equity-Income Portfolio, 15,957 shares at
      net asset value of $25.71 per share (cost
      $382,470)                                        --          --          --            --          --         --    410,246
                                                   ------    ---------      -----       -------     -------    -------    -------
                                                    1,838    3,535,730      7,033       166,792     439,324    161,454    410,246
Receivable from Minnesota Life for policy
  purchase payments                                    --          14          --            --          --         --         --
Receivable for investments sold                        82      16,571         180         1,023       1,544        343      1,390
                                                   ------    ---------      -----       -------     -------    -------    -------
        Total assets                                1,920    3,552,315      7,213       167,815     440,868    161,797    411,636
                                                   ------    ---------      -----       -------     -------    -------    -------
                  LIABILITIES
-----------------------------------------------
Payable to Minnesota Life for policy
  terminations and mortality and expense
  charges                                              82      16,571         180         1,023       1,544        343      1,390
Payable for investments purchased                      --          14          --            --          --         --         --
                                                   ------    ---------      -----       -------     -------    -------    -------
        Total liabilities                              82      16,585         180         1,023       1,544        343      1,390
                                                   ------    ---------      -----       -------     -------    -------    -------
NET ASSETS APPLICABLE TO POLICY OWNERS             $1,838    3,535,730      7,033       166,792     439,324    161,454    410,246
                                                   ======    =========      =====       =======     =======    =======    =======
             POLICY OWNER'S EQUITY
-----------------------------------------------
Option 1                                           $  705      85,335       7,002        84,010     129,328     65,476     96,898
Option 2                                            1,133      57,802          31        82,782     309,996     95,978    313,348
Option 3                                               --    3,392,593         --            --          --         --         --
                                                   ------    ---------      -----       -------     -------    -------    -------
        Total Policy Owners' Equity                $1,838    3,535,730      7,033       166,792     439,324    161,454    410,246
                                                   ======    =========      =====       =======     =======    =======    =======
UNITS OUTSTANDING (Option 1)                          693      71,195       5,984        33,252      58,764     51,158     60,829
                                                   ======    =========      =====       =======     =======    =======    =======
UNITS OUTSTANDING (Option 2)                        1,075      42,217          29        31,187     159,230     80,294    212,788
                                                   ======    =========      =====       =======     =======    =======    =======
UNITS OUTSTANDING (Option 3)                           --    3,033,044         --            --          --         --         --
                                                   ======    =========      =====       =======     =======    =======    =======
NET ASSET VALUE PER UNIT (Option 1)                $ 1.02        1.20        1.17          2.53        2.20       1.28       1.59
                                                   ======    =========      =====       =======     =======    =======    =======
NET ASSET VALUE PER UNIT (Option 2)                $ 1.05        1.37        1.04          2.65        1.95       1.20       1.47
                                                   ======    =========      =====       =======     =======    =======    =======
NET ASSET VALUE PER UNIT (Option 3)                $   --        1.12          --            --          --         --         --
                                                   ======    =========      =====       =======     =======    =======    =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1999

                                                                       SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------------
                                                                MONEY         ASSET        MORTGAGE       INDEX        CAPITAL
                                      GROWTH        BOND        MARKET      ALLOCATION    SECURITIES       500       APPRECIATION
                                    ----------    --------    ----------    ----------    ----------    ---------    ------------
Investment income (loss):
    Investment income
      distributions from
      underlying mutual fund
      (note 4)                      $    8,642       6,190     1,991,668       26,089        3,467        123,881           --
    Mortality and expense
      charges (Option 1) (note
      3)                                (4,344)       (289)          (24)      (1,656)        (477)       (22,206)        (264)
    Mortality and expense
      charges (Option 2) (note
      3)                                  (687)        (51)         (173)        (135)          (2)          (407)         (75)
    Mortality and expense
      charges (Option 3) (note
      3)                                    --          --            --           --           --             --           --
                                    ----------    --------    ----------     --------      -------      ---------      -------
        Investment income
          (loss)--net                    3,611       5,850     1,991,471       24,298        2,988        101,268         (339)
                                    ----------    --------    ----------     --------      -------      ---------      -------
Realized and unrealized gains
  (losses) on investments--net:
    Realized gain distributions
      from underlying mutual
      fund (note 4)                     28,722       2,491            --       29,593           --         87,329       23,572
                                    ----------    --------    ----------     --------      -------      ---------      -------
    Realized gains (losses) on
      sales of investments:
        Proceeds from sales            171,093      34,097     6,574,756      190,105       41,294        617,442       25,771
        Cost of investments sold      (144,242)    (35,448)   (6,574,756)    (170,602)     (41,637)      (450,370)     (23,876)
                                    ----------    --------    ----------     --------      -------      ---------      -------
                                        26,851      (1,351)           --       19,503         (343)       167,072        1,895
                                    ----------    --------    ----------     --------      -------      ---------      -------
            Net realized gains
              (losses) on
              investments               55,573       1,140            --       49,096         (343)       254,401       25,467
                                    ----------    --------    ----------     --------      -------      ---------      -------
    Net change in unrealized
      appreciation or
      depreciation of
      investments                      810,737     (10,301)           --       28,219         (697)     1,004,728       34,116
                                    ----------    --------    ----------     --------      -------      ---------      -------
        Net gains (losses) on
          investments                  866,310      (9,161)           --       77,315       (1,040)     1,259,129       59,583
                                    ----------    --------    ----------     --------      -------      ---------      -------
Net increase (decrease) in net
  assets resulting from
  operations                        $  869,921      (3,311)    1,991,471      101,613        1,948      1,360,397       59,244
                                    ==========    ========    ==========     ========      =======      =========      =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999

                                                                         SEGREGATED SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------------
                                                                      MATURING      MATURING      MATURING
                                                           SMALL     GOVERNMENT    GOVERNMENT    GOVERNMENT                SMALL
                                         INTERNATIONAL    COMPANY       BOND          BOND          BOND        VALUE     COMPANY
                                             STOCK        GROWTH        2002          2006          2010        STOCK      VALUE
                                         -------------    -------    ----------    ----------    ----------    -------    -------
Investment income (loss):
    Investment income distributions
      from underlying mutual fund
      (note 4)                             $  5,308           --         51             75           154         4,600        449
    Mortality and expense charges
      (Option 1) (note 3)                      (475)        (475)        (6)            (7)          (12)         (389)       (94)
    Mortality and expense charges
      (Option 2) (note 3)                       (78)         (88)        --             --            (1)          (42)        (3)
    Mortality and expense charges
      (Option 3) (note 3)                        --           --         --             --            --            --         --
                                           --------       -------       ---           ----          ----       -------    -------
        Investment income (loss)--net         4,755         (563)        45             68           141         4,169        352
                                           --------       -------       ---           ----          ----       -------    -------
Realized and unrealized gains
  (losses) on investments--net:
    Realized gain distributions from
      underlying mutual fund (note 4)        10,311           --         --             --             7            --         --
                                           --------       -------       ---           ----          ----       -------    -------
    Realized gains (losses) on sales
      of investments:
        Proceeds from sales                  48,974       41,343          7              7           684        65,312     10,759
        Cost of investments sold            (46,168)      (36,363)       (6)            (6)         (674)      (63,480)   (11,495)
                                           --------       -------       ---           ----          ----       -------    -------
                                              2,806        4,980          1              1            10         1,832       (736)
                                           --------       -------       ---           ----          ----       -------    -------
        Net realized gains (losses)
          on investments                     13,117        4,980          1              1            17         1,832       (736)
                                           --------       -------       ---           ----          ----       -------    -------
    Net change in unrealized
      appreciation or depreciation of
      investments                            30,731       116,534       (57)          (183)         (626)       (7,667)       (96)
                                           --------       -------       ---           ----          ----       -------    -------
        Net gains (losses) on
          investments                        43,848       121,514       (56)          (182)         (609)       (5,835)      (832)
                                           --------       -------       ---           ----          ----       -------    -------
Net increase (decrease) in net assets
  resulting from operations                $ 48,603       120,951       (11)          (114)         (468)       (1,666)      (480)
                                           ========       =======       ===           ====          ====       =======    =======


                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1999

                                                                             SEGREGATED SUB-ACCOUNTS
                                                 --------------------------------------------------------------------------------
                                                  GLOBAL     INDEX 400    MACRO-CAP    MICRO-CAP    CONTRA-     HIGH      EQUITY-
                                                   BOND       MID-CAP       VALUE       GROWTH       FUND      INCOME     INCOME
                                                 --------    ---------    ---------    ---------    -------    -------    -------
Investment income (loss):
    Investment income distributions from
      underlying mutual fund (note 4)            $     58      14,417          31           --       1,398      9,765       4,938
    Mortality and expense charges (Option 1)
      (note 3)                                         (6)       (335)        (25)         (55)       (508)      (291)       (433)
    Mortality and expense charges (Option 2)
      (note 3)                                         --         (17)         --           --        (634)      (196)       (683)
    Mortality and expense charges (Option 3)
      (note 3)                                         --          --          --           --          --         --          --
                                                 --------     -------      ------       ------      -------    -------    -------
        Investment income (loss) --  net               52      14,065           6          (55)        256      9,278       3,822
                                                 --------     -------      ------       ------      -------    -------    -------
Realized and unrealized gains (losses) on
  investments --  net:
    Realized gain distributions from
      underlying mutual fund (note 4)                  13     143,077         265           --      10,254        365      10,916
                                                 --------     -------      ------       ------      -------    -------    -------
    Realized gains (losses) on sales of
      investments:
        Proceeds from sales                         3,272      63,809       2,033        8,689      31,116     16,795     109,529
        Cost of investments sold                   (3,494)    (59,696)     (1,874)      (6,076)     (23,947)   (19,244)   (99,336)
                                                 --------     -------      ------       ------      -------    -------    -------
                                                     (222)      4,113         159        2,613       7,169     (2,449)     10,193
                                                 --------     -------      ------       ------      -------    -------    -------
        Net realized gains (losses) on
          investments                                (209)    147,190         424        2,613      17,423     (2,084)     21,109
                                                 --------     -------      ------       ------      -------    -------    -------
    Net change in unrealized appreciation or
      depreciation of investments                     (17)    217,745         (11)      83,696      61,447        (33)     (7,027)
                                                 --------     -------      ------       ------      -------    -------    -------
        Net gains (losses) on investments            (226)    364,935         413       86,309      78,870     (2,117)     14,082
                                                 --------     -------      ------       ------      -------    -------    -------
Net increase (decrease) in net assets
  resulting from operations                      $   (174)    379,000         419       86,254      79,126      7,161      17,904
                                                 ========     =======      ======       ======      =======    =======    =======


                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1998

                                                                       SEGREGATED SUB-ACCOUNTS
                                     --------------------------------------------------------------------------------------------
                                                               MONEY        ASSET        MORTGAGE        INDEX         CAPITAL
                                      GROWTH       BOND       MARKET      ALLOCATION    SECURITIES        500        APPRECIATION
                                     --------    --------    ---------    ----------    ----------    -----------    ------------
Investment income (loss):
    Investment income
      distributions from
      underlying mutual fund
      (note 4)                       $  7,144       4,850      254,530        9,346           842         341,812           --
    Mortality and expense charges
      (Option 1) (note 3)              (3,239)        (65)         (33)      (1,922)          (81)        (13,580)        (154)
    Mortality and expense charges
      (Option 2) (note 3)                (471)       (209)        (530)        (377)          (27)         (1,252)        (392)
    Mortality and expense charges
      (Option 3) (note 3)                  --          --           --           --            --              --           --
                                     --------    --------    ---------     --------       -------     -----------      -------
        Investment income
          (loss)--net                   3,434       4,576      253,967        7,047           734         326,980         (546)
                                     --------    --------    ---------     --------       -------     -----------      -------
Realized and unrealized gains
  (losses) on investments--net:
    Realized gain distributions
      from underlying mutual fund
      (note 4)                        113,623       1,022           --       23,752            --         214,253        9,128
                                     --------    --------    ---------     --------       -------     -----------      -------
    Realized gains (losses) on
      sales of investments:
        Proceeds from sales            89,762      22,758      232,756      403,901        21,880      39,387,179       90,181
        Cost of investments sold      (84,295)    (22,736)    (232,756)    (409,005)      (21,414)    (30,832,842)     (93,361)
                                     --------    --------    ---------     --------       -------     -----------      -------
                                        5,467          22           --       (5,104)          466       8,554,337       (3,180)
                                     --------    --------    ---------     --------       -------     -----------      -------
        Net realized gains on
          investments                 119,090       1,044           --       18,648           466       8,768,590        5,948
                                     --------    --------    ---------     --------       -------     -----------      -------
    Net change in unrealized
      appreciation or
      depreciation of investments     143,041        (718)          --       48,639            62      (1,811,375)      22,897
                                     --------    --------    ---------     --------       -------     -----------      -------
        Net gains (losses) on
          investments                 262,131         326           --       67,287           528       6,957,215       28,845
                                     --------    --------    ---------     --------       -------     -----------      -------
Net increase in net assets
  resulting from operations          $265,565       4,902      253,967       74,334         1,262       7,284,195       28,299
                                     ========    ========    =========     ========       =======     ===========      =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1998

                                                                               SEGREGATED SUB-ACCOUNTS
                                                    -----------------------------------------------------------------------------
                                                                                 MATURING      MATURING      MATURING
                                                                      SMALL     GOVERNMENT    GOVERNMENT    GOVERNMENT
                                                    INTERNATIONAL    COMPANY       BOND          BOND          BOND        VALUE
                                                        STOCK        GROWTH        2002          2006          2010        STOCK
                                                    -------------    -------    ----------    ----------    ----------    -------
Investment income (loss):
    Investment income distributions from
      underlying mutual fund (note 4)                 $  2,382           --          214          68            136            --
    Mortality and expense charges (Option 1)
      (note 3)                                            (155)        (490)          (6)         (6)            (8)         (178)
    Mortality and expense charges (Option 2)
      (note 3)                                            (211)        (307)         (54)         --             (3)         (144)
    Mortality and expense charges (Option 3)
      (note 3)                                              --           --           --          --             --            --
                                                      --------       -------     -------         ---           ----       -------
        Investment income (loss)--net                    2,016         (797)         154          62            125          (322)
                                                      --------       -------     -------         ---           ----       -------
Realized and unrealized gains (losses) on
  investments--net:
    Realized gain distributions from underlying
      mutual fund (note 4)                               2,345           --           78           5              2           139
                                                      --------       -------     -------         ---           ----       -------
    Realized gains (losses) on sales of
      investments:
        Proceeds from sales                             22,354       56,320       24,535           6            269        49,902
        Cost of investments sold                       (21,344)      (57,517)    (21,610)         (6)          (229)      (49,745)
                                                      --------       -------     -------         ---           ----       -------
                                                         1,010       (1,197)       2,925          --             40           157
                                                      --------       -------     -------         ---           ----       -------
        Net realized gains (losses) on
          investments                                    3,355       (1,197)       3,003           5             42           296
                                                      --------       -------     -------         ---           ----       -------
    Net change in unrealized appreciation or
      depreciation of investments                        2,975        1,092         (865)         99            199         7,607
                                                      --------       -------     -------         ---           ----       -------
        Net gains (losses) on investments                6,330         (105)       2,138         104            241         7,903
                                                      --------       -------     -------         ---           ----       -------
Net increase (decrease) in net assets resulting
  from operations                                     $  8,346         (902)       2,292         166            366         7,581
                                                      ========       =======     =======         ===           ====       =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1998

                                                                       SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------------
                                     SMALL
                                    COMPANY     GLOBAL     INDEX 400     MACRO-CAP    MICRO-CAP    CONTRA-     HIGH-     EQUITY-
                                    VALUE(a)    BOND(a)    MID-CAP(a)    VALUE(b)     GROWTH(a)     FUND      INCOME      INCOME
                                    --------    -------    ----------    ---------    ---------    -------    -------    --------
Investment income (loss):
    Investment income
      distributions from
      underlying mutual fund
      (note 4)                      $   252        145          388           14           --       1,055      4,894        3,861
    Mortality and expense
      charges (Option 1) (note
      3)                                (40)        (2)         (56)          (8)         (28)       (296)      (207)        (281)
    Mortality and expense
      charges (Option 2) (note
      3)                                (11)       (13)         (47)          --           --        (474)       (22)      (1,272)
    Mortality and expense
      charges (Option 3) (note )         --         --           --           --           --          --         --           --
                                    --------    -------     -------       ------       ------      -------    -------    --------
        Investment income
          (loss)--net                   201        130          285            6          (28)        285      4,665        2,308
                                    --------    -------     -------       ------       ------      -------    -------    --------
Realized and unrealized gains
  (losses) on investments--net:
    Realized gain distributions
      from underlying mutual
      fund (note 4)                      --         53        1,232          139           --       7,736      3,129       13,689
                                    --------    -------     -------       ------       ------      -------    -------    --------
    Realized gains (losses) on
      sales of investments:
        Proceeds from sales           9,407      7,484       20,160        1,904        5,184      26,364     22,060      104,406
        Cost of investments sold     (9,922)    (6,875)     (18,061)      (1,862)      (5,357)     (22,202)   (24,204)   (109,357)
                                    --------    -------     -------       ------       ------      -------    -------    --------
                                       (515)       609        2,099           42         (173)      4,162     (2,144)      (4,951)
                                    --------    -------     -------       ------       ------      -------    -------    --------
        Net realized gains
          (losses) on
          investments                  (515)       662        3,331          181         (173)     11,898        985        8,738
                                    --------    -------     -------       ------       ------      -------    -------    --------
    Net change in unrealized
      appreciation or
      depreciation of
      investments                      (778)       (78)      11,659          273        3,173      43,633     (11,163)      7,632
                                    --------    -------     -------       ------       ------      -------    -------    --------
        Net gains (losses) on
          investments                (1,293)       584       14,990          454        3,000      55,531     (10,178)     16,370
                                    --------    -------     -------       ------       ------      -------    -------    --------
Net increase (decrease) in net
  assets resulting from
  operations                        $(1,092)       714       15,275          460        2,972      55,816     (5,513)      18,678
                                    ========    =======     =======       ======       ======      =======    =======    ========

------------
(a) Period from January 22, 1998, commencement of operations, to December 31, 1998.
(b) Period from May 1, 1998, commencement of operations, to December 31, 1998.

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1997

                                                                        SEGREGATED SUB-ACCOUNTS
                                                -----------------------------------------------------------------------

                                                                        MONEY       ASSET        MORTGAGE       INDEX
                                                 GROWTH      BOND      MARKET     ALLOCATION    SECURITIES       500
                                                --------    -------    -------    ----------    ----------    ---------
Investment income (loss):
    Investment income distributions from
      underlying mutual fund (note 4)           $    794      3,687      5,247        1,715         721          20,306
    Mortality and expense charges (Option 1)
      (note 3)                                      (418)       (18)       (20)        (314)         (9)         (8,779)
    Mortality and expense charges (Option 2)
      (note 3)                                      (217)      (105)      (249)        (122)        (24)           (541)
    Mortality and expense charges (Option 3)
      (note 3)                                        --         --         --           --          --              --
                                                --------    -------    -------     --------       -----       ---------
        Investment income (loss)--net                159      3,564      4,978        1,279         688          10,986
                                                --------    -------    -------     --------       -----       ---------
Realized and unrealized gains (losses) on
  investments--net:
    Realized gain distributions from
      underlying mutual fund (note 4)             20,527         --         --        3,559          --          25,654
                                                --------    -------    -------     --------       -----       ---------
    Realized gains (losses) on sales of
      investments:
      Proceeds from sales                         14,388     20,887     52,560      204,672         420         282,193
      Cost of investments sold                   (14,269)   (21,974)   (52,560)    (199,984)       (413)       (239,751)
                                                --------    -------    -------     --------       -----       ---------
                                                     119     (1,087)        --        4,688           7          42,442
                                                --------    -------    -------     --------       -----       ---------
      Net realized gains (losses) on
        investments                               20,646     (1,087)        --        8,247           7          68,096
                                                --------    -------    -------     --------       -----       ---------
    Net change in unrealized appreciation or
      depreciation of investments                 46,366      2,072         --       19,667         358       3,334,839
                                                --------    -------    -------     --------       -----       ---------
      Net gains (losses) on investments           67,012        985         --       27,914         365       3,402,935
                                                --------    -------    -------     --------       -----       ---------
Net increase in net assets resulting from
  operations                                    $ 67,171      4,549      4,978       29,193       1,053       3,413,921
                                                ========    =======    =======     ========       =====       =========

                                                      SEGREGATED SUB-ACCOUNTS
                                              ----------------------------------------
                                                                                SMALL
                                                CAPITAL       INTERNATIONAL    COMPANY
                                              APPRECIATION        STOCK        GROWTH
                                              ------------    -------------    -------
Investment income (loss):
    Investment income distributions from
      underlying mutual fund (note 4)                --           1,513              2
    Mortality and expense charges (Option 1)
      (note 3)                                      (77)            (45)          (357)
    Mortality and expense charges (Option 2)
      (note 3)                                     (165)           (118)          (194)
    Mortality and expense charges (Option 3)
      (note 3)                                       --              --             --
                                                -------          ------        -------
        Investment income (loss)--net              (242)          1,350           (549)
                                                -------          ------        -------
Realized and unrealized gains (losses) on
  investments--net:
    Realized gain distributions from
      underlying mutual fund (note 4)            10,987             755             --
                                                -------          ------        -------
    Realized gains (losses) on sales of
      investments:
      Proceeds from sales                        65,409           2,835         15,424
      Cost of investments sold                  (73,407)         (2,654)       (14,866)
                                                -------          ------        -------
                                                 (7,998)            181            558
                                                -------          ------        -------
      Net realized gains (losses) on
        investments                               2,989             936            558
                                                -------          ------        -------
    Net change in unrealized appreciation or
      depreciation of investments                13,212           2,878         15,656
                                                -------          ------        -------
      Net gains (losses) on investments          16,201           3,814         16,214
                                                -------          ------        -------
Net increase in net assets resulting from
  operations                                     15,959           5,164         15,665
                                                =======          ======        =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1997

                                                                             SEGREGATED SUB-ACCOUNTS
                                                 --------------------------------------------------------------------------------
                                                  MATURING      MATURING      MATURING
                                                 GOVERNMENT    GOVERNMENT    GOVERNMENT
                                                    BOND          BOND          BOND       VALUE     CONTRA-    HIGH-     EQUITY-
                                                    2002          2006          2010       STOCK      FUND      INCOME    INCOME
                                                 ----------    ----------    ----------    ------    -------    ------    -------
Investment income (loss):
    Investment income distributions from
      underlying mutual fund (note 4)              $1,117          55            51           766       747     3,611       2,916
    Mortality and expense charges (Option 1)
      (note 3)                                         (5)         (6)           (6)          (78)     (192)     (181)       (169)
    Mortality and expense charges (Option 2)
      (note 3)                                        (40)         --            --           (58)     (149)      (54)       (274)
    Mortality and expense charges (Option 3)
      (note 3)                                         --          --            --            --        --        --          --
                                                   ------         ---           ---        ------    ------     ------    -------
        Investment income (loss)--net               1,072          49            45           630       406     3,376       2,473
                                                   ------         ---           ---        ------    ------     ------    -------
Realized and unrealized gains (losses) on
  investments--net:
    Realized gain distributions from
      underlying mutual fund (note 4)                   8          16            10         5,868     1,974       446      14,659
                                                   ------         ---           ---        ------    ------     ------    -------
  Realized gains (losses) on sales of
    investments:
        Proceeds from sales                           432           5             6         4,250     5,894     3,447      69,454
        Cost of investments sold                     (412)         (5)           (6)       (3,894)   (5,245)    (3,347)   (75,469)
                                                   ------         ---           ---        ------    ------     ------    -------
                                                       20          --            --           356       649       100      (6,015)
                                                   ------         ---           ---        ------    ------     ------    -------
            Net realized gains on investments          28          16            10         6,224     2,623       546       8,644
                                                   ------         ---           ---        ------    ------     ------    -------
    Net change in unrealized appreciation or
      depreciation of investments                     925          65           125        (2,869)   21,165     5,276      25,183
                                                   ------         ---           ---        ------    ------     ------    -------
        Net gains on investments                      953          81           135         3,355    23,788     5,822      33,827
                                                   ------         ---           ---        ------    ------     ------    -------
Net increase in net assets resulting from
  operations                                       $2,025         130           180         3,985    24,194     9,198      36,300
                                                   ======         ===           ===        ======    ======     ======    =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1999

                                                                       SEGREGATED SUB-ACCOUNTS
                                     --------------------------------------------------------------------------------------------
                                                                MONEY         ASSET        MORTGAGE       INDEX        CAPITAL
                                       GROWTH       BOND        MARKET      ALLOCATION    SECURITIES       500       APPRECIATION
                                     ----------    -------    ----------    ----------    ----------    ---------    ------------
Operations:
    Investment income (loss)--net    $    3,611      5,850     1,991,471       24,298        2,988        101,268         (339)
    Net realized gains (losses)
      on investments                     55,573      1,140            --       49,096         (343)       254,401       25,467
    Net change in unrealized
      appreciation or
      depreciation of investments       810,737    (10,301)           --       28,219         (697)     1,004,728       34,116
                                     ----------    -------    ----------     --------      -------      ---------      -------
Net increase (decrease) in net
  assets resulting from
  operations                            869,921     (3,311)    1,991,471      101,613        1,948      1,360,397       59,244
                                     ----------    -------    ----------     --------      -------      ---------      -------
Policy transactions (notes 3, 4
  and 5):
    Policy purchase payments:
      Option 1                          244,186     57,681         5,400      102,901       94,681      1,476,494       37,256
      Option 2                           81,327     19,442        19,989      151,303        4,590        458,544       75,533
      Option 3                        3,059,804         --     1,851,322           --           --        615,211           --
    Policy withdrawals and
      charges:
      Option 1                         (118,860)   (26,285)       (9,256)    (150,566)     (40,031)      (407,987)     (14,782)
      Option 2                          (18,887)    (7,472)     (148,062)     (37,748)        (785)      (125,434)     (10,651)
      Option 3                          (28,314)        --    (6,417,242)          --           --        (61,408)          --
                                     ----------    -------    ----------     --------      -------      ---------      -------
Increase (decrease) in net assets
  from policy transactions            3,219,256     43,366    (4,697,849)      65,890       58,455      1,955,420       87,356
                                     ----------    -------    ----------     --------      -------      ---------      -------
Increase (decrease) in net assets     4,089,177     40,055    (2,706,378)     167,503       60,403      3,315,817      146,600
Net assets at the beginning of
  year                                1,069,833    119,102    43,449,696      514,562       59,045      5,785,936      169,851
                                     ----------    -------    ----------     --------      -------      ---------      -------
Net assets at the end of year        $5,159,010    159,157    40,743,318      682,065      119,448      9,101,753      316,451
                                     ==========    =======    ==========     ========      =======      =========      =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1999

                                                                         SEGREGATED SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------------
                                                           SMALL      MATURING      MATURING      MATURING                 SMALL
                                         INTERNATIONAL    COMPANY    GOVERNMENT    GOVERNMENT    GOVERNMENT     VALUE     COMPANY
                                             STOCK        GROWTH     BOND 2002     BOND 2006     BOND 2010      STOCK      VALUE
                                         -------------    -------    ----------    ----------    ----------    -------    -------
Operations:
    Investment income (loss)--net          $  4,755         (563)         45            68           141         4,169       352
    Net realized gains (losses) on
      investments                            13,117        4,980           1             1            17         1,832      (736)
    Net change in unrealized
      appreciation or depreciation of
      investments                            30,731       116,534        (57)         (183)         (626)       (7,667)      (96)
                                           --------       -------      -----         -----         -----       -------    ------
Net increase (decrease) in net assets
  resulting from operations                  48,603       120,951        (11)         (114)         (468)       (1,666)     (480)
                                           --------       -------      -----         -----         -----       -------    ------
Policy transactions (notes 3, 4 and
  5):
    Policy purchase payments:
        Option 1                             75,613       33,794          --            --         1,870        64,625    19,990
        Option 2                             57,202       35,199          --            --           200        33,838     7,534
        Option 3                                 --           --          --            --            --            --        --
    Policy withdrawals and charges:
        Option 1                            (37,098)      (30,739)        --            --          (572)      (52,565)   (9,268)
        Option 2                            (11,323)      (10,041)        (2)           --          (100)      (12,317)   (1,393)
        Option 3                                 --           --          --            --            --            --        --
                                           --------       -------      -----         -----         -----       -------    ------
Increase (decrease) in net assets
  from policy transactions                   84,394       28,213          (2)           --         1,398        33,581    16,863
                                           --------       -------      -----         -----         -----       -------    ------
Increase (decrease) in net assets           132,997       149,164        (13)         (114)          930        31,915    16,383
Net assets at the beginning of year         180,312       233,571      1,253         1,376         3,527       137,469    20,791
                                           --------       -------      -----         -----         -----       -------    ------
Net assets at the end of year              $313,309       382,735      1,240         1,262         4,457       169,384    37,174
                                           ========       =======      =====         =====         =====       =======    ======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1999

                                                  -------------------------------------------------------------------------------
                                                  GLOBAL     INDEX 400    MACRO-CAP    MICRO-CAP    CONTRA-     HIGH-     EQUITY-
                                                   BOND       MID-CAP       VALUE       GROWTH       FUND      INCOME     INCOME
                                                  -------    ---------    ---------    ---------    -------    -------    -------
Operations:
    Investment income (loss)--net                 $    52      14,065           6           (55)        256      9,278      3,822
    Net realized gains (losses) on investments       (209)    147,190         424         2,613      17,423     (2,084)    21,109
    Net change in unrealized appreciation or
      depreciation of investments                     (17)    217,745         (11)       83,696      61,447        (33)    (7,027)
                                                  -------    ---------     ------       -------     -------    -------    -------
Net increase (decrease) in net assets
  resulting from operations                          (174)    379,000         419        86,254      79,126      7,161     17,904
                                                  -------    ---------     ------       -------     -------    -------    -------
Policy transactions (notes 3, 4 and 5):
    Policy purchase payments:
        Option 1                                    1,988      60,906       5,112        36,674      36,773     16,910     38,015
        Option 2                                    1,358      31,214          49        15,714      80,655     71,198    126,505
        Option 3                                       --    3,059,795         --            --          --         --         --
    Policy withdrawals and charges:
        Option 1                                   (2,844)    (29,229)     (1,939)       (5,564)    (12,063)    (2,182)   (10,754)
        Option 2                                     (422)     (6,618)        (20)       (3,070)    (16,951)   (12,222)   (88,306)
        Option 3                                       --     (27,610)         --            --          --         --         --
                                                  -------    ---------     ------       -------     -------    -------    -------
Increase in net assets from policy
  transactions                                         80    3,088,458      3,202        43,754      88,415     73,704     65,460
                                                  -------    ---------     ------       -------     -------    -------    -------
Increase (decrease) in net assets                     (94)   3,467,458      3,621       130,008     167,541     80,865     83,364
Net assets at the beginning of year                 1,932      68,272       3,412        36,784     271,783     80,589    326,882
                                                  -------    ---------     ------       -------     -------    -------    -------
Net assets at the end of year                     $ 1,838    3,535,730      7,033       166,792     439,324    161,454    410,246
                                                  =======    =========     ======       =======     =======    =======    =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1998

                                                                      SEGREGATED SUB-ACCOUNTS
                                   ----------------------------------------------------------------------------------------------
                                                              MONEY         ASSET        MORTGAGE        INDEX         CAPITAL
                                     GROWTH       BOND        MARKET      ALLOCATION    SECURITIES        500        APPRECIATION
                                   ----------    -------    ----------    ----------    ----------    -----------    ------------
Operations:
    Investment income
      (loss)--net                  $    3,434      4,576       253,967        7,047          734          326,980         (546)
    Net realized gains on
      investments                     119,090      1,044            --       18,648          466        8,768,590        5,948
    Net change in unrealized
      appreciation or
      depreciation of
      investments                     143,041       (718)           --       48,639           62       (1,811,375)      22,897
                                   ----------    -------    ----------     --------      -------      -----------      -------
Net increase (decrease) in net
  assets resulting from
  operations                          265,565      4,902       253,967       74,334        1,262        7,284,195       28,299
                                   ----------    -------    ----------     --------      -------      -----------      -------
Policy transactions (notes 3, 4
  and 5):
    Policy purchase payments:
      Option 1                        175,275     35,490         3,039      397,307       60,977          950,784       22,452
      Option 2                         86,380     43,931       274,087      108,084        4,607          268,165       95,285
      Option 3                             --         --    43,045,902           --           --        1,414,567           --
    Policy withdrawals and
      charges:
      Option 1                        (52,090)    (5,588)         (224)    (369,756)      (7,231)        (278,586)      (7,061)
      Option 2                        (33,962)   (16,895)     (102,351)     (31,846)     (14,542)         (78,116)     (82,574)
      Option 3                             --         --      (129,618)          --           --      (39,015,646)          --
                                   ----------    -------    ----------     --------      -------      -----------      -------
Increase in net assets from
  policy transactions                 175,603     56,938    43,090,835      103,789       43,811      (36,738,832)      28,102
                                   ----------    -------    ----------     --------      -------      -----------      -------
Increase in net assets                441,168     61,840    43,344,802      178,123       45,073      (29,454,637)      56,401
Net assets at the beginning of
  year                                628,665     57,262       104,894      336,439       13,972       35,240,573      113,450
                                   ----------    -------    ----------     --------      -------      -----------      -------
Net assets at the end of year      $1,069,833    119,102    43,449,696      514,562       59,045        5,785,936      169,851
                                   ==========    =======    ==========     ========      =======      ===========      =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1998

                                                                               SEGREGATED SUB-ACCOUNTS
                                                    -----------------------------------------------------------------------------
                                                                                 MATURING      MATURING      MATURING
                                                                      SMALL     GOVERNMENT    GOVERNMENT    GOVERNMENT
                                                    INTERNATIONAL    COMPANY       BOND          BOND          BOND        VALUE
                                                        STOCK        GROWTH        2002          2006          2010        STOCK
                                                    -------------    -------    ----------    ----------    ----------    -------
Operations:
    Investment income (loss)--net                     $  2,016         (797)         154           62           125          (322)
    Net realized gains (losses) on investments           3,355       (1,197)       3,003            5            42           296
    Net change in unrealized appreciation or
      depreciation of investments                        2,975        1,092         (865)          99           199         7,607
                                                      --------       -------     -------        -----         -----       -------
Net increase (decrease) in net assets resulting
  from operations                                        8,346         (902)       2,292          166           366         7,581
                                                      --------       -------     -------        -----         -----       -------
Policy transactions (notes 3, 4 and 5):
    Policy purchase payments:
        Option 1                                        61,080       46,416           --           --           644        59,641
        Option 2                                        59,942       55,208          514           --         1,481        49,847
        Option 3                                            --           --           --           --            --            --
    Policy withdrawals and charges:
        Option 1                                       (12,326)      (47,816)         --            1          (218)      (13,619)
        Option 2                                        (9,662)      (7,706)     (24,476)          --           (40)      (35,961)
        Option 3                                            --           --           --           --            --            --
                                                      --------       -------     -------        -----         -----       -------
Increase (decrease) in net assets from policy
  transactions                                          99,034       46,102      (23,962)           1         1,867        59,908
                                                      --------       -------     -------        -----         -----       -------
Increase (decrease) in net assets                      107,380       45,200      (21,670)         167         2,233        67,489
Net assets at the beginning of year                     72,932       188,371      22,923        1,209         1,294        69,980
                                                      --------       -------     -------        -----         -----       -------
Net assets at the end of year                         $180,312       233,571       1,253        1,376         3,527       137,469
                                                      ========       =======     =======        =====         =====       =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1998

                                                                       SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------------
                                     SMALL
                                    COMPANY     GLOBAL     INDEX 400     MACRO-CAP    MICRO-CAP    CONTRA-     HIGH-     EQUITY-
                                    VALUE(a)    BOND(a)    MID-CAP(a)    VALUE(b)     GROWTH(a)     FUND      INCOME      INCOME
                                    --------    -------    ----------    ---------    ---------    -------    -------    --------
Operations:
    Investment income
      (loss)--net                   $   201        130          285            6          (28)         285     4,665        2,308
    Net realized gains on
      investments                      (515)       662        3,331          181         (173)      11,898       985        8,738
    Net change in unrealized
      appreciation or
      depreciation of
      investments                      (778)       (78)      11,659          273        3,173       43,633    (11,163)      7,632
                                    -------     ------      -------       ------       ------      -------    -------    --------
Net increase (decrease) in net
  assets resulting from
  operations                         (1,092)       714       15,275          460        2,972       55,816    (5,513)      18,678
                                    -------     ------      -------       ------       ------      -------    -------    --------
Policy transactions (notes 3, 4
  and 5):
    Policy purchase payments:
        Option 1                     23,624      2,410       40,705        4,847       14,947       29,130    14,679       22,562
        Option 2                      7,615      6,278       32,349           --       24,021       64,191    24,541      154,931
        Option 3                         --         --           --           --           --           --        --           --
    Policy withdrawals and
      charges:
        Option 1                     (7,902)      (770)      (8,423)      (1,895)      (3,920)      (6,679)   (5,480)      (7,129)
        Option 2                     (1,454)    (6,700)     (11,634)          --       (1,236)     (12,843)   (14,987)   (102,946)
        Option 3                         --         --           --           --           --           --        --           --
                                    -------     ------      -------       ------       ------      -------    -------    --------
Increase in net assets from
  policy transactions                21,883      1,218       52,997        2,952       33,812       73,799    18,753       67,418
                                    -------     ------      -------       ------       ------      -------    -------    --------
Increase in net assets               20,791      1,932       68,272        3,412       36,784      129,615    13,240       86,096
Net assets at the beginning of
  year                                   --         --           --           --           --      142,168    67,349      240,786
                                    -------     ------      -------       ------       ------      -------    -------    --------
Net assets at the end of year       $20,791      1,932       68,272        3,412       36,784      271,783    80,589      326,882
                                    =======     ======      =======       ======       ======      =======    =======    ========

------------
(a) Period from January 22, 1998, commencement of operations, to December 31, 1998.
(b) Period from May 1, 1998, commencement of operations, to December 31, 1998.

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1997

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------

                                                                   MONEY       ASSET        MORTGAGE       INDEX         CAPITAL
                                            GROWTH      BOND      MARKET     ALLOCATION    SECURITIES       500        APPRECIATION
                                           --------    -------    -------    ----------    ----------    ----------    ------------
Operations:
    Investment income (loss)--net          $    159      3,564      4,978        1,279          688          10,986         (242)
    Net realized gains (losses) on
      investments                            20,646     (1,087)        --        8,247            7          68,096        2,989
    Net change in unrealized
      appreciation or depreciation of
      investments                            46,366      2,072         --       19,667          358       3,334,839       13,212
                                           --------    -------    -------     --------       ------      ----------      -------
Net increase in net assets resulting
  from operations                            67,171      4,549      4,978       29,193        1,053       3,413,921       15,959
                                           --------    -------    -------     --------       ------      ----------      -------
Policy transactions (notes 3, 4 and 5):
    Policy purchase payments:
      Option 1                              462,867      1,683      2,214      423,813          767         706,336        6,855
      Option 2                               98,775     69,099    146,967       81,004       11,046         280,210      144,295
      Option 3                                   --         --         --           --           --      29,841,774           --
    Policy withdrawals and charges:
      Option 1                              (10,943)      (260)      (426)    (176,099)        (321)       (150,168)      (2,139)
      Option 2                               (2,810)   (20,502)   (51,865)     (28,137)         (66)        (36,500)     (63,028)
      Option 3                                   --         --         --           --           --         (86,205)          --
                                           --------    -------    -------     --------       ------      ----------      -------
Increase in net assets from policy
  transactions                              547,889     50,020     96,890      300,581       11,426      30,555,447       85,983
                                           --------    -------    -------     --------       ------      ----------      -------
Increase in net assets                      615,060     54,569    101,868      329,774       12,479      33,969,368      101,942
Net assets at the beginning of year          13,605      2,693      3,026        6,665        1,493       1,271,205       11,508
                                           --------    -------    -------     --------       ------      ----------      -------
Net assets at the end of year              $628,665     57,262    104,894      336,439       13,972      35,240,573      113,450
                                           ========    =======    =======     ========       ======      ==========      =======

                                         SEGREGATED SUB-ACCOUNTS
                                         ------------------------
                                                           SMALL
                                         INTERNATIONAL    COMPANY
                                             STOCK        GROWTH
                                         -------------    -------
Operations:
    Investment income (loss)--net            1,350           (549)
    Net realized gains (losses) on
      investments                              936            558
    Net change in unrealized
      appreciation or depreciation of
      investments                            2,878         15,656
                                            ------        -------
Net increase in net assets resulting
  from operations                            5,164         15,665
                                            ------        -------
Policy transactions (notes 3, 4 and 5):
    Policy purchase payments:
      Option 1                               5,510         41,540
      Option 2                              59,194         92,544
      Option 3                                  --             --
    Policy withdrawals and charges:
      Option 1                              (1,115)       (11,971)
      Option 2                              (1,557)        (2,902)
      Option 3                                  --             --
                                            ------        -------
Increase in net assets from policy
  transactions                              62,032        119,211
                                            ------        -------
Increase in net assets                      67,196        134,876
Net assets at the beginning of year          5,736         53,495
                                            ------        -------
Net assets at the end of year               72,932        188,371
                                            ======        =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1997

                                                                             SEGREGATED SUB-ACCOUNTS
                                                 --------------------------------------------------------------------------------
                                                  MATURING      MATURING      MATURING
                                                 GOVERNMENT    GOVERNMENT    GOVERNMENT
                                                    BOND          BOND          BOND       VALUE     CONTRA-    HIGH-     EQUITY-
                                                    2002          2006          2010       STOCK      FUND      INCOME    INCOME
                                                 ----------    ----------    ----------    ------    -------    ------    -------
Operations:
    Investment income (loss)--net                 $ 1,072           49            45          630        406    3,376       2,473
    Net realized gains on investments                  28           16            10        6,224      2,623      546       8,644
    Net change in unrealized appreciation or
      depreciation of investments                     925           65           125       (2,869)    21,165    5,276      25,183
                                                  -------        -----         -----       ------    -------    ------    -------
Net increase in net assets resulting from
  operations                                        2,025          130           180        3,985     24,194    9,198      36,300
                                                  -------        -----         -----       ------    -------    ------    -------
Policy transactions (notes 3, 4 and 5):
    Policy purchase payments:
        Option 1                                       --           --            16       10,010      1,127    2,245       3,715
        Option 2                                   20,226           --            --       51,647     87,544    26,845    238,885
        Option 3                                       --           --            --           --         --       --          --
    Policy withdrawals and charges:
        Option 1                                       --           --            --       (1,724)       (66)    (120)       (523)
        Option 2                                     (387)          --            --       (2,389)    (4,462)   (2,784)   (69,820)
        Option 3                                       --           --            --           --         --       --          --
                                                  -------        -----         -----       ------    -------    ------    -------
Increase in net assets from policy
  transactions                                     19,839           --            16       57,544     84,143    26,186    172,257
                                                  -------        -----         -----       ------    -------    ------    -------
Increase in net assets                             21,864          130           196       61,529    108,337    35,384    208,557
Net assets at the beginning of year                 1,059        1,079         1,098        8,451     33,831    31,965     32,229
                                                  -------        -----         -----       ------    -------    ------    -------
Net assets at the end of year                     $22,923        1,209         1,294       69,980    142,168    67,349    240,786
                                                  =======        =====         =====       ======    =======    ======    =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

The Minnesota Life Variable Universal Life Account (the Account), was established on August 8, 1994 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on March 8, 1995. The Account currently offers three types of policies, each consisting of twenty-one segregated sub-accounts to which policy owners may allocate their purchase payments. The Account charges a mortality and expense risk charge, which varies based on the group-sponsored insurance program under which the policy is issued. The differentiating features of the policies are described in notes 2 and 3 below.
     The assets of each segregated sub-account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable universal life policy owners allocate their purchase payments to one or more of the twenty-one segregated sub-accounts. Such payments are then invested in shares of Advantus Series Fund, Inc., Fidelity Variable Insurance Products Fund II or Fidelity Variable Insurance Products Fund (the Underlying Funds). Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company. Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Contrafund, High Income and Equity-Income segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value and Micro-Cap Growth Portfolios of the Advantus Series Fund, Inc., Contrafund Portfolio of the Fidelity Variable Insurance Products Fund II and High Income and Equity-Income Portfolios of the Fidelity Variable Insurance Products Fund, respectively.
     Ascend Financial Services, Inc. acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Advantus Series Fund, Inc. Ascend Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc. and Advantus Capital Management, Inc. is a wholly-owned subsidiary of Minnesota Life.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

Investments in Underlying Funds
Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each of the Underlying Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Federal Income Taxes
The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

(3) MORTALITY AND EXPENSE AND OTHER POLICY CHARGES

Mortality and Expense and Other Policy Charges--Option 1:
The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .50 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account.

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

     A sales load of up to 5 percent is deducted from each premium payment. Total sales charges deducted from premium payments for the years ended December 31, 1999, 1998 and 1997 amounted to $79,715, $62,873 and $59,103, respectively.

     A premium tax charge in the amount of .75 to 3.50 percent is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 1999, 1998 and 1997 amounted to $60,515, $46,958 and $40,561, respectively.

     A federal tax charge of up to .25 percent for group-sponsored policies and up to 1.25 percent for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 1999, 1998 and 1997 amounted to $14,400, $11,463 and $13,345, respectively.

     In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or two percent of the amount withdrawn.
     The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(3) MORTALITY AND EXPENSE AND OTHER POLICY CHARGES (CONTINUED)
Mortality and Expense and Other Policy Charges--Option 1: continued
     The total of cash value charges for the periods ended December 31, 1999, 1998 and 1997 for each segregated sub-account are as follows:

                                                                  1999        1998        1997
                                                                --------    --------    --------
Growth                                                          $ 46,085    $ 40,949    $ 10,042
Bond                                                              13,919       4,248         262
Money Market                                                       2,463         137         426
Asset Allocation                                                  46,380      71,457      16,920
Mortgage Securities                                               24,938       6,313         321
Index 500                                                        300,102     216,911     123,551
Capital Appreciation                                              10,820       4,161       1,238
International Stock                                               22,057       9,357         957
Small Company Growth                                              14,500      15,317      11,647
Maturing Government Bond 2002                                         --          --          --
Maturing Government Bond 2006                                         --          --          --
Maturing Government Bond 2010                                        572         218           1
Value Stock                                                       19,640      10,797       1,724
Small Company Value                                                5,102       4,286          --
Global Bond                                                          920         769          --
Index 400 Mid-Cap                                                 18,297       5,847          --
Macro-Cap Value                                                    1,721         975          --
Micro-Cap Growth                                                   3,745       1,705          --
Contrafund                                                         8,167       5,031          66
High-Income                                                        1,754       2,774         116
Equity-Income                                                      8,441       5,003         523

Mortality and Expense and Other Policy Charges--Option 2:
The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .25 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account.

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

     A premium tax charge ranging in the amount of .75 to 3.50 percent is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the year ended December 31, 1999, 1998 and for the period from January 24, 1997, commencement of operations, to December 31, 1997 amounted to $15,342, $13,119 and $7,439, respectively.

     A federal tax charge of up to .25 percent for group-sponsored policies and up to 1.25 percent for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the year ended December 31, 1999, 1998 and for the period from January 24, 1997, commencement of operations, to December 31, 1997 amounted to $1,918, $1,640 and $931, respectively.

     In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(3) MORTALITY AND EXPENSE AND OTHER POLICY CHARGES (CONTINUED)
Mortality and Expense and Other Policy Charges--Option 2: continued program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or 2 percent of the amount withdrawn.
     The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract.
     The total of cash value charges for each segregated sub-account for the periods ended December 31, 1999, 1998 and 1997 are as follows:

                                                                 1999       1998       1997
                                                                -------    -------    ------
Growth                                                          $12,531    $ 7,085    $2,078
Bond                                                              2,268      2,156       614
Money Market                                                      3,238      2,792       864
Asset Allocation                                                  6,926      5,964     3,121
Mortgage Securities                                                 492        268        66
Index 500                                                        33,830     19,388     9,012
Capital Appreciation                                              6,097      4,813     1,713
International Stock                                               4,200      3,007       932
Small Company Growth                                              4,752      3,685     2,293
Maturing Government Bond 2002                                        --        367       387
Maturing Government Bond 2006                                        --         --        --
Maturing Government Bond 2010                                        51         40        --
Value Stock                                                       4,531      4,673     1,744
Small Company Value                                                 681        408        --
Global Bond                                                         420        246        --
Index 400 Mid-Cap                                                 2,052      1,705        --
Macro-Cap Value                                                      20         --        --
Micro-Cap Growth                                                  2,188      1,054        --
Contrafund                                                        7,425      6,440     3,024
High-Income                                                       2,155      1,358       590
Equity-Income                                                     9,036     10,365     5,217

Mortality and Expense and Other Policy Charges--Option 3:
Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

     A premium tax charge in the amount of .75 to 3.50 percent is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 1999, 1998 and for the period from June 24, 1997, commencement of operations, to December 31, 1997 amounted to $51,194, $116,661 and $612,208, respectively.

     A federal tax charge of up to .25 percent for group-sponsored policies and up to 1.25 percent for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 1999, 1998 and for the period from June 24, 1997, commencement of operations, to December 31, 1997 amounted to $31,996, $72,913 and $382,630, respectively.

     In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(3) MORTALITY AND EXPENSE AND OTHER POLICY CHARGES (CONTINUED)
Mortality and Expense and Other Policy Charges--Option 3: continued owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or 2 percent of the amount withdrawn.
     The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract.
     The total of cash value charges for the periods ended December 31, 1999, 1998 and 1997 for the segregated sub-accounts are as follows:

                                                                  1999        1998       1997
                                                                --------    --------    -------
Growth                                                          $ 28,314    $     --    $    --
Money Market                                                     297,515     129,618         --
Index 500                                                         59,691     193,356     86,194
Index 400 Mid-Cap                                                 27,478          --         --

(4) INVESTMENT TRANSACTIONS

The Account's purchases of Underlying Fund shares, including reinvestment of dividend distributions, were as follows during the periods ended December 31, 1999, 1998 and 1997:

                                                                   1999          1998           1997
                                                                ----------    -----------    -----------
Growth                                                          $3,422,682    $   382,423    $   582,963
Bond                                                                85,804         85,293         74,471
Money Market                                                     3,868,378     43,577,559        154,428
Asset Allocation                                                   309,886        538,489        510,091
Mortgage Securities                                                102,737         66,426         12,534
Index 500                                                        2,761,459      3,189,579     30,874,280
Capital Appreciation                                               136,360        126,865        162,137
International Stock                                                148,434        125,749         66,972
Small Company Growth                                                68,993        101,623        134,086
Maturing Government Bond 2002                                           50            805         21,351
Maturing Government Bond 2006                                           75             74             70
Maturing Government Bond 2010                                        2,230          2,264             76
Value Stock                                                        103,062        109,627         68,291
Small Company Value                                                 27,974         31,492             --
Global Bond                                                          3,417          8,885             --
Index 400 Mid-Cap                                                3,309,409         74,673             --
Macro-Cap Value                                                      5,456          5,000             --
Micro-Cap Growth                                                    52,388         38,968             --
Contrafund                                                         130,041        108,184         92,417
High-Income                                                        100,143         50,898         33,456
Equity-Income                                                      189,727        187,823        258,843

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(5) UNIT ACTIVITY FROM POLICY TRANSACTIONS:

Unit Activity from Policy Transactions--Option 1:
Transactions in units for each segregated sub-account for the periods ended December 31, 1999, 1998 and 1997 were as follows:

                                                                      SEGREGATED SUB-ACCOUNTS
                                               ---------------------------------------------------------------------
                                                                     MONEY       ASSET        MORTGAGE
                                               GROWTH      BOND      MARKET    ALLOCATION    SECURITIES    INDEX 500
                                               -------    -------    ------    ----------    ----------    ---------
Units outstanding at December 31, 1996          10,583      2,462     2,822        5,376        1,353        902,194
     Policy purchase payments                  335,871      1,499     2,028      309,527          673        435,584
     Deductions for policy withdrawals and
       charges                                 (49,355)      (242)     (397)    (127,460)        (283)      (105,793)
                                               -------    -------    ------     --------      -------      ---------
Units outstanding at December 31, 1997         297,099      3,719     4,453      187,443        1,743      1,231,985
     Policy purchase payments                   96,463     28,311     2,651      250,311       48,273        441,674
     Deductions for policy withdrawals and
       charges                                 (26,579)    (4,497)     (195)    (244,928)      (5,738)      (135,365)
                                               -------    -------    ------     --------      -------      ---------
Units outstanding at December 31, 1998         366,983     27,533     6,909      192,826       44,278      1,538,294
     Policy purchase payments                  103,089     47,364     4,499       60,720       74,272        574,671
     Deductions for policy withdrawals and
       charges                                 (50,528)   (21,399)   (7,775)     (79,526)     (31,122)      (158,493)
                                               -------    -------    ------     --------      -------      ---------
Units outstanding at December 31, 1999         419,544     53,498     3,633      174,020       87,428      1,954,472
                                               =======    =======    ======     ========      =======      =========

                                                                       SEGREGATED SUB-ACCOUNTS
                                                 --------------------------------------------------------------------
                                                                                   SMALL      MATURING     GOVERNMENT
                                                   CAPITAL       INTERNATIONAL    COMPANY    GOVERNMENT     MATURING
                                                 APPRECIATION        STOCK        GROWTH     BOND 2002     BOND 2006
                                                 ------------    -------------    -------    ----------    ----------
Units outstanding at December 31, 1996               8,725            4,601       41,743       1,000         1,000
     Policy purchase payments                        4,705            4,088       32,876          --            --
     Deductions for policy withdrawals and
       charges                                      (1,504)            (832)      (10,074)        --            --
                                                    ------          -------       -------      -----         -----
Units outstanding at December 31, 1997              11,926            7,857       64,545       1,000         1,000
     Policy purchase payments                       12,007           44,437       35,516          --            --
     Deductions for policy withdrawals and
       charges                                      (3,869)          (8,392)      (38,240)        --            --
                                                    ------          -------       -------      -----         -----
Units outstanding at December 31, 1998              20,064           43,902       61,821       1,000         1,000
     Policy purchase payments                       17,319           47,109       23,997          --            --
     Deductions for policy withdrawals and
       charges                                      (6,853)         (22,937)      (20,725)        --            --
                                                    ------          -------       -------      -----         -----
Units outstanding at December 31, 1999              30,530           68,074       65,093       1,000         1,000
                                                    ======          =======       =======      =====         =====

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(5) UNIT ACTIVITY FROM POLICY TRANSACTIONS (CONTINUED)
Unit Activity from Policy Transactions--Option 1: continued

                                                                         SEGREGATED SUB-ACCOUNTS
                                                          -----------------------------------------------------
                                                           MATURING                 SMALL                INDEX
                                                          GOVERNMENT     VALUE     COMPANY    GLOBAL      400
                                                          BOND 2010      STOCK      VALUE      BOND     MID-CAP
                                                          ----------    -------    -------    ------    -------
Units outstanding at December 31, 1996                      1,000         5,585        --         --         --
  Policy purchase payments                                     12         5,958        --         --         --
  Deductions for policy withdrawals and charges                --        (1,007)       --         --         --
                                                            -----       -------    -------    ------    -------
Units outstanding at December 31, 1997                      1,012        10,536        --         --         --
  Policy purchase payments                                    458        34,961    25,192      2,266     50,672
  Deductions for policy withdrawals and charges              (153)       (7,700)   (8,581)      (730)    (8,943)
                                                            -----       -------    -------    ------    -------
Units outstanding at December 31, 1998                      1,317        37,797    16,611      1,536     41,729
  Policy purchase payments                                  1,397        34,214    23,637      1,860     56,106
  Deductions for policy withdrawals and charges              (428)      (28,494)   (11,126)   (2,703)   (26,640)
                                                            -----       -------    -------    ------    -------
Units outstanding at December 31, 1999                      2,286        43,517    29,122        693     71,195
                                                            =====       =======    =======    ======    =======

                                                                          SEGREGATED SUB-ACCOUNTS
                                                           -----------------------------------------------------
                                                           MACRO-CAP    MICRO-CAP    CONTRA-     HIGH     EQUITY
                                                             VALUE       GROWTH       FUND      INCOME    INCOME
                                                           ---------    ---------    -------    ------    ------
Units outstanding at December 31, 1996                          --           --      30,361     29,956    30,306
  Policy purchase payments                                      --           --         899      2,022     3,161
  Deductions for policy withdrawals and charges                 --           --         (52)      (124)     (443)
                                                            ------       ------      ------     ------    ------
Units outstanding at December 31, 1997                          --           --      31,208     31,854    33,024
  Policy purchase payments                                   5,016       16,249      19,012     12,031    15,666
  Deductions for policy withdrawals and charges             (1,906)      (4,229)     (4,342)    (4,464)   (5,154)
                                                            ------       ------      ------     ------    ------
Units outstanding at December 31, 1998                       3,110       12,020      45,878     39,421    43,536
  Policy purchase payments                                   4,591       25,098      19,138     13,483    23,986
  Deductions for policy withdrawals and charges             (1,717)      (3,866)     (6,252)    (1,746)   (6,693)
                                                            ------       ------      ------     ------    ------
Units outstanding at December 31, 1999                       5,984       33,252      58,764     51,158    60,829
                                                            ======       ======      ======     ======    ======

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(5) UNIT ACTIVITY FROM POLICY TRANSACTIONS (CONTINUED)
Unit Activity from Policy Transactions--Option 2:
Transactions in units for each segregated sub-account for the periods ended December 31, 1999, 1998 and 1997 were as follows:

                                                                              SEGREGATED SUB-ACCOUNTS
                                                  -------------------------------------------------------------------------------
                                                                       MONEY       ASSET       MORTGAGE     INDEX      CAPITAL
                                                  GROWTH     BOND      MARKET    ALLOCATION   SECURITIES     500     APPRECIATION
                                                  -------   -------   --------   ----------   ----------   -------   ------------
Units outstanding at December 31, 1996                 --        --         --         --           --          --          --
  Policy purchase payments                         95,561    98,245    145,825     79,600       11,046     327,703     140,211
  Deductions for policy withdrawals and charges    (2,997)  (49,950)   (50,225)   (27,437)        (147)    (90,917)    (66,657)
                                                  -------   -------   --------    -------      -------     -------     -------
Units outstanding at December 31, 1997             92,564    48,295     95,600     52,163       10,899     236,786      73,554
  Policy purchase payments                         59,637    39,490    257,171     87,742        4,053     192,364      69,526
  Deductions for policy withdrawals and charges   (22,015)  (14,867)   (95,709)   (25,076)     (12,547)    (53,396)    (67,002)
                                                  -------   -------   --------    -------      -------     -------     -------
Units outstanding at December 31, 1998            130,186    72,918    257,062    114,829        2,405     375,754      76,078
  Policy purchase payments                         43,464    17,057     18,011    103,218        3,920     261,431      47,528
  Deductions for policy withdrawals and charges    (9,972)   (6,359)  (131,371)   (24,688)        (661)    (69,949)     (6,266)
                                                  -------   -------   --------    -------      -------     -------     -------
Units outstanding at December 31, 1999            163,678    83,616    143,702    193,359        5,664     567,236     117,340
                                                  =======   =======   ========    =======      =======     =======     =======

                                                                         SEGREGATED SUB-ACCOUNTS
                                                  ---------------------------------------------------------------------
                                                                   SMALL     MATURING     MATURING               SMALL
                                                  INTERNATIONAL   COMPANY   GOVERNMENT   GOVERNMENT    VALUE    COMPANY
                                                      STOCK       GROWTH    BOND 2002    BOND 2010     STOCK     VALUE
                                                  -------------   -------   ----------   ----------   -------   -------
Units outstanding at December 31, 1996                    --           --         --          --           --       --
  Policy purchase payments                            87,295      124,772     20,227                   46,627
  Deductions for policy withdrawals and charges      (31,311)     (33,022)      (369)         --       (3,033)      --
                                                     -------      -------    -------       -----      -------   ------
Units outstanding at December 31, 1997                55,984       91,750     19,858          --       43,594       --
  Policy purchase payments                            49,950       50,188        457       1,471       43,327    7,544
  Deductions for policy withdrawals and charges       (7,857)      (7,059)   (20,310)        (38)     (29,695)  (1,392)
                                                     -------      -------    -------       -----      -------   ------
Units outstanding at December 31, 1998                98,077      134,879          5       1,433       57,226    6,152
  Policy purchase payments                            45,128       31,756         --         198       28,563    8,329
  Deductions for policy withdrawals and charges       (8,554)      (8,390)        (1)        (95)     (10,280)  (1,534)
                                                     -------      -------    -------       -----      -------   ------
Units outstanding at December 31, 1999               134,651      158,245          4       1,536       75,509   12,947
                                                     =======      =======    =======       =====      =======   ======

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(5) UNIT ACTIVITY FROM POLICY TRANSACTIONS (CONTINUED)
Unit Activity from Policy Transactions--Option 2: continued

                                                                SEGREGATED SUB-ACCOUNTS
                                        ------------------------------------------------------------------------
                                        GLOBAL   INDEX 400   MACRO-CAP   MICRO-CAP   CONTRA-    HIGH     EQUITY
                                         BOND     MID-CAP      VALUE      GROWTH      FUND     INCOME    INCOME
                                        ------   ---------   ---------   ---------   -------   -------   -------
Units outstanding at December 31,
  1996                                      --         --        --           --          --        --        --
  Policy purchase payments                  --         --        --           --      86,803    26,593   228,062
  Deductions for policy withdrawals
     and charges                            --         --        --           --      (4,909)   (2,861)  (71,197)
                                        ------    -------       ---       ------     -------   -------   -------
Units outstanding at December 31,
  1997                                      --         --        --           --      81,894    23,732   156,865
  Policy purchase payments               6,237     30,899        --       24,167      48,607    20,833   117,650
  Deductions for policy withdrawals
     and charges                        (6,036)   (10,304)       --       (1,255)     (9,466)  (14,144)  (86,288)
                                        ------    -------       ---       ------     -------   -------   -------
Units outstanding at December 31,
  1998                                     201     20,595        --       22,912     121,035    30,421   188,227
  Policy purchase payments               1,266     26,984        48       10,056      48,240    60,273    85,229
  Deductions for policy withdrawals
     and charges                          (392)    (5,362)      (19)      (1,781)    (10,045)  (10,400)  (60,668)
                                        ------    -------       ---       ------     -------   -------   -------
Units outstanding at December 31,
  1999                                   1,075     42,217        29       31,187     159,230    80,294   212,788
                                        ======    =======       ===       ======     =======   =======   =======

Unit Activity from Policy Transactions--Option 3:
Transactions in units for each segregated sub-account for the periods ended December 31, 1999, 1998 and 1997 were as follows:

                                                                               MONEY
                                                                 GROWTH        MARKET
                                                                ---------    ----------
Units outstanding December 31, 1997                                    --            --
  Policy purchase payments                                             --    42,064,010
  Deductions for policy withdrawals and charges                        --      (115,052)
                                                                ---------    ----------
Units outstanding December 31, 1998                                    --    41,948,958
  Policy purchase payments                                      3,059,683     1,772,223
  Deductions for policy withdrawals and charges                   (26,639)   (6,057,477)
                                                                ---------    ----------
Units outstanding December 31, 1999                             3,033,043    37,663,704
                                                                =========    ==========

                                                                               INDEX 400
                                                                 INDEX 500      MID-CAP
                                                                -----------    ---------
Units outstanding December 31, 1996                                      --           --
  Policy purchase payments                                       29,932,879           --
  Deductions for policy withdrawals and charges                  (2,102,892)          --
                                                                -----------    ---------
Units outstanding December 31, 1997                              27,829,987           --
  Policy purchase payments                                        1,011,961           --
  Deductions for policy withdrawals and charges                 (27,812,550)          --
                                                                -----------    ---------
Units outstanding December 31, 1998                               1,029,398           --
  Policy purchase payments                                          378,324    3,059,683
  Deductions for policy withdrawals and charges                     (36,665)     (26,639)
                                                                -----------    ---------
Units outstanding December 31, 1999                               1,371,057    3,033,044
                                                                ===========    =========

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(6) FINANCIAL HIGHLIGHTS

Financial Highlights--Option 1:
The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

                                                     GROWTH                                      BOND
                                    ----------------------------------------    ---------------------------------------
                                    1999     1998    1997    1996    1995(a)    1999    1998    1997    1996    1995(a)
                                    -----    ----    ----    ----    -------    ----    ----    ----    ----    -------
Unit value, beginning of period     $2.29    1.71    1.29    1.10     1.00      1.26    1.19    1.09    1.07     1.00
                                    -----    ----    ----    ----    -----      ----    ----    ----    ----    -----
Income from investment operations:
  Net investment income (loss)         --    .01     (.01)    --      (.01)     .03     .02     .05     .05        --
  Net gains or losses on
     securities (both realized and
     unrealized)                      .57     57     .43     .19       .11      (.07)   .05     .05     (.03)     .07
                                    -----    ----    ----    ----    -----      ----    ----    ----    ----    -----
          Total from investment
            operations                .57     58     .42     .19       .10      (.04)   .07     .10     .02       .07
                                    -----    ----    ----    ----    -----      ----    ----    ----    ----    -----
Unit value, end of period           $2.86    2.29    1.71    1.29     1.10      1.22    1.26    1.19    1.09     1.07
                                    =====    ====    ====    ====    =====      ====    ====    ====    ====    =====

                                                  MONEY MARKET                             ASSET ALLOCATION
                                    ----------------------------------------    ---------------------------------------
                                    1999     1998    1997    1996    1995(a)    1999    1998    1997    1996    1995(a)
                                    -----    ----    ----    ----    -------    ----    ----    ----    ----    -------
Unit value, beginning of period     $1.17    1.12    1.07    1.03     1.00      1.81    1.47    1.24    1.11     1.00
                                    -----    ----    ----    ----    -----      ----    ----    ----    ----    -----
Income from investment operations:
  Net investment income               .05    .05     .05     .04       .03      .06     .02      --     .02        --
  Net gains or losses on
     securities (both realized and
     unrealized)                       --     --      --      --        --      .20     .32     .23     .11       .11
                                    -----    ----    ----    ----    -----      ----    ----    ----    ----    -----
       Total from investment
          operations                  .05    .05     .05     .04       .03      .26     .34     .23     .13       .11
                                    -----    ----    ----    ----    -----      ----    ----    ----    ----    -----
Unit value, end of period           $1.22    1.17    1.12    1.07     1.03      2.07    1.81    1.47    1.24     1.11
                                    =====    ====    ====    ====    =====      ====    ====    ====    ====    =====

                                              MORTGAGE SECURITIES                              INDEX 500
                                    ----------------------------------------    ---------------------------------------
                                    1999     1998    1997    1996    1995(a)    1999    1998    1997    1996    1995(a)
                                    -----    ----    ----    ----    -------    ----    ----    ----    ----    -------
Unit value, beginning of period     $1.27    1.20    1.10    1.05     1.00      2.36    1.86    1.41    1.16     1.00
                                    -----    ----    ----    ----    -----      ----    ----    ----    ----    -----
Income from investment operations:
  Net investment income (loss)        .04     --     .06     .06      (.01)     .04     .01     .01     .01      (.01)
  Net gains or losses on
     securities (both realized and
     unrealized)                     (.02)   .07     .04     (.01)     .06      .43     .49     .44     .24       .17
                                    -----    ----    ----    ----    -----      ----    ----    ----    ----    -----
       Total from investment
          operations                  .02    .07     .10     .05       .05      .47     .50     .45     .25       .16
                                    -----    ----    ----    ----    -----      ----    ----    ----    ----    -----
Unit value, end of period           $1.29    1.27    1.20    1.10     1.05      2.83    2.36    1.86    1.41     1.16
                                    =====    ====    ====    ====    =====      ====    ====    ====    ====    =====

------------
(a) Period from March 8, 1995, commencement of operations, to December 31, 1995.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(6) FINANCIAL HIGHLIGHTS (CONTINUED)
Financial Highlights--Option 1: continued

                                                        CAPITAL APPRECIATION                        INTERNATIONAL STOCK
                                              ----------------------------------------    ---------------------------------------
                                              1999     1998    1997    1996    1995(a)    1999    1998    1997    1996    1995(a)
                                              -----    ----    ----    ----    -------    ----    ----    ----    ----    -------
Unit value, beginning of period               $2.19    1.68    1.32    1.13     1.00      1.47    1.39    1.25    1.05     1.00
                                              -----    ----    ----    ----     ----      ----    ----    ----    ----     ----
Income from investment operations:
    Net investment income (loss)               (.01)   (.01)   (.01)   (.01)      --      .03      --     .03     .02        --
    Net gains or losses on securities
      (both realized and unrealized)            .47    .52     .37     .20       .13      .28     .08     .11     .18       .05
                                              -----    ----    ----    ----     ----      ----    ----    ----    ----     ----
        Total from investment operations        .46    .51     .36     .19       .13      .31     .08     .14     .20       .05
                                              -----    ----    ----    ----     ----      ----    ----    ----    ----     ----
Unit value, end of period                     $2.65    2.19    1.68    1.32     1.13      1.78    1.47    1.39    1.25     1.05
                                              =====    ====    ====    ====     ====      ====    ====    ====    ====     ====

                                                                                                        MATURING GOVERNMENT
                                                                SMALL COMPANY GROWTH                         BOND 2002
                                                      ----------------------------------------    -------------------------------
                                                      1999     1998    1997    1996    1995(a)    1999    1998    1997    1996(b)
                                                      -----    ----    ----    ----    -------    ----    ----    ----    -------
Unit value, beginning of period                       $1.38    1.37    1.28    1.21     1.00      1.25    1.14    1.06     1.00
                                                      -----    ----    ----    ----     ----      ----    ----    ----     ----
Income from investment operations:
    Net investment income (loss)                         --     --     (.01)   (.01)      --      .04     .06     .05       .06
    Net gains or losses on securities
      (both realized and unrealized)                    .63    .01     .10     .08       .21      (.05)   .05     .03        --
                                                      -----    ----    ----    ----     ----      ----    ----    ----     ----
        Total from investment operations                .63    .01     .09     .07       .21      (.01)   .11     .08       .06
                                                      -----    ----    ----    ----     ----      ----    ----    ----     ----
    Unit value, end of period                         $2.01    1.38    1.37    1.28     1.21      1.24    1.25    1.14     1.06
                                                      =====    ====    ====    ====     ====      ====    ====    ====     ====

                                                                   MATURING GOVERNMENT BOND
                                                                             2006
                                                                -------------------------------
                                                                1999     1998    1997   1996(b)
                                                                -----    ----    ----   -------
Unit value, beginning of period                                 $1.38    1.21    1.08    1.00
                                                                -----    ----    ----    ----
Income from investment operations:
    Net investment income (loss)                                  .06    .06     .05      .06
    Net gains or losses on securities (both realized and
     unrealized)                                                 (.18)   .11     .08      .02
                                                                -----    ----    ----    ----
        Total from investment operations                         (.12)   .17     .13      .08
                                                                -----    ----    ----    ----
Unit value, end of period                                       $1.26    1.38    1.21    1.08
                                                                =====    ====    ====    ====

------------
(a) Period from March 8, 1995, commencement of operations, to December 31, 1995.
(b) Period from May 1, 1996, commencement of operations, to December 31, 1996.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(6) FINANCIAL HIGHLIGHTS (CONTINUED)
Financial Highlights--Option 1: continued

                                                            MATURING GOVERNMENT
                                                                 BOND 2010                              VALUE STOCK
                                                      --------------------------------    ---------------------------------------
                                                      1999     1998    1997    1996(b)    1999    1998    1997    1996    1995(a)
                                                      -----    ----    ----    -------    ----    ----    ----    ----    -------
Unit value, beginning of period                       $1.46    1.29    1.10     1.00      1.85    1.83    1.51    1.16     1.00
                                                      -----    ----    ----     ----      ----    ----    ----    ----     ----
Income from investment operations:
    Net investment income (loss)                        .05    .05     .05        --      .04      --     .02     .01       .01
    Net gains or losses on securities (both
      realized and unrealized)                         (.22)   .12     .14       .10      (.05)   .02     .30     .34       .15
                                                      -----    ----    ----     ----      ----    ----    ----    ----     ----
        Total from investment operations               (.17)   .17     .19       .10      (.01)   .02     .32     .35       .16
                                                      -----    ----    ----     ----      ----    ----    ----    ----     ----
Unit value, end of period                             $1.29    1.46    1.29     1.10      1.84    1.85    1.83    1.51     1.16
                                                      =====    ====    ====     ====      ====    ====    ====    ====     ====

                                      SMALL COMPANY          GLOBAL            INDEX 400          MACRO-CAP          MICRO-CAP
                                          VALUE               BOND              MID-CAP             VALUE             GROWTH
                                     ----------------    ---------------    ---------------    ---------------    ---------------
                                     1999     1998(c)    1999    1998(c)    1999    1998(c)    1999    1998(c)    1999    1998(c)
                                     -----    -------    ----    -------    ----    -------    ----    -------    ----    -------
Unit value, beginning of period      $.90      1.00      1.11     1.00      1.05     1.00      1.10     1.00      1.02     1.00
                                     -----     ----      ----     ----      ----     ----      ----     ----      ----     ----
Income from investment
  operations:
    Net investment income (loss)       --        --      .03        --       --       .01       --        --       --        --
    Net gains or losses on
      securities (both realized
      and unrealized)                (.04)     (.10)     (.12)     .11      .15       .04      .07       .10      1.51      .02
                                     -----     ----      ----     ----      ----     ----      ----     ----      ----     ----
        Total from investment
          operations                 (.04)     (.10)     (.09)     .11      .15       .05      .07       .10      1.51      .02
                                     -----     ----      ----     ----      ----     ----      ----     ----      ----     ----
Unit value, end of period            $.86       .90      1.02     1.11      1.20     1.05      1.17     1.10      2.53     1.02
                                     =====     ====      ====     ====      ====     ====      ====     ====      ====     ====

                                                                         CONTRAFUND                         HIGH-INCOME
                                                              --------------------------------    -------------------------------
                                                              1999     1998    1997    1996(b)    1999    1998    1997    1996(b)
                                                              -----    ----    ----    -------    ----    ----    ----    -------
Unit value, beginning of period                               $1.78    1.37    1.11     1.00      1.19    1.25    1.07     1.00
                                                              -----    ----    ----     ----      ----    ----    ----     ----
Income from investment operations:
    Net investment income (loss)                                 --     --      --      (.01)     .09      --     .07        --
    Net gains or losses on securities (both realized and
      unrealized)                                               .42    .41     .26       .12       --     (.06)   .11       .07
                                                              -----    ----    ----     ----      ----    ----    ----     ----
        Total from investment operations                        .42    .41     .26       .11      .09     (.06)   .18       .07
                                                              -----    ----    ----     ----      ----    ----    ----     ----
Unit value, end of period                                     $2.20    1.78    1.37     1.11      1.28    1.19    1.25     1.07
                                                              =====    ====    ====     ====      ====    ====    ====     ====

                                                                         EQUITY-INCOME
                                                                --------------------------------
                                                                1999     1998    1997    1996(b)
                                                                -----    ----    ----    -------
Unit value, beginning of period                                 $1.51    1.36    1.06     1.00
                                                                -----    ----    ----     ----
Income from investment operations:
    Net investment income (loss)                                   --     --     .01        --
    Net gains or losses on securities (both realized and
     unrealized)                                                  .08    .15     .29       .06
                                                                -----    ----    ----     ----
        Total from investment operations                          .08    .15     .30       .06
                                                                -----    ----    ----     ----
Unit value, end of period                                       $1.59    1.51    1.36     1.06
                                                                =====    ====    ====     ====

------------
(a) Period from March 8, 1995, commencement of operations, to December 31, 1995.
(b) Period from May 1, 1996, commencement of operations, to December 31, 1996.
(c) Period from May 1, 1998, commencement of operations, to December 31, 1998.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(6) FINANCIAL HIGHLIGHTS (CONTINUED)
Financial Highlights--Option 2:
The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

                                                                         GROWTH                      BOND
                                                                ------------------------    -----------------------
                                                                1999     1998    1997(b)    1999    1998    1997(b)
                                                                -----    ----    -------    ----    ----    -------
Unit value, beginning of period                                 $1.77    1.31     1.00      1.16    1.10     1.00
                                                                -----    ----     ----      ----    ----     ----
Income from investment operations:
    Net investment income                                          --    .01       .01      .05     .06       .08
    Net gains or losses on securities (both realized and
      unrealized)                                                 .44    .45       .30      (.09)    --       .02
                                                                -----    ----     ----      ----    ----     ----
        Total from investment operations                          .44    .46       .31      (.04)   .06       .10
                                                                -----    ----     ----      ----    ----     ----
Unit value, end of period                                       $2.21    1.77     1.31      1.12    1.16     1.10
                                                                =====    ====     ====      ====    ====     ====

                                                                      MONEY MARKET             ASSET ALLOCATION
                                                                ------------------------    -----------------------
                                                                1999     1998    1997(b)    1999    1998    1997(b)
                                                                -----    ----    -------    ----    ----    -------
Unit value, beginning of period                                 $1.09    1.05     1.00      1.45    1.18     1.00
                                                                -----    ----     ----      ----    ----     ----
Income from investment operations:
    Net investment income                                         .05    .04       .05      .06     .03       .02
    Net gains or losses on securities (both realized and
      unrealized)                                                  --     --        --      .15     .24       .16
                                                                -----    ----     ----      ----    ----     ----
        Total from investment operations                          .05    .04       .05      .21     .27       .18
                                                                -----    ----     ----      ----    ----     ----
Unit value, end of period                                       $1.14    1.09     1.05      1.66    1.45     1.18
                                                                =====    ====     ====      ====    ====     ====

                                                                  MORTGAGE SECURITIES              INDEX 500
                                                                ------------------------    -----------------------
                                                                1999     1998    1997(b)    1999    1998    1997(a)
                                                                -----    ----    -------    ----    ----    -------
Unit value, beginning of period                                 $1.16    1.09     1.00      1.62    1.27     1.00
                                                                -----    ----     ----      ----    ----     ----
Income from investment operations:
    Net investment income                                         .05    .07       .06      .03     .01       .01
    Net gains or losses on securities (both realized and
      unrealized)                                                (.03)    --       .03      .29     .34       .26
                                                                -----    ----     ----      ----    ----     ----
        Total from investment operations                          .02    .07       .09      .32     .35       .27
                                                                -----    ----     ----      ----    ----     ----
Unit value, end of period                                       $1.18    1.16     1.09      1.94    1.62     1.27
                                                                =====    ====     ====      ====    ====     ====

------------
(a) Period from January 24, 1997, commencement of operations, to December 31, 1997.
(b) Period from January 29, 1997, commencement of operations, to December 31, 1997.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(6) FINANCIAL HIGHLIGHTS (CONTINUED)
Financial Highlights--Option 2: continued

                                                                  CAPITAL APPRECIATION        INTERNATIONAL STOCK
                                                                ------------------------    -----------------------
                                                                1999     1998    1997(b)    1999    1998    1997(b)
                                                                -----    ----    -------    ----    ----    -------
Unit value, beginning of period                                 $1.66    1.27     1.00      1.18    1.11     1.00
                                                                -----    ----     ----      ----    ----     ----
  Income from investment operations:
    Net investment income                                          --     --        --      .03     .02       .03
    Net gains or losses on securities (both realized and
      unrealized)                                                  35    .39       .27       22     .05       .08
                                                                -----    ----     ----      ----    ----     ----
        Total from investment operations                          .35    .39       .27       25     .07       .11
                                                                -----    ----     ----      ----    ----     ----
  Unit value, end of period                                     $2.01    1.66     1.27      1.43    1.18     1.11
                                                                =====    ====     ====      ====    ====     ====

                                                                                              MATURING GOVERNMENT
                                                                  SMALL COMPANY GROWTH             BOND 2002
                                                                ------------------------    -----------------------
                                                                1999     1998    1997(a)    1999    1998    1997(c)
                                                                -----    ----    -------    ----    ----    -------
Unit value, beginning of period                                 $1.10    1.09     1.00      1.20    1.10     1.00
                                                                -----    ----     ----      ----    ----     ----
Income from investment operations:
    Net investment income                                          --     --        --      .04      --       .05
    Net gains or losses on securities (both realized and
      unrealized)                                                 .49    .01       .09      (.05)   .10       .05
                                                                -----    ----     ----      ----    ----     ----
        Total from investment operations                          .49    .01       .09      (.01)   .10       .10
                                                                -----    ----     ----      ----    ----     ----
Unit value, end of period                                       $1.59    1.10     1.09      1.19    1.20     1.10
                                                                =====    ====     ====      ====    ====     ====

                                                                    MATURING
                                                                   GOVERNMENT
                                                                   BOND 2010              VALUE STOCK
                                                                ----------------    -----------------------
                                                                1999     1998(d)    1999    1998    1997(a)
                                                                -----    -------    ----    ----    -------
Unit value, beginning of period                                 $1.12     1.00      1.18    1.16     1.00
                                                                -----     ----      ----    ----     ----
  Income from investment operations:
    Net investment income                                         .04      .01      .03      --       .02
    Net gains or losses on securities (both realized and
      unrealized)                                                (.18)     .11      (.03)   .02       .14
                                                                -----     ----      ----    ----     ----
        Total from investment operations                         (.14)     .12       --     .02       .16
                                                                -----     ----      ----    ----     ----
  Unit value, end of period                                     $ .98     1.12      1.18    1.18     1.16
                                                                =====     ====      ====    ====     ====

------------
(a) Period from January 24, 1997, commencement of operations, to December 31, 1997.
(b) Period from January 29, 1997, commencement of operations, to December 31, 1997.
(c) Period from April 2, 1997, commencement of operations, to December 31, 1997.
(d) Period from January 22, 1998, commencement of operations, to December 31, 1998.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(6) FINANCIAL HIGHLIGHTS (CONTINUED)
Financial Highlights--Option 2: continued

                                                                     SMALL                                INDEX 400
                                                                 COMPANY VALUE        GLOBAL BOND          MID-CAP
                                                                ----------------    ---------------    ---------------
                                                                1999     1998(b)    1999    1998(b)    1999    1998(b)
                                                                -----    -------    ----    -------    ----    -------
Unit value, beginning of period                                 $.96      1.00      1.14     1.00      1.19     1.00
                                                                -----     ----      ----     ----      ----     ----
Income from investment operations:
    Net investment income                                        .02       .01      .04       .01       --       .01
    Net gains or losses on securities (both realized and
      unrealized)                                               (.05)     (.05)     (.13)     .13      .18       .18
                                                                -----     ----      ----     ----      ----     ----
        Total from investment operations                        (.03)     (.04)     (.09)     .14      .18       .19
                                                                -----     ----      ----     ----      ----     ----
Unit value, end of period                                       $.93       .96      1.05     1.14      1.37     1.19
                                                                =====     ====      ====     ====      ====     ====

                                                                MACRO-        MICRO-CAP
                                                                  CAP          GROWTH               CONTRAFUND
                                                                 VALUE     ---------------    -----------------------
                                                                1999(c)    1999    1998(b)    1999    1998    1997(a)
                                                                -------    ----    -------    ----    ----    -------
Unit value, beginning of period                                  $1.00     1.07     1.00      1.57    1.21     1.00
                                                                 -----     ----     ----      ----    ----     ----
Income from investment operations:
    Net investment income                                          .01      --        --       --      --        --
    Net gains or losses on securities (both realized and
      unrealized)                                                  .03     1.58      .07      .38     .36       .21
                                                                 -----     ----     ----      ----    ----     ----
        Total from investment operations                           .04     1.58      .07      .38     .36       .21
                                                                 -----     ----     ----      ----    ----     ----
Unit value, end of period                                        $1.04     2.65     1.07      1.95    1.57     1.21
                                                                 =====     ====     ====      ====    ====     ====

                                                                      HIGH-INCOME                EQUITY-INCOME
                                                                ------------------------    -----------------------
                                                                1999     1998    1997(a)    1999    1998    1997(a)
                                                                -----    ----    -------    ----    ----    -------
Unit value, beginning of period                                 $1.11    1.16     1.00      1.39    1.25     1.00
                                                                -----    ----     ----      ----    ----     ----
Income from investment operations:
    Net investment income                                         .08    .06       .06      .01     .01       .02
    Net gains or losses on securities (both realized and
      unrealized)                                                 .01    (.11)     .10      .07...  .13       .23
                                                                -----    ----     ----      ----    ----     ----
        Total from investment operations                          .09    (.05)     .16      .08     .14       .25
                                                                -----    ----     ----      ----    ----     ----
Unit value, end of period                                       $1.20    1.11     1.16      1.47    1.39     1.25
                                                                =====    ====     ====      ====    ====     ====

------------
(a) Period from January 29, 1997, commencement of operations, to December 31, 1997.
(b) Period from January 22, 1998, commencement of operations, to December 31, 1998.
(c) Period from May 24, 1999, commencement of operations, to December 31, 1999.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(6) FINANCIAL HIGHLIGHTS (CONTINUED)
Financial Highlights--Option 3:
The following table for each segregated sub-account shows certain data for an accumulation unit outstanding during the periods indicated:

                                                                GROWTH      MONEY MARKET
                                                                -------    ---------------
                                                                1999(c)    1999    1998(b)
                                                                -------    ----    -------
Unit value, beginning of period                                  $1.00     1.03     1.00
                                                                 -----     ----     ----
Income from investment operations:
    Net investment income (loss)                                   .01     .05       .03
    Net gains or losses on securities (both realized and
     unrealized)                                                   .18      --        --
                                                                 -----     ----     ----
        Total from investment operations                           .19     .05       .03
                                                                 -----     ----     ----
Unit value, end of period                                        $1.19     1.08     1.03
                                                                 =====     ====     ====

                                                                                            INDEX 400
                                                                       INDEX 500             MID-CAP
                                                                ------------------------    ----------
                                                                1999     1998    1997(a)     1999(c)
                                                                -----    ----    -------    ----------
Unit value, beginning of period                                 $1.50    1.17     1.00         1.00
                                                                -----    ----     ----         ----
Income from investment operations:
    Net investment income (loss)                                  .02    .01        --          .01
    Net gains or losses on securities (both realized and
     unrealized)                                                  .28    .32       .17          .11
                                                                -----    ----     ----         ----
        Total from investment operations                          .30    .33       .17          .12
                                                                -----    ----     ----         ----
Unit value, end of period                                       $1.80    1.50     1.17         1.12
                                                                =====    ====     ====         ====

------------
(a) Period from June 24, 1997, commencement of operations, to December 31, 1997.
(b) Period from May 29, 1998, commencement of operations, to December 31, 1998.
(c) Period from September 2, 1999, commencement of operations, to December 31, 1999.

Independent Auditors' Report

The Board of Directors
Minnesota Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999 in conformity with generally accepted accounting principles.

   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

Minneapolis, Minnesota
February 11, 2000

Minnesota Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

December 31, 1999 and 1998
                                     Assets

                                                         1999        1998
                                                      ----------- -----------
                                                          (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $4,868,584 and $4,667,688)                        $ 4,803,568 $ 4,914,012
   Held-to-maturity, at amortized cost (fair value
    $968,852 and $1,161,784)                              974,814   1,086,548
  Equity securities, at fair value (cost $587,014 and
   $579,546)                                              770,269     749,800
  Mortgage loans, net                                     696,672     681,219
  Real estate, net                                         36,793      38,530
  Finance receivables, net                                134,812     163,411
  Policy loans                                            237,335     226,409
  Short-term investments                                   93,993     136,435
  Private equities                                        284,797     160,958
  Other invested assets                                    53,919     100,667
                                                      ----------- -----------
   Total investments                                    8,086,972   8,257,989

  Cash                                                    116,803     175,660
  Deferred policy acquisition costs                       713,217     564,382
  Accrued investment income                                93,385      86,974
  Premiums receivable, net                                 94,171      62,609
  Property and equipment, net                              59,223      67,448
  Reinsurance recoverables                                194,940     176,683
  Other assets                                             64,256      61,183
  Separate account assets                               8,931,456   6,994,752
                                                      ----------- -----------
     Total assets                                     $18,354,423 $16,447,680
                                                      =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                $ 4,234,183 $ 4,242,802
  Future policy and contract benefits                   1,826,953   1,758,375
  Pending policy and contract claims                       90,762      70,564
  Other policyholders funds                               451,056     438,595
  Policyholders dividends payable                          51,749      53,957
  Stockholder dividend payable                                --       24,700
  Unearned premiums and fees                              208,013     180,191
  Federal income tax liability:
    Current                                                68,320      53,039
    Deferred                                              125,094     173,907
  Other liabilities                                       442,369     514,468
  Notes payable                                           218,000     267,000
  Separate account liabilities                          8,882,060   6,947,806
                                                      ----------- -----------
    Total liabilities                                  16,598,559  14,725,404
                                                      ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares autho-
   rized, issued and outstanding                            5,000       5,000
  Additional paid in capital                                3,000         --
  Retained earnings                                     1,629,787   1,513,661
  Accumulated other comprehensive income                  118,077     203,615
                                                      ----------- -----------
    Total stockholder's equity                          1,755,864   1,722,276
                                                      ----------- -----------
      Total liabilities and stockholder's equity      $18,354,423 $16,447,680
                                                      =========== ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 1999, 1998 and 1997

                                             1999        1998        1997
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  697,799  $  577,693  $  615,253
  Policy and contract fees                   331,110     300,361     272,037
  Net investment income                      540,056     531,081     553,773
  Net realized investment gains               79,615     114,652     114,367
  Finance charge income                       31,969      35,880      43,650
  Other income                                81,135      73,498      71,707
                                          ----------  ----------  ----------
    Total revenues                         1,761,684   1,633,165   1,670,787
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     667,207     519,926     515,873
  Interest credited to policies and con-
   tracts                                    282,627     290,870     298,033
  General operating expenses                 358,387     360,916     369,961
  Commissions                                110,645     110,211     114,404
  Administrative and sponsorship fees         79,787      80,183      81,750
  Dividends to policyholders                  18,928      25,159      26,776
  Interest on notes payable                   24,282      22,360      24,192
  Amortization of deferred policy acqui-
   sition costs                              123,455     148,098     128,176
  Capitalization of policy acquisition
   costs                                    (152,602)   (166,140)   (155,054)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,512,716   1,391,583   1,404,111
                                          ----------  ----------  ----------
      Income from operations before taxes    248,968     241,582     266,676

  Federal income tax expense (benefit):
    Current                                   75,172      93,584      84,612
    Deferred                                  (1,439)    (15,351)     (7,832)
                                          ----------  ----------  ----------
      Total federal income tax expense        73,733      78,233      76,780
                                          ----------  ----------  ----------
        Net income                        $  175,235  $  163,349  $  189,896
                                          ==========  ==========  ==========
Other comprehensive income (loss), after
 tax:
  Foreign currency translation adjust-
   ments                                  $      --   $     (947) $      947
  Unrealized gains (losses) on securities    (85,538)     47,889      47,414
                                          ----------  ----------  ----------
  Other comprehensive income (loss), net
   of tax                                    (85,538)     46,942      48,361
                                          ----------  ----------  ----------
    Comprehensive income                  $   89,697  $  210,291  $  238,257
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 1999, 1998 and 1997

                                             1999        1998        1997
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
  Beginning balance                       $    5,000  $      --   $      --
  Issued during the year                         --        5,000         --
                                          ----------  ----------  ----------
    Total common stock                    $    5,000  $    5,000  $      --
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $      --   $      --   $      --
  Contribution                                 3,000         --          --
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $      --   $      --
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,513,661  $1,380,012  $1,190,116
  Net income                                 175,235     163,349     189,896
  Retained earnings transfer for common
   stock issued                                  --       (5,000)        --
  Dividends to stockholder                   (59,109)    (24,700)        --
                                          ----------  ----------  ----------
    Total retained earnings               $1,629,787  $1,513,661  $1,380,012
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  203,615  $  156,673  $  108,312
  Change in unrealized appreciation of
   investments                               (85,538)     47,889      47,414
  Change in unrealized gain on foreign
   currency translation                          --         (947)        947
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  118,077  $  203,615  $  156,673
                                          ==========  ==========  ==========
      Total stockholder's equity          $1,755,864  $1,722,276  $1,536,685
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years ended December 31, 1999, 1998 and 1997

                                           1999         1998         1997
                                        -----------  -----------  -----------
                                                  (In thousands)
Cash Flows from Operating Activities
Net income                              $   175,235  $   163,349  $   189,896
Adjustments to reconcile net income to
 net cash
 provided by operating activities:
 Interest credited to annuity and in-
  surance contracts                         282,627      290,870      298,033
 Fees deducted from policy and con-
  tract balances                           (217,941)    (212,901)    (214,803)
 Change in future policy benefits            68,578       56,716       76,358
 Change in other policyholders lia-
  bilities                                   29,426       11,965        7,597
 Amortization of deferred policy ac-
  quisition costs                           123,455      148,098      128,176
 Capitalization of policy acquisition
  costs                                    (152,602)    (166,140)    (155,054)
 Change in premiums receivable              (31,562)       5,421       (9,280)
 Change in federal income tax liabil-
  ities                                      14,598       (7,455)      36,049
 Net realized investment gains              (79,615)    (114,652)    (114,367)
 Other, net                                 (27,314)      30,524      (44,527)
                                        -----------  -----------  -----------
   Net cash provided by operating ac-
    tivities                                184,885      205,795      198,078
                                        -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, avail-
  able-for-sale                           1,856,757    1,835,955    1,099,114
 Equity securities                          705,050      621,125      601,936
 Real estate                                  7,341        7,800        9,279
 Private equities                            28,128       20,025       19,817
 Other invested assets                        5,731          822        7,060
Proceeds from maturities and repay-
 ments of:
 Fixed maturity securities, avail-
  able-for-sale                             345,677      414,726      403,829
 Fixed maturity securities, held-to-
  maturity                                  122,704      148,848      139,394
 Mortgage loans                             116,785      126,066      109,246
Purchases of:
 Fixed maturity securities, avail-
  able-for-sale                          (2,432,049)  (2,384,720)  (1,498,048)
 Fixed maturity securities, held-to-
  maturity                                   (8,446)     (99,989)     (82,835)
 Equity securities                         (613,596)    (610,553)    (585,349)
 Mortgage loans                            (130,013)    (141,008)    (157,247)
 Real estate                                 (1,016)      (5,612)      (3,908)
 Private equities                           (79,584)     (64,811)     (48,778)
 Other invested assets                      (11,435)     (10,871)      (7,210)
Finance receivable originations or
 purchases                                  (74,989)     (77,141)    (115,248)
Finance receivable principal payments        88,697      109,277      133,762
Other, net                                  (91,346)     104,519      (88,626)
                                        -----------  -----------  -----------
   Net cash used for investing activi-
    ties                                   (165,604)      (5,542)     (63,812)
                                        -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and in-
 surance contracts                          448,012      952,622      928,696
Withdrawals from annuity and insurance
 contracts                                 (478,775)  (1,053,844)  (1,013,588)
Proceeds from issuance of debt               50,000       40,000          --
Payments on debt                            (49,000)     (31,000)     (21,000)
Dividends paid to stockholder               (83,809)         --           --
Other, net                                   (7,008)      (4,467)      (3,355)
                                        -----------  -----------  -----------
   Net cash used for financing activi-
    ties                                   (120,580)     (96,689)    (109,247)
                                        -----------  -----------  -----------
Net increase (decrease) in cash and
 short-term investments                    (101,299)     103,564       25,019
Cash and short-term investments, be-
 ginning of year                            312,095      208,531      183,512
                                        -----------  -----------  -----------
Cash and short-term investments, end
 of year                                $   210,796  $   312,095  $   208,531
                                        ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(1) Nature of Operations

Description of Business
Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.
   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Insurance, Financial Services, Group Insurance, Pension and Asset Management. Revenues in 1999 for these business units were $703,473,000, $263,418,000, $388,792,000,
$164,774,000, and $66,594,000, respectively. Additional revenues of $174,633,000 were reported by the Company's subsidiaries and corporate product line.
   The Company serves over six million people through more than 4,000 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

Conversion to a Mutual Holding Company Structure
Consent was given from the Minnesota Department of Commerce (Department of Commerce) allowing The Minnesota Mutual Life Insurance Company to implement a conversion to a mutual holding company. The Minnesota Mutual Life Insurance Company enacted this privilege effective October 1, 1998. The conversion created Minnesota Mutual Companies, Inc., a mutual holding company, Securian Holding Company, and Securian Financial Group, Inc., which are intermediate stock holding companies. The Minnesota Mutual Life Insurance Company was converted into a stock life insurance company and renamed Minnesota Life Insurance Company. Minnesota Mutual Companies, Inc. will at all times, in accordance with the conversion plan and as required by the Mutual Insurance Holding Company Act, directly or indirectly control Minnesota Life Insurance Company through the ownership of at least a majority of the voting power of the voting shares of the capital stock of Minnesota Life Insurance Company. Annuity contract and life insurance policyholders of Minnesota Life Insurance Company have certain membership interests consisting primarily of the right to vote on certain matters involving Minnesota Mutual Companies, Inc. and the right to receive distributions of surplus in the event of demutualization, dissolution or liquidation of Minnesota Mutual Companies, Inc.

(2) Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.
   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.
   For traditional life, accident and health and group life products, deferred policy acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.
   For nontraditional life products and deferred annuities, deferred policy acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.
   Deferred policy acquisition costs amortized were $123,455,000, $148,098,000 and $128,176,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

Software Capitalization
The Accounting Standards Executive Committee issued Statement of Position 98-1, Accounting for Costs of Computer Software for Internal Use, effective for fiscal years beginning after December 15, 1998. The Company has adopted the capitalization of software cost beginning in 1999. At December 1999, the Company had unamortized cost of $7,459,000 and amortized software expense of $1,643,000. Costs are amortized over a three-year period.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Finance charges and interest is suspended when a loan is considered by management to be impaired. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

   Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company. These contributions are carried at the market value of the underlying net assets of the funds.
   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral. Interest income on impaired mortgage loans is recorded on an accrual basis. However, when the likelihood of collection is doubtful, interest income is recognized when received.
   On January 1, 1999, the Company converted to the equity method of accounting for its private equity investments. Prior to 1999 the Company accounted for these investments using the cost method. The change to this method of accounting was not material to prior year amounts. Private equity investments are now carried at our equity in the estimated fair value of the underlying investments of these limited partnerships. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity.
   Fair values of fixed maturity securities, equity securities and private equities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services which specialize in matrix pricing and modeling techniques for estimating fair values. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.
   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 1999 and 1998, was $7,101,000 and $6,713,000, respectively.
   Policy loans are carried at the unpaid principal balance.

Derivative Financial Instruments
The Company entered into equity swaps in 1996 as part of an overall risk management strategy. The swaps were used to hedge exposure to market risk on $400,000,000 of the Company's common stock portfolio. The swaps were based upon certain stock indices. If, at the time of settlement for a particular swap, the designated stock index had fallen below a specified level, the counterparty would pay the Company an amount based upon the decline in the index and the stock portfolio value protected by the swap. If, at the time of settlement, the designated stock index had risen, the Company would pay the counterparty an amount based upon the increase in the index and 25% of the stock portfolio value protected by the swap. The equity swaps were settled with the counterparties in August 1997. The swaps were carried at fair value, which were based upon dealer quotes. Changes in fair value were recorded directly in stockholder's equity. Upon settlement of the swaps, gains or losses were recognized in income, and the Company realized a loss of approximately $31,000,000 in 1997, upon settlement of these equity swaps.
   The Company began investing in international bonds denominated in foreign currencies in 1997. Unrealized gains or losses are recorded on foreign denominated securities due to the fluctuation in foreign currency exchange rates and/or related payables and receivables and interest on foreign securities. The Company uses forward foreign exchange currency contracts as part of its risk management strategy for international investments. The forward foreign exchange currency contracts are used to reduce market risks from changes in foreign exchange rates. These forward foreign exchange currency contracts are agreements to purchase a specified amount of one currency in exchange for a specified amount of another currency at a future point in time at a foreign exchange currency rate agreed upon on the contract open date. No cash is exchanged at the outset of the contract and no payments are made by either party until the contract close date. On the contract

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

close date the contracted amount of the purchased currency is received from the counterparty and the contracted amount of the sold currency is sent to the counterparty. Realized and unrealized gains and losses on these forward foreign exchange contracts are recorded in income as incurred. Notional amounts for the years ended December 31, 1999 and 1998, were $98,606,000 and $115,194,000, respectively.

Capital Gains and Losses
Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.
   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $113,441,000 and $101,692,000 at December 31, 1999 and 1998, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expenses for the years ended December 31, 1999, 1998 and 1997, were $11,749,000, $10,765,000 and $8,965,000, respectively.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.
   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $49,396,000 and $46,946,000 at December 31, 1999 and 1998, respectively.

Policyholders Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments, and charges assessed for the cost of insurance, policy administration and surrenders.
   Future policy and contract benefits are comprised of reserves for traditional life, group life, and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity, and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.
   Other policyholders funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 1999 and 1998, the total participating business in force was $50,305,164,000 and $55,683,649,000, respectively.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Income Taxes
Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Reclassifications
Certain 1998 and 1997 consolidated financial statement balances have been reclassified to conform to the 1999 presentation.

(3) Investments

Net investment income for the years ended December 31 was as follows:

                             1999      1998      1997
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $428,286  $445,220  $457,391
Equity securities            29,282    12,183    16,182
Mortgage loans               54,596    54,785    55,929
Real estate                      11      (236)     (407)
Policy loans                 16,016    15,502    15,231
Short-term investments        5,829     6,147     6,995
Private equities              4,114     1,908     2,081
Other invested assets         6,278     1,918     1,790
                           --------  --------  --------
  Gross investment income   544,412   537,427   555,192
Investment expenses          (4,356)   (6,346)   (1,419)
                           --------  --------  --------
    Total                  $540,056  $531,081  $553,773
                           ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:

                             1999      1998      1997
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $(31,404) $ 43,244  $  3,711
Equity securities            91,591    47,526    92,765
Mortgage loans                1,344     3,399     2,011
Real estate                   4,806     7,809     1,598
Private equities             13,983     6,336     8,431
Other invested assets          (705)    6,338     5,851
                           --------  --------  --------
    Total                  $ 79,615  $114,652  $114,367
                           ========  ========  ========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  1999      1998      1997
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 28,619  $ 56,428  $ 18,804
  Gross realized losses                          (60,023)  (13,184)  (15,093)
Equity securities:
  Gross realized gains                           143,180   107,342   120,437
  Gross realized losses                          (51,589)  (59,816)  (27,672)
Private equities:
  Gross realized gains                            14,558    13,563    10,515
  Gross realized losses                             (575)   (7,227)   (2,084)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   1999       1998
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 361,895  $ 487,479
Gross unrealized losses                           (184,268)   (73,440)
Adjustment to deferred acquisition costs              (414)  (119,542)
Adjustment to unearned policy and contract fees       (473)    15,912
Deferred federal income taxes                      (58,663)  (106,794)
                                                 ---------  ---------
  Net unrealized gains                           $ 118,077  $ 203,615
                                                 =========  =========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 1999
Available-for-sale:
  United States government and gov-
   ernment
   agencies and authorities         $  151,864 $     32 $  8,299 $  143,597
  Foreign governments                  122,505      678    7,913    115,270
  Corporate securities               3,088,999  108,203  117,543  3,079,659
  International bond securities         28,979      --     2,633     26,346
  Mortgage-backed securities         1,476,237    4,867   42,408  1,438,696
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,868,584  113,780  178,796  4,803,568
  Equity securities-unaffiliated       463,089  142,583    2,745    602,927
  Equity securities-affiliated mu-
   tual funds                          123,925   44,014      597    167,342
                                    ---------- -------- -------- ----------
    Total equity securities            587,014  186,597    3,342    770,269
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,455,598  300,377  182,138  5,573,837
Held-to maturity:
  Corporate securities                 848,689   15,965   21,492    843,162
  Mortgage-backed securities           126,125    2,584    3,019    125,690
                                    ---------- -------- -------- ----------
    Total held-to-maturity             974,814   18,549   24,511    968,852
                                    ---------- -------- -------- ----------
      Total                         $6,430,412 $318,926 $206,649 $6,542,689
                                    ========== ======== ======== ==========

                                               Gross Unrealized
                                               ----------------
                                    Amortized                      Fair
                                       Cost     Gains   Losses    Value
                                    ---------- -------- ------- ----------
                                                (In thousands)
December 31, 1998
Available-for-sale:
  United States government and gov-
   ernment
   agencies and authorities         $  195,650 $ 17,389 $   201 $  212,838
  Foreign governments                      784      --      311        473
  Corporate securities               2,357,861  204,277  30,648  2,531,490
  International bond securities        188,448   22,636   1,298    209,786
  Mortgage-backed securities         1,924,945   52,580  18,100  1,959,425
                                    ---------- -------- ------- ----------
    Total fixed maturities           4,667,688  296,882  50,558  4,914,012
  Equity securities-unaffiliated       463,777  157,585  15,057    606,305
  Equity securities-affiliated mu-
   tual funds                          115,769   27,726     --     143,495
                                    ---------- -------- ------- ----------
    Total equity securities            579,546  185,311  15,057    749,800
                                    ---------- -------- ------- ----------
      Total available-for-sale       5,247,234  482,193  65,615  5,663,812
Held-to maturity:
  Corporate securities                 894,064   67,496     235    961,325
  Mortgage-backed securities           192,484    9,030   1,055    200,459
                                    ---------- -------- ------- ----------
    Total held-to-maturity           1,086,548   76,526   1,290  1,161,784
                                    ---------- -------- ------- ----------
      Total                         $6,333,782 $558,719 $66,905 $6,825,596
                                    ========== ======== ======= ==========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Available-for-Sale    Held-to-Maturity
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   39,213 $   39,542 $  5,628  $  5,589
Due after one year through five years   1,065,644  1,125,653  175,672   176,672
Due after five years through ten
 years                                  1,305,697  1,271,316  376,752   375,480
Due after ten years                       981,793    928,361  290,637   285,421
                                       ---------- ---------- --------  --------
                                        3,392,347  3,364,872  848,689   843,162
Mortgage-backed securities              1,476,237  1,438,696  126,125   125,690
                                       ---------- ---------- --------  --------
  Total                                $4,868,584 $4,803,568 $974,814  $968,852
                                       ========== ========== ========  ========

   At December 31, 1999 and 1998, fixed maturity securities and short-term investments with a carrying value of $13,945,000 and $6,361,000, respectively, were on deposit with various regulatory authorities as required by law.
   Allowances for credit losses on investments are reflected on the consolidated balance sheets as a reduction of the related assets and were as follows:

                         1999    1998
                        ------- -------
                        (In thousands)
Mortgage loans          $ 1,500 $ 1,500
Investment real estate      --      841
                        ------- -------
  Total                 $ 1,500 $ 2,341
                        ======= =======

   At December 31, 1999, no mortgage loans were considered impaired. At December 31, 1998, the recorded investment in mortgage loans that were considered to be impaired was $8,798, before the allowance for credit losses. These impaired loans, due to adequate fair market value of underlying collateral, do not have an allowance for credit losses.
   A general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 1999 and 1998.

   Changes in the allowance for credit losses on mortgage loans were as follows:

                                                          1999   1998   1997
                                                         ------ ------ ------
                                                            (In thousands)
Balance at beginning of year                             $1,500 $1,500 $1,895
Provision for credit losses                                 --     --     --
Charge-offs                                                 --     --    (395)
                                                         ------ ------ ------
  Balance at end of year                                 $1,500 $1,500 $1,500
                                                         ====== ====== ======

   Below is a summary of interest income on impaired mortgage loans.

                                                          1999   1998   1997
                                                         ------ ------ ------
                                                            (In thousands)
Average impaired mortgage loans                          $    4 $   14 $3,268
Interest income on impaired mortgage loans--contractual       4     18    556
Interest income on impaired mortgage loans--collected         4     17    554

Minnesota Life Insurance Company and Subsidiaries

(4) Notes Receivable

In connection with the Company's construction of an additional home office facility in St. Paul, Minnesota, the Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997. A maximum of $15 million in funds is available under this loan for condemnation and demolition of the Company's proposed building site. The note bears interest at a rate of 8.625%, with principal payments commencing February 2004 and a maturity date of August 2025. Interest payments are accrued and are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 1999 and 1998, HRA has drawn $13,574,000 and $9,669,000 on this loan contingency agreement and accrued interest of $1,795,000 and $673,000, respectively.

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       1999      1998
                                     --------  --------
                                      (In thousands)
Direct installment loans             $127,379  $147,425
Retail installment notes                9,199    12,209
Retail revolving credit                 3,457    17,170
Accrued interest                        2,505     2,683
                                     --------  --------
  Gross receivables                   142,540   179,487
Allowance for uncollectible amounts    (7,728)  (16,076)
                                     --------  --------
    Finance receivables, net         $134,812  $163,411
                                     ========  ========

   The direct installment loans, at December 31, 1999 and 1998, consisted of $83,376,000 and $81,066,000, respectively, of discount basis loans (net of unearned finance charges) and $44,003,000 and $66,359,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $29 million and $44 million of real estate secured loans at December 31, 1999 and 1998, respectively. Revolving credit loans included approximately $3 million and $16 million of real estate secured loans at December 31, 1999 and 1998, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 1999 and 1998, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.
   During the years ended December 31, 1999 and 1998, principal cash collections of direct installment loans were $57,665,000 and $75,011,000, respectively, and the percentages of these cash collections to average net balances were 43% and 47%, respectively. Retail installment notes' principal cash collections to average net balances were $12,180,000 and $15,990,000, respectively, and the percentages of these cash collections to average net balances were 121% and 101%, respectively.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 1999 and 1998 was 5.4% and 9.0%, respectively. Changes in the allowance for losses for the periods ended December 31, 1999 and 1998 were as follows:

                                         1999      1998      1997
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $ 16,076  $ 20,545  $  7,497
Provision for credit losses               5,434    10,712    28,206
Allowance applicable to bulk purchase       125       --        --
Charge-offs                             (16,712)  (18,440)  (17,869)
Recoveries                                2,805     3,259     2,711
                                       --------  --------  --------
  Balance at end of year               $  7,728  $ 16,076  $ 20,545
                                       ========  ========  ========

   At December 31, 1999, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 1999 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 1999          $5,539       692    $6,231
Related allowance for credit losses    $1,478       330    $1,808

   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 1999. The average quarterly balance of impaired loans during the year ended December 31, 1999 and 1998, was $5,758,000 and $6,354,000 for installment basis loans and $6,214,000 and $12,471,000 for revolving credit loans, respectively.
   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 1999.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                  1999     1998     1997
                                                 -------  -------  -------
                                                     (In thousands)
Computed tax expense                             $87,139  $84,553  $93,337
Difference between computed and actual tax ex-
 pense:
  Dividends received deduction                    (3,127)  (1,730)  (5,573)
  Special tax on mutual life insurance companies  (9,568)  (3,455)   3,341
  Sale of subsidiary                                 --       --    (4,408)
  Foundation gain                                   (538)     --    (4,042)
  Tax credits                                     (4,500)  (4,416)  (3,600)
  Expense adjustments and other                    4,327    3,281   (2,275)
                                                 -------  -------  -------
    Total tax expense                            $73,733  $78,233  $76,780
                                                 =======  =======  =======

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        1999     1998
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $ 17,461 $ 16,999
  Pension and post retirement benefits                  30,151   27,003
  Tax deferred policy acquisition costs                 91,976   82,940
  Net realized capital losses                            6,709    8,221
  Other                                                 16,612   18,487
                                                      -------- --------
    Gross deferred tax assets                          162,909  153,650
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                   $198,501 $155,655
  Real estate and property and equipment depreciation   14,642   10,275
  Basis difference on investments                        8,092   10,798
  Net unrealized capital gains                          59,411  143,354
  Other                                                  7,357    7,475
                                                      -------- --------
    Gross deferred tax liabilities                     288,003  327,557
                                                      -------- --------
      Net deferred tax liability                      $125,094 $173,907
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 1999 and 1998 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.
   Income taxes paid for the years ended December 31, 1999, 1998 and 1997, were $59,905,000, $91,259,000 and $71,108,000, respectively.
   The Company's tax returns for 1995, 1996, and 1997 are under examination by the Internal Revenue Service. The Company believes additional taxes, if any, assessed as a result of these examinations, will not have a material effect on its financial position.

Minnesota Life Insurance Company and Subsidiaries

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                                     1999     1998     1997
                                                   -------- -------- --------
                                                         (In thousands)
Balance at January 1                               $435,079 $409,249 $416,910
  Less: reinsurance recoverable                     108,918  104,741  102,161
                                                   -------- -------- --------
Net balance at January 1                            326,161  304,508  314,749
                                                   -------- -------- --------
Incurred related to:
  Current year                                       92,421   92,793  121,153
  Prior years                                        19,435   14,644    7,809
                                                   -------- -------- --------
Total incurred                                      111,856  107,437  128,962
                                                   -------- -------- --------
Paid related to:
  Current year                                       25,084   27,660   51,275
  Prior years                                        63,827   58,124   57,475
                                                   -------- -------- --------
Total paid                                           88,911   85,784  108,750
                                                   -------- -------- --------
Decrease in liabilities due to sale of subsidiary       --       --    30,453
                                                   -------- -------- --------
Net balance at December 31                          349,106  326,161  304,508
  Plus: reinsurance recoverable                     121,395  108,918  104,741
                                                   -------- -------- --------
Balance at December 31                             $470,501 $435,079 $409,249
                                                   ======== ======== ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.
   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $19,435,000, $14,644,000 and $7,809,000 in 1999,
1998 and 1997, respectively which includes the amortization of discount on individual accident and health claim reserves of $13,918,000, $14,256,000, $11,522,000 in 1999, 1998 and 1997, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.
   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                      Pension Benefits     Other Benefits
                                      ------------------  ------------------
                                        1999      1998      1999      1998
                                      --------  --------  --------  --------
                                                (In thousands)
Change in benefit obligation:
  Benefit obligation at beginning of
   year                               $181,439  $151,509  $ 31,236  $ 24,467
  Service cost                           8,272     8,402     1,419     1,375
  Interest cost                         13,132    10,436     2,340     1,713
  Amendments                             4,385         6       --        --
  Actuarial gain                        (4,143)   16,298       (33)    4,542
  Benefits paid                         (6,060)   (5,212)   (1,242)     (861)
                                      --------  --------  --------  --------
    Benefit obligation at end of year $197,025  $181,439  $ 33,720  $ 31,236
                                      ========  ========  ========  ========
Change in plan assets:
  Fair value of plan assets at the
   beginning of the year              $146,710  $133,505  $    --   $    --
  Actual return on plan assets          12,948    13,068       --        --
  Employer contribution                  6,096     5,349     1,242       861
  Benefits paid                         (6,060)   (5,212)   (1,242)     (861)
                                      --------  --------  --------  --------
    Fair value of plan assets at the
     end of year                      $159,694  $146,710  $    --   $    --
                                      ========  ========  ========  ========
  Funded status                       $(37,330) $(34,729) $(33,720) $(31,236)
  Unrecognized net actuarial loss
   (gain)                                6,812    12,283    (6,089)   (6,251)
  Unrecognized prior service cost
   (benefit)                             8,723     5,293    (2,472)   (2,986)
                                      --------  --------  --------  --------
    Net amount recognized             $(21,795) $(17,153) $(42,281) $(40,473)
                                      ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
  Accrued benefit cost                $(27,980) $(23,242) $(42,395) $(40,473)
  Intangible asset                       6,185     6,089       114       --
                                      --------  --------  --------  --------
    Net amount recognized             $(21,795) $(17,153) $(42,281) $(40,473)
                                      ========  ========  ========  ========
Weighted average assumptions as of
 December 31
  Discount rate                           7.50%     7.00%     7.50%     7.00%
  Expected return on plan assets          8.27%     8.27%      --        --
  Rate of compensation increase           5.32%     5.32%      --        --

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

   For measurement purposes, an 8.5 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually to 5.5 percent for 2005 and remain at that level thereafter.

                                Pension Benefits            Other Benefits
                            ---------------------------  ----------------------
                              1999      1998     1997     1999    1998    1997
                            --------  --------  -------  ------  ------  ------
                                            (In thousands)
Components of net periodic
 benefit cost
  Service cost              $  8,272  $  8,402  $ 6,847  $1,419  $1,375  $1,047
  Interest cost               13,132    10,436    9,956   2,340   1,713   1,872
  Expected return on plan
   assets                    (12,080)  (10,978)  (9,859)    --      --      --
  Amortization of prior
   service cost (benefits)       954       578      578    (513)   (513)   (510)
  Recognized net actuarial
   loss (gain)                   459       190       77    (195)   (559)   (480)
                            --------  --------  -------  ------  ------  ------
    Net periodic benefit
     cost                   $ 10,737  $  8,628  $ 7,599  $3,051  $2,016  $1,929
                            ========  ========  =======  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $45,610,000, $36,376,000 and $18,500,000, respectively, as of December 31, 1999, and $39,470,000, $31,546,000 and
$17,334,000, respectively, as of December 31, 1998.
   The assumptions presented herein are based on pertinent information available to management as of December 31, 1999 and 1998. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1999 by $6,164,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 1999 by $831,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 1999 by $4,879,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 1999 by $637,000.

Profit Sharing Plans
The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 1999, 1998 and 1997 of $6,003,000, $7,145,000 and $7,173,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

(9) Sale of Subsidiary

On October 1, 1997, the Company sold Minnesota Fire and Casualty Company (MFC), a wholly owned subsidiary, to Harleysville Group, Inc. The Company received net cash proceeds of approximately $33.5 million from the sale, and realized a gain of approximately $14.5 million. HomePlus Insurance Company (HomePlus), a previously wholly owned subsidiary of MFC, was excluded from the sale of assets. In accordance with the agreement, prior to September 30, 1997, MFC made a distribution of private placement bonds to the Company with an amortized cost of approximately $4.3 million and transferred all issued and outstanding shares of HomePlus to the Company. The carrying value of the transferred shares was approximately $5.8 million. Under an administrative services agreement with MFC, the Company has retained MFC to provide financial and other services for HomePlus.

Minnesota Life Insurance Company and Subsidiaries

(10) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.
   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
   The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       1999      1998      1997
                     --------  --------  --------
                           (In thousands)
Direct premiums      $662,775  $553,408  $595,686
Reinsurance assumed   102,154    91,548    78,097
Reinsurance ceded     (67,130)  (67,263)  (58,530)
                     --------  --------  --------
  Net premiums       $697,799  $577,693  $615,253
                     ========  ========  ========

   Reinsurance recoveries on ceded reinsurance contracts were $71,922,000, $64,174,000 and $58,072,000 during 1999, 1998 and 1997, respectively.
   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of in force to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.
   On October 1, 1999, the Company entered into an assumption reinsurance agreement with Fort Dearborn Life Insurance Company. The agreement transfers 401(k) accounts with associated fixed and variable assets of approximately $260,000,000.

(11) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 1999 and 1998. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equities and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.
   The interest rates on the finance receivables outstanding as of December 31, 1999 and 1998, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 1999 and 1998, approximate the fair value for those respective dates.
   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 1999 and 1998 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

Minnesota Life Insurance Company and Subsidiaries

(11) Fair Value of Financial Instruments (continued)

   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.
   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                        1999                  1998
                                --------------------- ---------------------
                                 Carrying     Fair     Carrying     Fair
                                  Amount     Value      Amount     Value
                                ---------- ---------- ---------- ----------
                                              (In thousands)
Fixed maturity securities:
  Available-for-sale            $4,803,568 $4,803,568 $4,914,012 $4,914,012
  Held-to-maturity                 974,814    968,852  1,086,548  1,161,784
Equity securities                  770,269    770,269    749,800    749,800
Mortgage loans:
  Commercial                       625,196    605,112    579,890    603,173
  Residential                       71,476     73,293    101,329    104,315
Policy loans                       237,335    237,335    226,409    226,409
Short-term investments              93,993     93,993    136,435    136,435
Cash                               116,803    116,803    175,660    175,660
Finance receivables, net           134,812    134,812    163,411    163,411
Private equities                   284,797    284,797    160,958    164,332
Foreign currency exchange con-
 tract                                 655        655      1,594      1,594
                                ---------- ---------- ---------- ----------
    Total financial assets      $8,113,718 $8,089,489 $8,296,046 $8,400,925
                                ========== ========== ========== ==========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         1999                  1998
                                 --------------------- ---------------------
                                  Carrying     Fair     Carrying     Fair
                                   Amount     Value      Amount     Value
                                 ---------- ---------- ---------- ----------
                                               (In thousands)
Deferred annuities               $1,822,302 $1,810,820 $2,085,408 $2,075,738
Annuity certain contracts            39,513     39,421     57,528     60,766
Other fund deposits                 945,575    936,590    722,321    731,122
Guaranteed investment contracts         116        116        862        862
Supplementary contracts without
 life contingencies                  43,050     43,126     44,696     44,251
Notes payable                       218,000    221,233    267,000    272,834
                                 ---------- ---------- ---------- ----------
  Total financial liabilities    $3,068,556 $3,051,306 $3,177,815 $3,185,573
                                 ========== ========== ========== ==========

(12) Notes Payable

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 1999 and 1998. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

Minnesota Life Insurance Company and Subsidiaries

(12) Notes Payable (continued)

   Notes payable as of December 31 were as follows:

                                                            1999     1998
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.53%-8.77%, through
 2003                                                       93,000  142,000
                                                          -------- --------
  Total notes payable                                     $218,000 $267,000
                                                          ======== ========

   At December 31, 1999, the aggregate minimum annual notes payable maturities for the next four years were as follows: 2000, $33,000,000; 2001, $26,000,000;
2002, $22,000,000; 2003, $12,000,000; thereafter $125,000,000.
   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 1999.
   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 1999 and 1998, the outstanding balance of this line of credit was $90,000,000 and $40,000,000, respectively.
   Interest paid on debt for the years ended December 31, 1999, 1998 and 1997, was $24,120,000, $25,008,000 and $18,197,000, respectively.

(13) Other Comprehensive Income

Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities, and unrealized foreign currency translation adjustments.
   The components of comprehensive income (loss), other than net income are illustrated below:

                                                   1999       1998      1997
                                                ----------  --------  --------
                                                       (In thousands)
Other comprehensive income (loss), before tax:
  Foreign currency translation adjustment       $      --   $    --   $  1,457
    Less: reclassification adjustment for gains
     included in net income                            --     (1,457)      --
                                                ----------  --------  --------
                                                       --     (1,457)    1,457
  Unrealized gains (loss) on securities            (59,499)  162,214   171,654
    Less: reclassification adjustment for gains
     included in net income                        (74,170)  (90,770)  (96,476)
                                                ----------  --------  --------
                                                 (133,669)    71,444    75,178
  Income tax expense related to items of other
   comprehensive income                             48,131   (23,045)  (28,274)
                                                ----------  --------  --------
  Other comprehensive income (loss), net of tax $  (85,538) $ 46,942  $ 48,361
                                                ==========  ========  ========

(14) Stock Dividends

During 1999, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $59,109,000. These dividends were in the form of cash, common stock and the affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998, the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.

Minnesota Life Insurance Company and Subsidiaries

(14) Stock Dividends (continued)

   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year-end or the statutory net gain from operations for the current calendar year, without prior approval from the Department of Commerce. Based on this limitation and 1998 statutory results, Minnesota Life Insurance Company could have paid $168,076,000 in dividends in 1999 without prior approval.

(15) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company.
   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.
   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $183,200,000 as of December 31, 1999. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.
   The Company has long-term commitments to fund private equities and real estate investments totaling $147,652,000 as of December 31, 1999. The Company estimates that $60,000,000 of these commitments will be invested in 2000, with the remaining $87,652,000 invested over the next four years.
   As of December 31, 1999, the Company had committed to purchase bonds and mortgage loans totaling $54,130,000 but had not completed the purchase transactions.
   The Company has a long-term lease agreement for rental space in downtown St. Paul and other locations. Minimum rental commitments under such leases are as follows: 2000, $2,400,000; 2001, $2,227,000; 2002, $2,092,000; 2003,
$2,108,000; 2004, $1,261,000; 2005, $22,000.
   At December 31, 1999, the Company had guaranteed the payment of $76,600,000 in policyholders dividends and discretionary amounts payable in 2000. The Company has pledged bonds, valued at $79,333,000 to secure this guarantee.
   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 1999 and 1998 the liability was ($352,000) and $1,105,000, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $5,485,000 and $7,282,000 for the periods ending December 31, 1999 and 1998, respectively. These assets are being amortized over a five-year period.
   At December 1999, the Company has guaranteed the payment of approximately $125,000,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company through the expiration date of the notes June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

Minnesota Life Insurance Company and Subsidiaries

(16) Statutory Financial Data

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy. The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                       Year ended December
                                                      ----------------------
                                                         1999        1998
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,089,474  $  947,885
Adjustments:
  Deferred policy acquisition costs                      712,532     564,382
  Net unrealized investment gains (losses)               (49,572)    279,885
  Statutory asset valuation reserve                      310,626     239,455
  Statutory interest maintenance reserve                  30,984      49,915
  Premiums and fees deferred or receivable               (69,618)    (73,312)
  Change in reserve basis                                115,718     113,648
  Separate accounts                                      (64,860)    (56,816)
  Unearned policy and contract fees                     (144,157)   (118,459)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (125,094)   (173,907)
  Non-admitted assets                                     36,205      39,525
  Policyholders dividends                                 62,268      60,648
  Other                                                  (23,642)    (25,573)
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $1,755,864  $1,722,276
                                                      ==========  ==========

                                                  As of December 31
                                            --------------------------------
                                              1999       1998        1997
                                            --------  ----------  ----------
                                                    (In thousands)
Statutory net income                        $167,957  $  104,609  $  167,078
Adjustments:
  Deferred policy acquisition costs           29,164      18,042      26,878
  Statutory interest maintenance reserve     (18,931)     25,746        (538)
  Premiums and fees deferred or receivable     3,686         708       2,175
  Change in reserve basis                      2,555       3,011       9,699
  Separate accounts                           (8,044)     (5,644)     (6,272)
  Unearned policy and contract fees           (8,696)     (7,896)    (12,825)
  Net deferred income taxes                    1,439      15,351       7,832
  Policyholders dividends                      1,620       1,194       2,708
  Other                                        4,485       8,228      (6,839)
                                            --------  ----------  ----------
Net income as reported in the accompanying
 consolidated financial statements          $175,235  $  163,349  $  189,896
                                            ========  ==========  ==========

Minnesota Life Insurance Company and Subsidiaries

                                   Schedule I

       Summary of Investments--Other than Investments in Related Parties

                               December 31, 1999

                                                                 As Shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Bonds:
  United States government and
   government agencies and authorities $  151,864 $  143,597    $  143,597
  Foreign governments                     122,505    115,270       115,270
  Public utilities                        287,970    276,558       276,558
  Mortgage-backed securities            1,602,362  1,564,386     1,564,386
  All other corporate bonds             3,678,697  3,672,609     3,678,571
                                       ---------- ----------    ----------
      Total bonds                       5,843,398  5,772,420     5,778,382
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        7,475      9,072         9,072
    Banks, trusts and insurance compa-
     nies                                  25,959     25,399        25,399
    Industrial, miscellaneous and all
     other                                525,152    708,848       708,848
  Nonredeemable preferred stocks           28,428     26,950        26,950
                                       ---------- ----------    ----------
      Total equity securities             587,014    770,269       770,269
                                       ---------- ----------    ----------
Mortgage loans on real estate             696,672     XXXXXX       696,672
Real estate (2)                            36,793     XXXXXX        36,793
Policy loans                              237,335     XXXXXX       237,335
Other long-term investments               473,528     XXXXXX       473,528
Short-term investments                     93,993     XXXXXX        93,993
                                       ---------- ----------    ----------
      Total                             1,538,321        --      1,538,321
                                       ---------- ----------    ----------
Total investments                      $7,968,733 $6,542,689    $8,086,972
                                       ========== ==========    ==========

-------
(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule III

                      Supplementary Insurance Information

                                 (In thousands)

                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $73,670
 Accident and
  health insur-
  ance                80,371        552,833      35,558      16,858
 Annuity              97,137      3,118,995          25         234
 Property and li-
  ability insur-
  ance                   --             441
                    --------     ----------    --------     -------
                    $713,217     $6,061,136    $208,013     $90,762
                    ========     ==========    ========     =======
1998:
 Life insurance     $421,057     $2,303,580    $146,042     $51,798
 Accident and
  health insur-
  ance                74,606        510,969      33,568      18,342
 Annuity              68,719      3,186,148          25         424
 Property and li-
  ability insur-
  ance                   --             480         556         --
                    --------     ----------    --------     -------
                    $564,382     $6,001,177    $180,191     $70,564
                    ========     ==========    ========     =======
1997:
 Life insurance     $434,012     $2,229,396    $166,704     $42,627
 Accident and
  health insur-
  ance                70,593        466,109      34,250      17,153
 Annuity              71,425      3,266,965         --        4,576
 Property and li-
  ability insur-
  ance                   --             280       1,116         --
                    --------     ----------    --------     -------
                    $576,030     $5,962,750    $202,070     $64,356
                    ========     ==========    ========     =======
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income      expenses       costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
1999:
 Life insurance    $  762,745   $258,483     $645,695      $ 88,731   $391,454
 Accident and
  health insur-
  ance                170,988     37,922      108,283        11,779    101,021
 Annuity               95,190    243,160      214,461        22,945     79,883
 Property and li-
  ability insur-
  ance                    (14)       491          323                      743      (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056     $968,762      $123,455   $573,101   $  (570)
                   =========== ========== ============== ============ ========= ==========
1998:
 Life insurance    $  615,856   $246,303     $502,767      $114,589   $342,080
 Accident and
  health insur-
  ance                167,544     35,822      105,336        12,261     93,876
 Annuity               93,992    247,970      225,004        21,248    136,527
 Property and li-
  ability insur-
  ance                    662        986        2,848           --       1,187       103
                   ----------- ---------- -------------- ------------ --------- ----------
                   $  878,054   $531,081     $835,955      $148,098   $573,670   $   103
                   =========== ========== ============== ============ ========= ==========
1997:
 Life insurance    $  576,468   $247,267     $476,747      $102,473   $345,938
 Accident and
  health insur-
  ance                205,869     40,343       87,424         9,451    101,960
 Annuity               64,637    261,768      242,738        16,252    129,263
 Property and li-
  ability insur-
  ance                 40,316      4,395       33,773           --      13,146    43,376
                   ----------- ---------- -------------- ------------ --------- ----------
                   $  887,290   $553,773     $840,682      $128,176   $590,307   $43,376
                   =========== ========== ============== ============ ========= ==========

------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule IV

                                  Reinsurance

              For the years ended December 31, 1998, 1997 and 1996

                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951      19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981      16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270       0.8%
  Annuity                      22,562         --          --        22,562       --
  Property and liability
   insurance                      591      17,797      17,192          (14)      n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799      14.6%
                         ============ =========== =========== ============
1998:
 Life insurance in force $158,229,143 $18,656,917 $28,559,482 $168,131,708      17.0%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    338,909 $    30,532 $    71,198 $    379,575      18.8%
  Accident and health
   insurance                  180,081      17,894       1,432      163,619       0.9%
  Annuity                      33,837         --          --        33,837       --
  Property and liability
   insurance                      581      18,837      18,918          662    2857.7%
                         ------------ ----------- ----------- ------------
   Total premiums        $    553,408 $    67,263 $    91,548 $    577,693      15.8%
                         ============ =========== =========== ============
1997:
 Life insurance in force $122,120,394 $14,813,351 $25,566,734 $132,873,777      19.2%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    340,984 $    30,547 $    63,815 $    374,252      17.1%
  Accident and health
   insurance                  175,647      16,332       1,310      160,625       0.8%
  Annuity                      40,060         --          --        40,060       --
  Property and liability
   insurance                   38,995      11,651      12,972       40,316      32.2%
                         ------------ ----------- ----------- ------------
   Total premiums        $    595,686 $    58,530 $    78,097 $    615,253      12.7%
                         ============ =========== =========== ============

                       See independent auditors' report.

                                   APPENDIX A


               ILLUSTRATIONS OF ACCOUNT VALUES AND DEATH BENEFITS

     The following tables illustrate how the account value and death benefit of a policy change with the investment experience of the sub-accounts of the separate account. The tables show how the account values and death benefit of a policy issued to an insured of a given age and at a given premium would vary over time if the investment return on the assets held in each sub-account of the separate account were a uniform, gross, after-tax rate of 0 percent, 6 percent or 12 percent. In addition, the account values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0 percent, 6 percent and 12 percent over a period of years, but fluctuated above and below those averages for individual policy years.

     The tables illustrate both a policy issued to an insured, age 45 and to an insured, age 55, in a group-sponsored program issued a group contract. This assumes a $4.00 monthly administration charge, a 3 percent sales charge, a 2 percent premium tax charge, and a .25 percent federal tax charge. Cost of insurance charges used in the tables are either the guaranteed maximums or assumed levels as described in the following paragraph. If a particular policy has different administration, sales, tax, or cost of insurance charges, the account values and death benefits would vary from those shown in the tables. The illustrations of death benefits also vary between tables depending upon whether the level or variable type death benefits are illustrated.

     The account value column in the tables with the heading "Using Maximum Mortality Charges" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance based on the guaranteed maximum rate when there has been simplified underwriting, which is 125 percent of the maximum allowed under the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table. The account value column in the table with the heading "Using Current Mortality Charges" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance at an assumed level which is substantially less than the guaranteed rate. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."

     The amounts shown for the hypothetical account value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund and a daily mortality and expense risk charge assessed against the net assets of the Variable Universal Life Account are deducted from the gross return. The mortality and expense risk charge reflected in the illustrations is at an annual rate of .50 percent. The investment expenses illustrated represent an average of the investment advisory fee charged for all Funds covered under this prospectus. The investment advisory fee for each Portfolio for the last fiscal year is shown under the heading "Fund Charges" in this prospectus. In addition to the deduction for the investment advisory fee, the illustrations also reflect a deduction for Portfolio costs and expenses for the last fiscal year, as illustrated under the heading "What charges are associated with the policy?--Fund Charges" in this prospectus. The illustration reflects certain fees and expenses that were waived or voluntarily absorbed, as detailed in the footnote to the expense table. We do not expect any changes to the voluntary absorption of expenses policy in the current year. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.19 percent, 4.81 percent and 10.81 percent.


     The tables reflect the fact that no charges for federal, state or local income taxes are currently made against the Variable Universal Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now which produce the account values and death benefits illustrated. Additionally, the hypothetical values shown in the tables assume that the policy for which values are illustrated is not deemed an individual policy under OBRA, and therefore the values do not reflect the additional premium expense charge to cover Minnesota Life's increased federal tax expense in that situation (as described in "Federal Tax Charge").

     The tables illustrate the policy values that would result based upon the investment rates of return if the premiums are paid on a monthly basis, and if no policy loans have been made. The tables are also based on the assumptions that no partial surrenders have been made, that no transfer charges were incurred and that no optional riders have been requested. The policy values in the tables also may reflect an increase in the face amount of insurance to the minimum amount necessary to maintain the policy's qualification as life insurance under Section 7702 of the Code. Further, the tables may show a decrease in the face amount to a level that the account value immediately prior to the decrease plus the additional illustrated premiums with interest can provide.
     Upon request, we will provide a comparable illustration based on the proposed insured's age, the face amount of insurance, premium amount and frequency of payment, the group size and gender mix among other characteristics of the group and the insurance program.

                             DEATH BENEFIT OPTION A

                                  ISSUE AGE 45
                       FACE AMOUNT OF INSURANCE--$100,000
                             ANNUAL PREMIUM--$1,800
                           (MONTHLY PREMIUM--$150)(1)

                        USING ASSUMED MORTALITY CHARGES*


                                --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         -------------------------------------------------------------
                            0% GROSS(2)          6% GROSS(2)          12% GROSS(2)
                            (-1.19% NET)         (4.81% NET)          (10.81% NET)
                         ------------------   ------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH     ACCOUNT    DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT     VALUE    BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   --------   -------   --------   --------   --------
   1     46    $1,800    $ 1,458   $100,000   $ 1,505   $100,000   $  1,552   $100,000
   2     47     1,800      2,889    100,000     3,073    100,000      3,262    100,000
   3     48     1,800      4,283    100,000     4,697    100,000      5,136    100,000
   4     49     1,800      5,652    100,000     6,390    100,000      7,206    100,000
   5     50     1,800      7,008    100,000     8,170    100,000      9,506    100,000
   6     51     1,800      8,330    100,000    10,017    100,000     12,037    100,000
   7     52     1,800      9,606    100,000    11,925    100,000     14,816    100,000
   8     53     1,800     10,850    100,000    13,910    100,000     17,884    100,000
   9     54     1,800     12,040    100,000    15,955    100,000     21,254    100,000
  10     55     1,800     13,179    100,000    18,065    100,000     24,962    100,000
  15     60     1,800     17,834    100,000    29,490    100,000     49,979    100,000
  20     65     1,800     20,517    100,000    42,711    100,000     92,077    111,235
  25     70     1,800     20,845    100,000    58,683    100,000    162,319    186,667
  30     75     1,800     13,840    100,000    77,566    100,000    277,145    293,951


------------
(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.


The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


* This illustration uses assumed mortality charges for a group-sponsored program issued a group contract. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 45
                       FACE AMOUNT OF INSURANCE--$100,000
                             ANNUAL PREMIUM--$1,800
                           (MONTHLY PREMIUM--$150)(1)

                        USING MAXIMUM MORTALITY CHARGES




                                --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         -------------------------------------------------------------
                            0% GROSS(2)          6% GROSS(2)          12% GROSS(2)
                            (-1.19% NET)         (4.81% NET)          (10.81% NET)
                         ------------------   ------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH     ACCOUNT    DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT     VALUE    BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   --------   -------   --------   --------   --------
   1     46    $1,800    $1,060    $100,000   $ 1,094   $100,000   $  1,128   $100,000
   2     47     1,800     2,069     100,000     2,203    100,000      2,339    100,000
   3     48     1,800     3,027     100,000     3,325    100,000      3,641    100,000
   4     49     1,800     3,932     100,000     4,458    100,000      5,041    100,000
   5     50     1,800     4,779     100,000     5,601    100,000      6,549    100,000
   6     51     1,800     5,563     100,000     6,747    100,000      8,171    100,000
   7     52     1,800     6,280     100,000     7,892    100,000      9,916    100,000
   8     53     1,800     6,920     100,000     9,028    100,000     11,791    100,000
   9     54     1,800     7,476     100,000    10,147    100,000     13,807    100,000
  10     55     1,800     7,942     100,000    11,243    100,000     15,977    100,000
  15     60     1,800     8,739     100,000    16,195    100,000     29,863    100,000
  20     65     1,800     5,894     100,000    19,209    100,000     51,699    100,000
  25     70     1,800         0           0    17,190    100,000     89,660    103,109
  30     75     1,800         0           0     2,777    100,000    155,846    165,256


------------
(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.


The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 45
                       FACE AMOUNT OF INSURANCE--$50,000
                             ANNUAL PREMIUM--$1,800
                           (MONTHLY PREMIUM--$150)(1)

                        USING ASSUMED MORTALITY CHARGES*


                               --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         ------------------------------------------------------------
                            0% GROSS(2)         6% GROSS(2)          12% GROSS(2)
                           (-1.19% NET)         (4.81% NET)          (10.81% NET)
                         -----------------   ------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH    ACCOUNT    DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT    VALUE    BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   -------   -------   --------   --------   --------
   1      46   $1,800    $ 1,551   $51,551   $ 1,602   $ 51,602   $  1,651   $ 51,651
   2      47    1,800      3,078    53,078     3,275     53,275      3,475     53,475
   3      48    1,800      4,575    54,575     5,015     55,015      5,483     55,483
   4      49    1,800      6,048    56,048     6,834     56,834      7,702     57,702
   5      50    1,800      7,504    57,504     8,740     58,740     10,160     60,160
   6      51    1,800      8,930    58,930    10,725     60,725     12,872     62,872
   7      52    1,800     10,321    60,321    12,787     62,787     15,858     65,858
   8      53    1,800     11,684    61,684    14,937     64,937     19,154     69,154
   9      54    1,800     13,007    63,007    17,165     67,165     22,781     72,781
  10      55    1,800     14,291    64,291    19,475     69,475     26,774     76,774
  15      60    1,800     19,941    69,941    32,203     82,203     53,559    103,559
  20      65    1,800     24,139    74,139    47,000     97,000     96,803    146,803
  25      70    1,800     26,653    76,653    64,052    114,052    167,134    217,134
  30      75    1,800     24,728    74,728    80,769    130,769    279,159    329,159


------------
(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.


The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


* This illustration uses assumed mortality charges for a group-sponsored program issued a group contract. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 45
                       FACE AMOUNT OF INSURANCE--$50,000
                             ANNUAL PREMIUM--$1,800
                           (MONTHLY PREMIUM--$150)(1)

                        USING MAXIMUM MORTALITY CHARGES


                               --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         -----------------------------------------------------------
                            0% GROSS(2)         6% GROSS(2)         12% GROSS(2)
                           (-1.19% NET)         (4.81% NET)         (10.81% NET)
                         -----------------   -----------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH    ACCOUNT    DEATH    ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT    VALUE    BENEFIT    VALUE     BENEFIT
------   ---   -------   -------   -------   -------   -------   --------   --------
   1     46    $1,800    $1,334    $51,334   $ 1,377   $51,377   $  1,420   $ 51,420
   2     47     1,800     2,630     52,630     2,798    52,798      2,970     52,970
   3     48     1,800     3,887     53,887     4,263    54,263      4,662     54,662
   4     49     1,800     5,104     55,104     5,772    55,772      6,511     56,511
   5     50     1,800     6,279     56,279     7,326    57,326      8,531     58,531
   6     51     1,800     7,410     57,410     8,923    58,923     10,736     60,736
   7     52     1,800     8,492     58,492    10,561    60,561     13,142     63,142
   8     53     1,800     9,522     59,522    12,236    62,236     15,767     65,767
   9     54     1,800    10,495     60,495    13,947    63,947     18,628     68,628
  10     55     1,800    11,409     61,409    15,691    65,691     21,748     71,748

  15     60     1,800    14,998     64,998    24,834    74,834     42,173     92,173
  20     65     1,800    16,472     66,472    34,208    84,208     73,786    123,786
  25     70     1,800    14,707     64,707    42,428    92,428    122,410    172,410
  30     75     1,800     7,964     57,964    46,993    96,993    196,963    246,963


------------
(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.


The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 55
                       FACE AMOUNT OF INSURANCE--$100,000
                             ANNUAL PREMIUM--$3,000
                           (MONTHLY PREMIUM--$250)(1)

                        USING ASSUMED MORTALITY CHARGES


                                --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         --------------------------------------------------------------
                            0% GROSS(2)           6% GROSS(2)          12% GROSS(2)
                            (-1.19% NET)          (4.81% NET)          (10.81% NET)
                         ------------------   -------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH     ACCOUNT     DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT     VALUE     BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   --------   --------   --------   --------   --------
   1     56    $3,000    $ 2,305   $100,000   $  2,381   $100,000   $  2,454   $100,000
   2     57     3,000      4,514    100,000      4,804    100,000      5,101    100,000
   3     58     3,000      6,640    100,000      7,290    100,000      7,980    100,000
   4     59     3,000      8,678    100,000      9,832    100,000     11,109    100,000
   5     60     3,000     10,630    100,000     12,439    100,000     14,524    100,000
   6     61     3,000     12,490    100,000     15,108    100,000     18,253    100,000
   7     62     3,000     14,261    100,000     17,848    100,000     22,341    100,000
   8     63     3,000     15,938    100,000     20,659    100,000     26,830    100,000
   9     64     3,000     17,533    100,000     23,561    100,000     31,787    100,000
  10     65     3,000     19,030    100,000     26,546    100,000     37,262    100,000
  15     70     3,000     25,095    100,000     43,163    100,000     75,579    100,000
  20     75     3,000     24,696    100,000     61,355    100,000    141,933    150,365
  25     80     3,000     10,695    100,000     83,058    100,000    251,485    264,059
  30     85     3,000          0          0    115,933    121,729    425,829    447,120


------------
(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.


The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


* This illustration uses assumed mortality charges for a group-sponsored program issued a group contract. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 55
                       FACE AMOUNT OF INSURANCE--$100,000
                             ANNUAL PREMIUM--$3,000
                           (MONTHLY PREMIUM--$250)(1)

                        USING MAXIMUM MORTALITY CHARGES


                                --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         -------------------------------------------------------------
                            0% GROSS(2)          6% GROSS(2)          12% GROSS(2)
                            (-1.19% NET)         (4.81% NET)          (10.81% NET)
                         ------------------   ------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH     ACCOUNT    DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT     VALUE    BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   --------   -------   --------   --------   --------
   1     56    $3,000    $1,479    $100,000   $ 1,527   $100,000   $  1,574   $100,000
   2     57     3,000     2,851     100,000     3,037    100,000      3,227    100,000
   3     58     3,000     4,115     100,000     4,527    100,000      4,966    100,000
   4     59     3,000     5,268     100,000     5,995    100,000      6,801    100,000
   5     60     3,000     6,301     100,000     7,430    100,000      8,738    100,000
   6     61     3,000     7,200     100,000     8,820    100,000     10,778    100,000
   7     62     3,000     7,949     100,000    10,145    100,000     12,922    100,000
   8     63     3,000     8,525     100,000    11,382    100,000     15,168    100,000
   9     64     3,000     8,904     100,000    12,507    100,000     17,515    100,000
  10     65     3,000     9,064     100,000    13,494    100,000     19,968    100,000
  15     70     3,000     5,825     100,000    15,506    100,000     34,415    100,000
  20     75     3,000         0           0     7,356    100,000     54,965    100,000
  25     80     3,000         0           0         0          0     92,432    100,000
  30     85     3,000         0           0         0          0    166,611    174,942


------------
(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.


The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 55
                       FACE AMOUNT OF INSURANCE--$50,000
                             ANNUAL PREMIUM--$3,000
                           (MONTHLY PREMIUM--$250)(1)

                        USING ASSUMED MORTALITY CHARGES*


                               --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         ------------------------------------------------------------
                            0% GROSS(2)         6% GROSS(2)          12% GROSS(2)
                           (-1.19% NET)         (4.81% NET)          (10.81% NET)
                         -----------------   ------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH    ACCOUNT    DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT    VALUE    BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   -------   -------   --------   --------   --------
   1     56    $3,000    $ 2,538   $52,538   $ 2,621   $ 52,621   $  2,702   $ 52,702
   2     57     3,000      5,004    55,004     5,324     55,324      5,651     55,651
   3     58     3,000      7,405    57,405     8,121     58,121      8,881     58,881
   4     59     3,000      9,735    59,735    11,009     61,009     12,416     62,416
   5     60     3,000     11,997    61,997    13,992     63,992     16,288     66,288
   6     61     3,000     14,183    64,183    17,071     67,071     20,529     70,529
   7     62     3,000     16,296    66,296    20,247     70,247     25,177     75,177
   8     63     3,000     18,330    68,330    23,522     73,522     30,270     80,270
   9     64     3,000     20,292    70,292    26,904     76,904     35,863     85,863
  10     65     3,000     22,171    72,171    30,338     80,388     41,997     91,997

  15     70     3,000     30,315    80,315    49,462     99,462     83,031    133,031
  20     75     3,000     33,692    83,692    68,737    118,737    146,111    196,111
  25     80     3,000     29,289    79,289    84,317    134,317    241,305    291,305
  30     85     3,000     12,023    62,023    88,972    138,972    381,105    433,105


------------
(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.


The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


* This illustration uses assumed mortality charges for a group-sponsored program issued a group contract. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 55
                       FACE AMOUNT OF INSURANCE--$50,000
                             ANNUAL PREMIUM--$3,000
                           (MONTHLY PREMIUM--$250)(1)

                        USING MAXIMUM MORTALITY CHARGES


                               --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         -----------------------------------------------------------
                            0% GROSS(2)         6% GROSS(2)         12% GROSS(2)
                           (-1.19% NET)         (4.81% NET)         (10.81% NET)
                         -----------------   -----------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH    ACCOUNT    DEATH    ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT    VALUE    BENEFIT    VALUE     BENEFIT
------   ---   -------   -------   -------   -------   -------   --------   --------
   1     56    $3,000    $ 2,093   $52,093   $ 2,161   $52,161   $  2,228   $ 52,228
   2     57     3,000      4,106    54,106     4,369    54,369      4,638     54,638
   3     58     3,000      6,038    56,038     6,625    56,625      7,249     57,249
   4     59     3,000      7,888    57,888     8,928    58,928     10,078     60,078
   5     60     3,000      9,650    59,650    11,274    61,274     13,143     63,143
   6     61     3,000     11,317    61,317    13,656    63,656     16,461     66,461
   7     62     3,000     12,881    62,881    16,066    66,066     20,048     70,048
   8     63     3,000     14,329    64,329    18,492    68,492     23,919     73,919
   9     64     3,000     15,650    65,650    20,922    70,922     28,093     78,093
  10     65     3,000     16,834    66,834    23,343    73,343     32,589     82,589
  15     70     3,000     20,447    70,447    34,971    84,971     60,886    110,886
  20     75     3,000     18,770    68,770    43,848    93,848    101,479    151,479
  25     80     3,000      8,676    58,676    45,248    95,248    157,971    207,971
  30     85     3,000          0         0    32,529    82,529    235,698    285,698


------------
(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.


The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                   APPENDIX B


                              POLICY LOAN EXAMPLE


As an example of the effect of a policy loan upon the policy account value and the death benefit, assume a policy of an insured age 45 with the following characteristics: The Variable Universal Life Policy has an Option B death benefit with a level face amount of $50,000. Further, assume that 100 percent of net premiums are invested in the sub-accounts of the Variable Universal Life Account, that the gross investment rate in the Variable Universal Life Account was 12 percent each year and that Minnesota Life deducted assumed mortality charges. This situation is shown in Appendix A, "Illustrations of Account Values and Death Benefits."

     Now assume that the insured, who is also the owner of the policy, takes a policy loan in the amount of $5,000 at the end of the fourth policy year.
     When a policy loan is taken, the net cash value is reduced by the amount borrowed and any accrued interest subsequently charged. The amount borrowed continues to be a part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. Interest is charged on the policy loan at a policy loan interest rate of 8 percent per year. Interest is also credited to a policy when there is a policy loan. Interest credits on the policy loan are at a rate which is not less than the policy loan interest rate less 2 percent per year. Assume the interest credits in this example will be at 6 percent per year.
     The following table shows the effect on the end of fifth year account value and death benefit, if a policy loan of $5,000 is made at the end of the fourth year.


         End of Year                 End of Year
        Account Value               Death Benefit
  With Loan*   Without Loan   With Loan*   Without Loan
  ----------   ------------   ----------   ------------
    $9,918       $10,160       $59,918       $60,160


     Note that the difference in the account values here represents the difference between the actual policy performance in the sub-accounts of the Variable Universal Life Account and the interest credited on the principal amount of the policy loan. If interest credited on a policy loan exceeds the policy performance, then a policy with a loan will have a greater value than a policy with no loan activity. Where policy performance exceeds the interest credited on a policy loan, the resulting policy value will be lower than it would have been if the loan were not made.

     Now consider an identical situation to that above except that the death benefit is under Option A with a face amount of insurance of $100,000. This situation is also shown in Appendix A, "Illustrations of Account Values and Death Benefits." The following table shows the effect on the same fifth year values if a policy loan of $5,000 is made at the end of the fourth year.



         End of Year                 End of Year
        Account Value               Death Benefit
  With Loan*   Without Loan   With Loan*   Without Loan
  ----------   ------------   ----------   ------------
    $9,263        $9,506       $100,000      $100,000



* The account values above under the "With Loan" headings include the loan account value, that is, the amount of the loan plus accrued interest subsequently credited. If the insured were to surrender the policy at the end of the fifth year, he or she would receive only the net cash value in the sub-accounts of the Variable Universal Life Account. The net cash value equals the account value less the loan account value since there are no charges due. If the insured were to die at the end of the fifth year we would pay out the death benefit listed under the "With Loan" heading less the loan account value.

                                     PART II

                                OTHER INFORMATION

                            RULE 26(E) REPRESENTATION

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 33-85496, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:


     The Facing Sheet.
     Cross Reference Sheet.
     Part I
          The prospectus consisting of 118 pages.
     Part II
          Undertakings and Representations
     The Signatures.
     Written consents of the following persons:
          Donald F. Gruber, Esq.
          KPMG LLP
          Brian C. Anderson, F.S.A.
          Jones & Blouch L.L.P.
     The following Exhibits:


A.   Exhibits described in Item IX(A) of Form N-8B-2.

     (1) The indenture or agreement under the terms of which the trust was organized or issued securities.

               Resolution of the Board of Trustees of The Minnesota Mutual Life Insurance Company dated August 8, 1994 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

     (2) The indenture or agreement pursuant to which the proceeds of payments of securities are held by the custodian or trustee, if such indenture or agreement is not the same as the indenture or agreement referred to immediately above.

               None.

     (3)  Distributing Policies:

          (a) Agreements between the trust and principal underwriter or between the depositor and principal underwriter.

                    Distribution Agreement filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

          (b) Specimen of typical agreements between principal underwriter and dealers, managers, sales supervisors and salesmen.

                    Agent Sales Agreement filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

          (c) Schedules of sales commissions referred to in Item 38(c).

                    Sales Commission Schedule filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

     (4) Any agreement between the depositor, principal underwriter and the custodian or trustee other than indentures or agreements set forth above as paragraphs (1), (2) and (3) with respect to the trust or its securities.

               None.

     (5) The form of each type of security.

          (a) Group Variable Universal Life Policy, form MHC-94-18660 Rev. 1-95 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (b) Group Variable Universal Life Policy Certificate, Level Death Benefit, form MHC-94-18661 Rev. 1-95 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (c) Group Variable Universal Life Policy Certificate, Variable Death Benefit, form MHC-94-18662 Rev. 1-95 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (d) Special Rider for use with Group Policy, form MHC-94-18672 Rev. 1-95 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (e) Spouse Coverage for use with Group Policy Certificate, Level Death Benefit, form MHC-94-18670 Rev. 1-95 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (f) Spouse Coverage for use with Group Policy Certificate, Variable Death Benefit, form MHC-94-18671 Rev. 1-95 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (g) Waiver Agreement, Certificate Supplement, for use with Group Policy, form MHC-94-18676 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (h) Children's Rider, Certificate Supplement, for use with Group Policy, form MHC-94-18679 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (i) Accidental Death and Dismemberment Rider, Certificate Supplement, for use with Group Policy, form MHC-94-18680 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.


          (j) Accelerated Benefits Agreement, for use with Group Policy, form MHC-94-18677.



          (k) Accelerated Benefits, Certificate Supplement, for use with Group Policy, form MHC-94-18678.


          (l) Policy Rider - Children's Benefit, for use with Group Policy, form MHC-94-18681. filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (m) Policy Rider - Accidental Death and Dismemberment, for use with Group Policy, form MHC-94-18682 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.


          (n) Policy Rider - Waiver of Premium, for use with Group Policy, form MHC-94-18683.


          (o) Individual Variable Universal Life Policy, Level Death Benefit, form MHC-94-18665 Rev. 1-95 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (p) Individual Variable Universal Life Policy, Variable Death Benefit, form MHC-94-18673 Rev. 1-95 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (q) Individual Policy Rider - Accelerated Benefits Agreement, for use with the Individual Policy, form MHC-94-18686 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (r) Individual Policy Rider - Accidental Death and Dismemberment Benefit, for use with the Individual Policy, form MHC-94-18687 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (s) Individual Policy Rider - Waiver Agreement, for use with the Individual Policy, form MHC-94-18688 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (t) Individual Policy Rider - Children's Benefit, for use with the Individual Policy, form MHC-94-18689 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (u) Policyholder Contribution Rider, for use with the Group Policy, form MHC-96-18701 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (v) Policyholder Contribution Certificate Supplement, for use with the Group Policy, form MHC-96-18702 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (w) Spouse and Child Term Life Insurance Policy Rider, for use with the Group Policy, form MHC-96-18703 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (x) Spouse and Child Term Life Insurance Certificate Supplement, for use with the Group Policy, form MHC-96-18704 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

     (6) The certificate of incorporation or other instrument of organization and bylaws of the depositor.

          (a) Restated Certificate of Incorporation of the Depositor filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.


          (b)  Amended Bylaws of the Depositor.


     (7) Any insurance policy under a contract between the trust and the insurance company or between the depositor and the insurance company, together with the table of insurance premiums.

               None.

     (8) Any agreement between the trust or the depositor concerning the trust with the issuer, depositor, principal underwriter or investment adviser of any underlying investment company or any affiliated person of such persons.

               None.

     (9) All other material not entered into in the ordinary course of business of the trust or of the depositor concerning the trust.

               None.

     (10) Form of application for a periodic payment plan certificate.

          (a)  Group Variable Universal Life Policy.

               (i) Group Variable Universal Life Policy Application, form MHC-94-18663 Rev. 2-96 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (ii) Group Variable Universal Life Policy, Individual enrollment, form MHC-94-18664 Rev. 2-96, employer/employee paid filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (iii) Group Variable Universal Life Policy, Individual
                     enrollment, form MHC-94-18684 Rev. 2-96, employee paid filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (iv) Group Variable Universal Life Policy, Individual enrollment, form MHC-94-18685 Rev. 2-96, employer paid filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (v) Group Variable Universal Life Policy, Evidence of Insurability form, form MHC-94-18669 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (vi) Group Variable Universal Life Policy, Spouse Enrollment, form MHC-94-18667 Rev. 2-96 filed as this Exhibit to Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.


     (11) Code of Ethics.


B.   A specimen copy of each security being registered.

     See Exhibits listed under A.(5) above.

C. An opinion of counsel as to the legality of the securities being registered.

          Opinion and Consent of Donald F. Gruber, Esq.


D.   Consent of KPMG LLP.



E.   Opinion and Consent of Mr. Brian C. Anderson, F.S.A.


F.   Consent of Jones & Blouch L.L.P.


G. Memorandum on Administrative Procedures with Respect to Insurance, Transfer and Redemption, Required by Rule 6e-2(b)(12)(ii).



H. Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Minnesota Life Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 13th day of March, 2000.


                            MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                               (Registrant)

                        By: MINNESOTA LIFE INSURANCE COMPANY
                                               (Depositor)



                            By /s/Robert L. Senkler
                              --------------------------------------------------
                                           Robert L. Senkler
                                         Chairman of the Board,
                                  President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 13th day of March, 2000.


                            MINNESOTA LIFE INSURANCE COMPANY



                            By /s/Robert L. Senkler
                              --------------------------------------------------
                                           Robert L. Senkler
                                         Chairman of the Board,
                                  President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              Signature                     Title                                       Date
              ---------                     -----                                       ----
/s/Robert L. Senkler                        Chairman, President and                     March 13, 2000
---------------------------------------
Robert L. Senkler                           Chief Executive Officer

*                                           Director
---------------------------------------
Anthony L. Andersen

---------------------------------------     Director
Leslie S. Biller

*                                           Director
---------------------------------------
John F. Grundhofer

*                                           Director
---------------------------------------
Robert E. Hunstad

*                                           Director
---------------------------------------
Dennis E. Prohofsky

                                            Director
---------------------------------------
Michael E. Shannon

*                                           Director
---------------------------------------
William N. Westhoff

*                                           Director
---------------------------------------
Frederick T. Weyerhaeuser

/s/Gregory S. Strong                        Senior Vice President                        March 13, 2000
---------------------------------------
Gregory S. Strong                           (chief financial officer)

/s/Gregory S. Strong                        Senior Vice President                        March 13, 2000
---------------------------------------
Gregory S. Strong                           (chief accounting officer)

/s/William N. Westhoff                      Senior                                       March 13, 2000
---------------------------------------
William N. Westhoff                         Vice President (treasurer)


/s/Dennis E. Prohofsky                      Attorney-in-Fact                             March 13, 2000
---------------------------------------
Dennis E. Prohofsky




* Pursuant to power of attorney dated December 13, 1999, a copy of which is filed herewith.

Exhibit            EXHIBIT INDEX
Number         Description of Exhibit
------         ----------------------
A.(5)(j)       Accelerated Benefits Agreement, for use with Group Policy, form MHC-94-18677.

A.(5)(k)       Accelerated Benefits, Certificate Supplement, for use with Group
               Policy, form MHC-94-18678.

A.(5)(n) Policy Rider - Waiver of Premium, for use with Group Policy, form MHC-94-18683.

A.(6)(b)       Amended Bylaws of the Depositor.

A.(11)         Code of Ethics.

C.             Opinion and Consent of Donald F. Gruber, Esq.

D.             Consent of KPMG LLP.

E.             Opinion and Consent of Mr. Brian C. Anderson, F.S.A.

F.             Opinion of Jones & Blouch L.L.P.

G.             Memorandum on Administrative Procedures with Respect to Issuance,
               Transfer and Redemption, Required by Rule 6e-2(b)(12)(ii).

H.             Minnesota Life Insurance Company - Power of Attorney to Sign
               Registration Statements


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